                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end: July 31, 2010 for all funds in this filing except Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage New Jersey Municipal Money Market Fund, Wells Fargo Advantage New York Municipal Money Market Fund, and Wells Fargo Advantage Pennsylvania Municipal Money Market Fund, which had fiscal year end of January 31, 2010.

                   Date of reporting period: October 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

INDEX FUND

FACE/SHARE
AMOUNT         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.03%
     N/A WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                       $2,089,771,936
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,666,984,471)                                               2,089,771,936
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,666,984,471)*                                                       100.03%                                  2,089,771,936
OTHER ASSETS AND LIABILITIES, NET                                             (0.03)                                       (596,092)
                                                                             ------                                  --------------
TOTAL NET ASSETS                                                             100.00%                                 $2,089,175,844
                                                                             ------                                  --------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2010 (UNAUDITED)

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.

SECURITIES VALUATION

Investments in the Master Portfolio are valued daily based on the Fund's proportionate share of the Master Portfolio's net assets, which are also valued daily.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2010, all of the investments of the Fund were in an Affiliated Master Portfolio which were carried at fair value and designated as Level 2 inputs.


                                    1 | Page

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

CAPITAL GROWTH FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
COMMON STOCKS: 99.14%
CONSUMER DISCRETIONARY: 21.10%
AUTOMOBILES: 4.33%
     302,160   DAIMLER AG                                                                                            $   19,942,560
   2,840,190   FORD MOTOR COMPANY+<<                                                                                     40,131,885
                                                                                                                         60,074,445
                                                                                                                     --------------
HOTELS, RESTAURANTS & LEISURE: 1.72%
     645,432   MARRIOTT INTERNATIONAL INCORPORATED CLASS A<<                                                             23,913,256
                                                                                                                     --------------
INTERNET & CATALOG RETAIL: 4.12%
     204,960   AMAZON.COM INCORPORATED+                                                                                  33,847,094
      61,910   PRICELINE.COM INCORPORATED+                                                                               23,328,307
                                                                                                                         57,175,401
                                                                                                                     --------------
MEDIA: 5.39%
   1,267,520   CBS CORPORATION CLASS B                                                                                   21,459,114
     482,834   DIRECTV GROUP INCORPORATED+<<                                                                             20,983,966
     897,375   WALT DISNEY COMPANY                                                                                       32,404,211
                                                                                                                         74,847,291
                                                                                                                     --------------
MULTILINE RETAIL: 1.69%
     993,750   MACY'S INCORPORATED                                                                                       23,492,250
                                                                                                                     --------------
SPECIALTY RETAIL: 1.93%
     583,640   TJX COMPANIES INCORPORATED                                                                                26,783,240
                                                                                                                     --------------
TEXTILES, APPAREL & LUXURY GOODS: 1.92%
     533,520   COACH INCORPORATED<<                                                                                      26,676,000
                                                                                                                     --------------
CONSUMER STAPLES: 1.14%
FOOD & STAPLES RETAILING: 1.14%
     252,300   COSTCO WHOLESALE CORPORATION<<                                                                            15,836,871
                                                                                                                     --------------
ENERGY: 9.75%
ENERGY EQUIPMENT & SERVICES: 1.00%
     436,000   HALLIBURTON COMPANY                                                                                       13,890,960
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS: 8.75%
     447,130   CONOCOPHILLIPS                                                                                            26,559,522
     340,820   NEWFIELD EXPLORATION COMPANY+                                                                             20,319,688
     271,760   NOBLE ENERGY INCORPORATED<<                                                                               22,143,005
     361,450   OCCIDENTAL PETROLEUM CORPORATION                                                                          28,420,814
     343,830   PIONEER NATURAL RESOURCES COMPANY                                                                         23,999,334
                                                                                                                        121,442,363
                                                                                                                     --------------
FINANCIALS: 7.68%
CAPITAL MARKETS: 1.23%
     742,780   INVESCO LIMITED                                                                                           17,083,940
                                                                                                                     --------------
COMMERCIAL BANKS: 1.26%
     714,510   ITAU UNIBANCO HOLDING <<                                                                                  17,548,366
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

CAPITAL GROWTH FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
CONSUMER FINANCE: 3.93%
     770,750   AMERICAN EXPRESS COMPANY                                                                              $   31,955,295
      93,910   MASTERCARD INCORPORATED                                                                                   22,544,035
                                                                                                                         54,499,330
                                                                                                                     --------------
DIVERSIFIED FINANCIAL SERVICES: 1.26%
     464,460   JPMORGAN CHASE & COMPANY                                                                                  17,477,630
                                                                                                                     --------------
HEALTH CARE: 9.89%
HEALTH CARE EQUIPMENT & SUPPLIES: 1.26%
     294,050   HOSPIRA INCORPORATED+                                                                                     17,490,094
                                                                                                                     --------------
HEALTH CARE PROVIDERS & SERVICES: 5.32%
     455,370   EXPRESS SCRIPTS INCORPORATED+                                                                             22,094,552
     200,500   LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                             16,304,660
     237,240   MCKESSON CORPORATION                                                                                      15,653,095
     551,310   UNITEDHEALTH GROUP INCORPORATED                                                                           19,874,726
                                                                                                                         73,927,033
                                                                                                                     --------------
LIFE SCIENCES TOOLS & SERVICES: 1.71%
     374,550   VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                                    23,679,051
                                                                                                                     --------------
PHARMACEUTICALS: 1.60%
     306,290   ALLERGAN INCORPORATED                                                                                     22,178,459
                                                                                                                     --------------
INDUSTRIALS: 14.77%
AEROSPACE & DEFENSE: 2.39%
     243,350   PRECISION CASTPARTS CORPORATION                                                                           33,236,743
                                                                                                                     --------------
AIR FREIGHT & LOGISTICS: 1.76%
     278,926   FEDEX CORPORATION<<                                                                                       24,467,389
                                                                                                                     --------------
AIRLINES: 1.70%
   1,700,923   DELTA AIR LINES INCORPORATED+                                                                             23,625,820
                                                                                                                     --------------
ELECTRICAL EQUIPMENT: 2.49%
     300,676   EMERSON ELECTRIC COMPANY                                                                                  16,507,112
     289,020   ROCKWELL AUTOMATION INCORPORATED                                                                          18,026,177
                                                                                                                         34,533,289
                                                                                                                     --------------
MACHINERY: 5.16%
     291,361   CUMMINS INCORPORATED                                                                                      25,668,904
     318,000   EATON CORPORATION                                                                                         28,247,940
     231,670   PARKER HANNIFIN CORPORATION<<                                                                             17,734,339
                                                                                                                         71,651,183
                                                                                                                     --------------
ROAD & RAIL: 1.27%
     200,400   UNION PACIFIC CORPORATION                                                                                 17,571,072
                                                                                                                     --------------
INFORMATION TECHNOLOGY: 29.79%
COMMUNICATIONS EQUIPMENT: 3.46%
     206,700   F5 NETWORKS INCORPORATED+                                                                                 24,328,590

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

CAPITAL GROWTH FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
COMMUNICATIONS EQUIPMENT(CONTINUED)
     730,660   JUNIPER NETWORKS INCORPORATED+<<                                                                      $   23,666,077
                                                                                                                         47,994,667
                                                                                                                     --------------
COMPUTERS & PERIPHERALS: 8.46%
     249,725   APPLE INCORPORATED+                                                                                       75,134,761
     989,620   EMC CORPORATION+                                                                                          20,791,916
     403,750   NETAPP INCORPORATED+<<                                                                                    21,499,688
                                                                                                                        117,426,365
                                                                                                                     --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 3.32%
     670,950   AGILENT TECHNOLOGIES INCORPORATED+                                                                        23,349,060
     453,310   AMPHENOL CORPORATION CLASS A<<                                                                            22,724,430
                                                                                                                         46,073,490
                                                                                                                     --------------
INTERNET SOFTWARE & SERVICES: 5.50%
     196,010   BAIDU.COM INCORPORATED ADR+                                                                               21,563,060
     243,792   EQUINIX INCORPORATED+<<                                                                                   20,537,038
      55,900   GOOGLE INCORPORATED CLASS A+                                                                              34,266,141
                                                                                                                         76,366,239
                                                                                                                     --------------
IT SERVICES: 0.93%
     198,800   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       12,959,772
                                                                                                                     --------------
SOFTWARE: 8.12%
     403,750   CITRIX SYSTEMS INCORPORATED+                                                                              25,868,263
   1,110,500   ORACLE CORPORATION                                                                                        32,648,700
     386,450   RED HAT INCORPORATED+                                                                                     16,331,377
     177,080   SALESFORCE.COM INCORPORATED+<<                                                                            20,553,676
     227,620   VMWARE INCORPORATED+<<                                                                                    17,403,825
                                                                                                                        112,805,841
                                                                                                                     --------------
MATERIALS: 2.63%
CHEMICALS: 2.63%
     444,420   ECOLAB INCORPORATED                                                                                       21,918,794
     544,550   LYONDELLBASELL CLASS A+                                                                                   14,626,613
                                                                                                                         36,545,407
                                                                                                                     --------------
TELECOMMUNICATION SERVICES: 2.39%
WIRELESS TELECOMMUNICATION SERVICES: 2.39%
     644,434   AMERICAN TOWER CORPORATION CLASS A+                                                                       33,259,237
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $1,168,893,225)                                                                             1,376,532,494
                                                                                                                     --------------
SHORT-TERM INVESTMENTS: 17.59%

PRNCIPAL                                                                              INTEREST RATE   MATURITY DATE
------------                                                                          -------------   -------------
CORPORATE BONDS AND NOTES: 0.40%
$  4,910,843   GRYPHON FUNDING LIMITED(a)(i)(v)                                                0.00%     08/05/2011       2,007,552
   6,331,308   VFNC CORPORATION(a)(i)(v)+++/-                                                  0.24      09/29/2011       3,608,846
                                                                                                                          5,616,398
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

CAPITAL GROWTH FUND

SHARES         SECURITY NAME                                                              YIELD                           VALUE
------------   --------------------------------------------------------------------   -------------                  --------------
INVESTMENT COMPANIES: 17.19%
   6,262,985   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                                  0.19%                 $    6,262,985
 232,360,295   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(v)(l)(u)                    0.25                     232,360,295
                                                                                                                        238,623,280
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $242,422,384)                                                                        244,239,679
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,411,315,609)*                                                       116.73%                                  1,620,772,172
OTHER ASSETS AND LIABILITIES, NET                                            (16.73)                                   (232,316,926)
                                                                             ------                                  --------------
TOTAL NET ASSETS                                                             100.00%                                 $1,388,455,246
                                                                             ------                                  --------------

+    NON-INCOME EARNING SECURITIES.

(a) SECURITY IS FAIR VALUED BY THE MANAGEMENT VALUATION TEAM, AND IN CERTAIN INSTANCES BY THE BOARD OF TRUSTEES, IN ACCORDANCE WITH PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(l)  INVESTMENT IN AN AFFILIATE.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,416,607,586 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                    $207,381,712
     GROSS UNREALIZED DEPRECIATION                                      (3,217,126)
                                                                      ------------
     NET UNREALIZED APPRECIATION                                      $204,164,586

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

CLASSIC VALUE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
COMMON STOCKS: 98.60%
CONSUMER DISCRETIONARY: 17.05%
HOTELS, RESTAURANTS & LEISURE: 3.82%
     632,283   CARNIVAL CORPORATION<<                                                                                $   27,295,657
                                                                                                                     --------------
MEDIA: 4.75%
     471,204   COMCAST CORPORATION CLASS A                                                                                9,697,378
     551,043   OMNICOM GROUP INCORPORATED<<                                                                              24,223,850
                                                                                                                         33,921,228
                                                                                                                     --------------
MULTILINE RETAIL: 0.96%
     131,399   TARGET CORPORATION                                                                                         6,824,864
                                                                                                                     --------------
SPECIALTY RETAIL: 4.98%
     809,235   HOME DEPOT INCORPORATED<<                                                                                 24,989,177
     329,310   LOWE'S COMPANIES INCORPORATED                                                                              7,024,182
     173,720   STAPLES INCORPORATED                                                                                       3,575,601
                                                                                                                         35,588,960
                                                                                                                     --------------
TEXTILES, APPAREL & LUXURY GOODS: 2.54%
     864,924   TIMBERLAND COMPANY CLASS A+                                                                               18,146,106
                                                                                                                     --------------
CONSUMER STAPLES: 10.39%
BEVERAGES: 4.78%
   1,465,403   DIAGEO PLC                                                                                                27,049,996
     108,779   PEPSICO INCORPORATED                                                                                       7,103,269
                                                                                                                         34,153,265
                                                                                                                     --------------
FOOD & STAPLES RETAILING: 2.27%
     351,530   SAFEWAY INCORPORATED<<                                                                                     8,050,037
     241,669   WALGREEN COMPANY                                                                                           8,187,746
                                                                                                                         16,237,783
                                                                                                                     --------------
HOUSEHOLD PRODUCTS: 2.01%
     110,043   CLOROX COMPANY<<                                                                                           7,323,362
     110,017   PROCTER & GAMBLE COMPANY                                                                                   6,993,781
                                                                                                                         14,317,143
                                                                                                                     --------------
TOBACCO: 1.33%
     162,702   PHILIP MORRIS INTERNATIONAL                                                                                9,518,067
                                                                                                                     --------------
ENERGY: 12.16%
OIL, GAS & CONSUMABLE FUELS: 12.16%
     248,800   CHEVRON CORPORATION                                                                                       20,553,368
     398,889   CONOCOPHILLIPS                                                                                            23,694,007
     399,709   EXXON MOBIL CORPORATION                                                                                   26,568,657

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

CLASSIC VALUE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
OIL, GAS & CONSUMABLE FUELS (continued)
     203,945   OCCIDENTAL PETROLEUM CORPORATION                                                                      $   16,036,195
                                                                                                                         86,852,227
                                                                                                                     --------------
FINANCIALS: 21.37%
CAPITAL MARKETS: 5.50%
     356,802   LEGG MASON INCORPORATED<<                                                                                 11,071,566
     251,450   NORTHERN TRUST CORPORATION<<                                                                              12,479,464
     377,790   STATE STREET CORPORATION                                                                                  15,776,510
                                                                                                                         39,327,540
                                                                                                                     --------------
COMMERCIAL BANKS: 2.19%
     647,290   US BANCORP                                                                                                15,651,472
                                                                                                                     --------------
DIVERSIFIED FINANCIAL SERVICES: 10.22%
   2,205,462   BANK OF AMERICA CORPORATION                                                                               25,230,485
     488,607   JPMORGAN CHASE & COMPANY                                                                                  18,386,281
   1,085,702   MOODY'S CORPORATION<<                                                                                     29,379,096
                                                                                                                         72,995,862
                                                                                                                     --------------
INSURANCE: 3.46%
     236,756   PRUDENTIAL FINANCIAL INCORPORATED<<                                                                       12,448,630
   1,132,220   STEWART INFORMATION SERVICES CORPORATION<<                                                                12,250,620
                                                                                                                         24,699,250
                                                                                                                     --------------
HEALTH CARE: 15.88%
BIOTECHNOLOGY: 3.00%
     375,043   AMGEN INCORPORATED+                                                                                       21,448,709
                                                                                                                     --------------
HEALTH CARE EQUIPMENT & SUPPLIES: 2.31%
     468,699   MEDTRONIC INCORPORATED                                                                                    16,502,892
                                                                                                                     --------------
HEALTH CARE PROVIDERS & SERVICES: 2.47%
     324,899   WELLPOINT INCORPORATED+                                                                                   17,655,012
                                                                                                                     --------------
PHARMACEUTICALS: 8.10%
     385,519   MERCK & COMPANY INCORPORATED                                                                              13,986,629
     339,908   NOVARTIS AG ADR<<                                                                                         19,697,669
   1,388,557   PFIZER INCORPORATED                                                                                       24,160,892
                                                                                                                         57,845,190
                                                                                                                     --------------
INDUSTRIALS: 9.43%
AEROSPACE & DEFENSE: 1.05%
     105,930   BOEING COMPANY                                                                                             7,482,895
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

CLASSIC VALUE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
AIR FREIGHT & LOGISTICS: 2.05%
     166,855   FEDEX CORPORATION<<                                                                                   $   14,636,521
                                                                                                                     --------------
COMMERCIAL SERVICES & SUPPLIES: 4.32%
     591,700   AVERY DENNISON CORPORATION                                                                                21,508,295
     340,803   CINTAS CORPORATION<<                                                                                       9,361,858
                                                                                                                         30,870,153
                                                                                                                     --------------
INDUSTRIAL CONGLOMERATES: 2.01%
     897,264   GENERAL ELECTRIC COMPANY                                                                                  14,374,169
                                                                                                                     --------------
INFORMATION TECHNOLOGY: 11.06%
COMMUNICATIONS EQUIPMENT: 4.07%
     308,299   CISCO SYSTEMS INCORPORATED+<<                                                                              7,038,466
     487,973   QUALCOMM INCORPORATED                                                                                     22,022,221
                                                                                                                         29,060,687
                                                                                                                     --------------
COMPUTERS & PERIPHERALS: 2.52%
   1,252,533   DELL INCORPORATED+<<                                                                                      18,011,425
                                                                                                                     --------------
IT SERVICES: 1.03%
     166,173   AUTOMATIC DATA PROCESSING INCORPORATED                                                                     7,381,405
                                                                                                                     --------------
SOFTWARE: 3.44%
     402,859   MICROSOFT CORPORATION                                                                                     10,732,164
     469,654   ORACLE CORPORATION                                                                                        13,807,828
                                                                                                                     --------------
                                                                                                                         24,539,992
                                                                                                                     --------------
UTILITIES: 1.26%
ELECTRIC UTILITIES: 1.26%
     121,160   ENTERGY CORPORATION                                                                                        9,030,055
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $686,968,786)                                                                                 704,368,529
                                                                                                                     --------------
PRIVATE PLACEMENT: 0.59%
FINANCIALS: 0.59%
DIVERSIFIED FINANCIAL SERVICES: 0.59%
     605,421   APOLLO MANAGEMENT LLC CLASS A (+)(++)                                                                      4,237,947
TOTAL PRIVATE PLACEMENT (COST $13,555,984)                                                                                4,237,947
                                                                                                                     --------------

PRNCIPAL                                                                              INTEREST RATE   MATURITY DATE
------------                                                                          -------------   -------------
SHORT-TERM INVESTMENTS: 15.03%
CORPORATE BONDS AND NOTES: 0.04%
$    232,830   GRYPHON FUNDING LIMITED(a)(i)(v)                                                0.00%     08/05/2011          95,181

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

CLASSIC VALUE FUND

PRNCIPAL       SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
CORPORATE BONDS AND NOTES (continued)
     300,177   VFNC CORPORATION(a)++(i)(v)+/-                                                  0.33%     09/29/2011  $      171,101
                                                                                                                            266,282

SHARES                                                                                    YIELD
------------                                                                          -------------
INVESTMENT COMPANIES: 14.99%
  10,147,654   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                                  0.19                      10,147,654
  96,950,963   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(v)(l)(u)                    0.25                      96,950,963
                                                                                                                        107,098,617
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $107,278,738)                                                                        107,364,899
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $807,803,508)*                                                         114.22%                                 $  815,971,375
OTHER ASSETS AND LIABILITIES, NET                                            (14.22)                                   (101,613,657)
                                                                             ------                                  --------------
TOTAL NET ASSETS                                                             100.00%                                 $  714,357,718
                                                                             ------                                  --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(i)  ILLIQUID SECURITY.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(l)  INVESTMENT IN AN AFFILIATE.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

+/-  VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $808,916,814 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSIST OF:

     GROSS UNREALIZED APPRECIATION                                     $ 78,308,819
     GROSS UNREALIZED DEPRECIATION                                      (71,254,258)
                                                                       ------------
     NET UNREALIZED APPRECIATION                                       $  7,054,561

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

CORE EQUITY FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
COMMON STOCKS: 96.34%
CONSUMER DISCRETIONARY: 17.13%
INTERNET & CATALOG RETAIL: 6.19%
     194,669   AMAZON.COM INCORPORATED+                                                                              $   32,147,639
     323,401   BLUE NILE INCORPORATED+<<                                                                                 13,776,883
                                                                                                                         45,924,522
                                                                                                                     --------------
MEDIA: 5.62%
   1,611,458   CBS CORPORATION CLASS B                                                                                   27,281,984
     328,803   OMNICOM GROUP INCORPORATED                                                                                14,454,180
                                                                                                                         41,736,164
                                                                                                                     --------------
SPECIALTY RETAIL: 2.97%
     715,053   HOME DEPOT INCORPORATED                                                                                   22,080,837
                                                                                                                     --------------
TEXTILES, APPAREL & LUXURY GOODS: 2.35%
     831,927   TIMBERLAND COMPANY+                                                                                       17,453,828
                                                                                                                     --------------
CONSUMER STAPLES: 6.95%
BEVERAGES: 2.45%
     595,373   DIAGEO PLC                                                                                                10,990,040
     110,884   PEPSICO INCORPORATED                                                                                       7,240,725
                                                                                                                         18,230,765
                                                                                                                     --------------
FOOD PRODUCTS: 0.77%
     129,283   MCCORMICK & COMPANY INCORPORATED<<                                                                         5,716,894
                                                                                                                     --------------
HOUSEHOLD PRODUCTS: 2.44%
     165,710   CLOROX COMPANY                                                                                            11,028,001
     111,295   PROCTER & GAMBLE COMPANY                                                                                   7,075,023
                                                                                                                         18,103,024
                                                                                                                     --------------
TOBACCO: 1.29%
     163,875   PHILIP MORRIS INTERNATIONAL                                                                                9,586,688
                                                                                                                     --------------
ENERGY: 11.67%
ENERGY EQUIPMENT & SERVICES: 2.19%
     232,959   SCHLUMBERGER LIMITED                                                                                      16,281,505
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS: 9.48%
     144,203   APACHE CORPORATION<<                                                                                      14,567,387
     177,522   CHEVRON CORPORATION                                                                                       14,665,092
     293,775   EXXON MOBIL CORPORATION                                                                                   19,527,224
     147,005   OCCIDENTAL PETROLEUM CORPORATION                                                                          11,559,003
     244,152   ULTRA PETROLEUM CORPORATION+<<                                                                            10,046,855
                                                                                                                         70,365,561
                                                                                                                     --------------
FINANCIALS: 17.80%
CAPITAL MARKETS: 5.85%
     102,297   GOLDMAN SACHS GROUP INCORPORATED                                                                          16,464,702
     440,390   STATE STREET CORPORATION                                                                                  18,390,686

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

CORE EQUITY FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
CAPITAL MARKETS (CONTINUED)
     155,476   T. ROWE PRICE GROUP INCORPORATED<<                                                                    $    8,593,159
                                                                                                                         43,448,547
                                                                                                                     --------------
CONSUMER FINANCE: 1.04%
     186,033   AMERICAN EXPRESS COMPANY                                                                                   7,712,928
                                                                                                                     --------------
DIVERSIFIED FINANCIAL SERVICES: 9.65%
   1,969,438   BANK OF AMERICA CORPORATION                                                                               22,530,371
     470,763   JPMORGAN CHASE & COMPANY                                                                                  17,714,812
   1,159,328   MOODY'S CORPORATION<<                                                                                     31,371,416
                                                                                                                         71,616,599
                                                                                                                     --------------
INSURANCE: 1.26%
     178,553   PRUDENTIAL FINANCIAL INCORPORATED                                                                          9,388,317
                                                                                                                     --------------
HEALTH CARE: 13.19%
BIOTECHNOLOGY: 2.99%
     387,925   AMGEN INCORPORATED+                                                                                       22,185,431
                                                                                                                     --------------
HEALTH CARE EQUIPMENT & SUPPLIES: 1.23%
     259,020   MEDTRONIC INCORPORATED                                                                                     9,120,094
                                                                                                                     --------------
PHARMACEUTICALS: 8.97%
     120,161   JOHNSON & JOHNSON                                                                                          7,650,651
     719,560   MERCK & COMPANY INCORPORATED                                                                              26,105,637
     251,185   NOVARTIS AG ADR<<                                                                                         14,556,171
   1,052,423   PFIZER INCORPORATED                                                                                       18,312,160
                                                                                                                         66,624,619
                                                                                                                     --------------
INDUSTRIALS: 7.76%
AEROSPACE & DEFENSE: 2.21%
     127,813  BOEING COMPANY                                                                                              9,028,710
      98,138  UNITED TECHNOLOGIES CORPORATION                                                                             7,337,778
                                                                                                                         16,366,488
                                                                                                                     --------------
AIR FREIGHT & LOGISTICS: 2.13%
     120,792   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED<<                                                      5,962,293
     146,310   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                 9,852,515
                                                                                                                         15,814,808
                                                                                                                     --------------
COMMERCIAL SERVICES & SUPPLIES: 1.67%
     457,502   ROBERT HALF INTERNATIONAL INCORPORATED<<                                                                  12,402,879
                                                                                                                     --------------
INDUSTRIAL CONGLOMERATES: 1.75%
     811,993   GENERAL ELECTRIC COMPANY                                                                                  13,008,128
                                                                                                                     --------------
INFORMATION TECHNOLOGY: 20.06%
COMMUNICATIONS EQUIPMENT: 7.30%
     797,781   CISCO SYSTEMS INCORPORATED+                                                                               18,213,340
     797,508   QUALCOMM INCORPORATED                                                                                     35,991,536
                                                                                                                         54,204,876
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

CORE EQUITY FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
INTERNET SOFTWARE & SERVICES: 6.75%
     891,489   ANCESTRY.COM INCORPORATED+<<                                                                          $   23,776,012
      42,960   GOOGLE INCORPORATED CLASS A+                                                                              26,334,050
                                                                                                                         50,110,062
                                                                                                                     --------------
IT SERVICES: 0.87%
      82,448   VISA INCORPORATED CLASS A                                                                                  6,444,960
                                                                                                                     --------------
SOFTWARE: 5.14%
      85,584   FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                                    7,512,564
      51,900   NINTENDO COMPANY LIMITED                                                                                  13,447,434
     585,780   ORACLE CORPORATION                                                                                        17,221,932
                                                                                                                         38,181,930
                                                                                                                     --------------
MATERIALS: 1.78%
CHEMICALS: 1.78%
     155,160   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     13,183,945
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $574,622,755)                                                                                 715,294,399
                                                                                                                     --------------
PRIVATE PLACEMENT: 0.58%
FINANCIALS: 0.58%
DIVERSIFIED FINANCIAL SERVICES: 0.58%
     612,041   APOLLO GLOBAL MANAGEMENT  LLC CLASS A+ ++                                                                  4,284,287
TOTAL PRIVATE PLACEMENT (COST $13,746,559)                                                                                4,284,287
                                                                                                                     --------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
------------                                                                          -------------   -------------
SHORT-TERM INVESTMENTS: 16.25%
CORPORATE BONDS AND NOTES
   6,862,257   GRYPHON FUNDING LIMITED(a)(i)                                                   0.00%     08/05/2011       2,805,291
                                                                                                                     --------------

SHARES                                                                                    YIELD
------------                                                                          -------------
INVESTMENT COMPANIES: 15.88%
  19,487,210   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)(l)                                  0.19                      19,487,210
  98,405,708   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(v)(u)(l)                    0.24                      98,405,708
                                                                                                                        117,892,918
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $123,909,421)                                                                        120,698,209
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $712,278,735)*                                                         113.17%                                    840,276,895
OTHER ASSETS AND LIABILITIES, NET                                            (13.17)                                    (97,808,491)
                                                                             ------                                  --------------
TOTAL NET ASSETS                                                             100.00%                                 $  742,468,404
                                                                             ------                                  --------------

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

(a) SECURITY IS FAIR VALUED BY THE MANAGEMENT VALUATION TEAM, AND IN CERTAIN INSTANCES BY THE BOARD OF TRUSTEES, IN ACCORDANCE WITH PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(l)  INVESTMENT IN AN AFFILIATE.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $713,755,293 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                     $171,441,923
     GROSS UNREALIZED DEPRECIATION                                      (44,920,321)
                                                                       ------------
     NET UNREALIZED APPRECIATION                                       $126,521,602

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

DISCIPLINED U.S. CORE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
COMMON STOCKS: 98.43%
CONSUMER DISCRETIONARY: 10.82%
AUTO COMPONENTS: 0.62%
      31,495   AUTOLIV INCORPORATED<<                                                                                $    2,245,594
      38,338   TRW AUTOMOTIVE HOLDINGS CORPORATION<<+                                                                     1,751,663
                                                                                                                          3,997,257
                                                                                                                     --------------
AUTOMOBILES: 0.93%
     425,344   FORD MOTOR COMPANY+                                                                                        6,010,111
                                                                                                                     --------------
DIVERSIFIED CONSUMER SERVICES: 0.29%
      29,010   ITT EDUCATIONAL SERVICES INCORPORATED<<+                                                                   1,872,015
                                                                                                                     --------------
HOTELS, RESTAURANTS & LEISURE: 0.87%
     131,073   CARNIVAL CORPORATION<<                                                                                     5,658,421
                                                                                                                     --------------
HOUSEHOLD DURABLES: 0.67%
      56,996   WHIRLPOOL CORPORATION<<                                                                                    4,322,007
                                                                                                                     --------------
MEDIA: 3.09%
     401,311   COMCAST CORPORATION CLASS A                                                                                8,258,980
      95,451   DIRECTV GROUP INCORPORATED+                                                                                4,148,300
      93,844   DISH NETWORK CORPORATION<<                                                                                 1,863,742
     147,206   GANNETT COMPANY INCORPORATED<<                                                                             1,744,391
     124,015   TIME WARNER INCORPORATED                                                                                   4,031,728
                                                                                                                         20,047,141
                                                                                                                     --------------
MULTILINE RETAIL: 2.04%
      41,166   BIG LOTS INCORPORATED+                                                                                     1,291,377
      37,513   DOLLAR TREE INCORPORATED+                                                                                  1,924,792
     185,500   MACY'S INCORPORATED                                                                                        4,385,220
     107,656   TARGET CORPORATION                                                                                         5,591,653
                                                                                                                         13,193,042
                                                                                                                     --------------
SPECIALTY RETAIL: 1.80%
      13,407   AUTOZONE INCORPORATED+                                                                                     3,185,905
      66,657   BEST BUY COMPANY INCORPORATED<<                                                                            2,864,918
      65,755   ROSS STORES INCORPORATED<<                                                                                 3,878,887
      37,904   TJX COMPANIES INCORPORATED                                                                                 1,739,415
                                                                                                                         11,669,125
                                                                                                                     --------------
TEXTILES, APPAREL & LUXURY GOODS: 0.51%
      39,554   VF CORPORATION<<                                                                                           3,292,475
                                                                                                                     --------------
CONSUMER STAPLES: 11.48%
BEVERAGES: 1.12%
      70,135   COCA-COLA ENTERPRISES INCORPORATED                                                                         1,683,941
      25,772   PEPSICO INCORPORATED                                                                                       1,682,912
      63,303   THE COCA-COLA COMPANY                                                                                      3,881,740
                                                                                                                          7,248,593
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

DISCIPLINED U.S. CORE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
FOOD & STAPLES RETAILING: 3.05%
     127,112   CVS CAREMARK CORPORATION                                                                              $    3,828,613
     179,425   KROGER COMPANY                                                                                             3,947,350
      55,523   SAFEWAY INCORPORATED<<                                                                                     1,271,477
     197,411   WAL-MART STORES INCORPORATED                                                                              10,693,754
                                                                                                                         19,741,194
                                                                                                                     --------------
FOOD PRODUCTS: 2.26%
     157,375   ARCHER DANIELS MIDLAND COMPANY                                                                             5,243,735
      28,585   CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                   1,216,292
     165,023   DEL MONTE FOODS COMPANY                                                                                    2,366,430
      48,144   HORMEL FOODS CORPORATION<<                                                                                 2,210,772
     229,775   TYSON FOODS INCORPORATED CLASS A<<                                                                         3,573,001
                                                                                                                         14,610,230
                                                                                                                     --------------
HOUSEHOLD PRODUCTS: 1.80%
      26,799   ENERGIZER HOLDINGS INCORPORATED+                                                                           2,004,029
     152,229   PROCTER & GAMBLE COMPANY                                                                                   9,677,198
                                                                                                                         11,681,227
                                                                                                                     --------------
PERSONAL PRODUCTS: 0.40%
      40,229   HERBALIFE LIMITED                                                                                          2,569,024
                                                                                                                     --------------
TOBACCO: 2.85%
     205,871   ALTRIA GROUP INCORPORATED                                                                                  5,233,241
      33,446   LORILLARD INCORPORATED                                                                                     2,854,282
     177,574   PHILIP MORRIS INTERNATIONAL                                                                               10,388,079
                                                                                                                         18,475,602
                                                                                                                     --------------
ENERGY: 10.39%
ENERGY EQUIPMENT & SERVICES: 1.07%
      43,211   HALLIBURTON COMPANY<<                                                                                      1,376,702
     103,214   NATIONAL OILWELL VARCO INCORPORATED                                                                        5,548,785
                                                                                                                          6,925,487
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS: 9.32%
      46,202   APACHE CORPORATION                                                                                         4,667,326
     180,580   CHEVRONTEXACO CORPORATION                                                                                 14,917,714
     140,775   CONOCOPHILLIPS                                                                                             8,362,035
     287,993   EXXON MOBIL CORPORATION                                                                                   19,142,895
     163,766   MARATHON OIL CORPORATION                                                                                   5,825,157
      89,597   SUNOCO INCORPORATED<<                                                                                      3,357,200
     228,599   VALERO ENERGY CORPORATION                                                                                  4,103,352
                                                                                                                         60,375,679
                                                                                                                     --------------
FINANCIALS: 14.51%
CAPITAL MARKETS: 2.18%
      74,055   AMERIPRISE FINANCIAL INCORPORATED                                                                          3,827,903
      29,972   GOLDMAN SACHS GROUP INCORPORATED                                                                           4,823,993

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

DISCIPLINED U.S. CORE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
CAPITAL MARKETS (continued)
     220,666   MORGAN STANLEY                                                                                        $    5,487,963
                                                                                                                         14,139,859
                                                                                                                     --------------
COMMERCIAL BANKS: 1.65%
     116,890   FIFTH THIRD BANCORP                                                                                        1,468,138
      98,462   PNC FINANCIAL SERVICES GROUP INCORPORATED                                                                  5,307,102
     160,336   US BANCORP                                                                                                 3,876,924
                                                                                                                         10,652,164
                                                                                                                     --------------
CONSUMER FINANCE: 1.08%
     117,890   CAPITAL ONE FINANCIAL CORPORATION<<                                                                        4,393,760
     219,568   SLM CORPORATION<<+                                                                                         2,612,859
                                                                                                                          7,006,619
                                                                                                                     --------------
DIVERSIFIED FINANCIAL SERVICES: 3.98%
     414,123   BANK OF AMERICA CORPORATION                                                                                4,737,567
   1,897,812   CITIGROUP INCORPORATED+                                                                                    7,913,876
     349,373   JPMORGAN CHASE & COMPANY                                                                                  13,146,906
                                                                                                                         25,798,349
                                                                                                                     --------------
INSURANCE: 4.51%
      69,907   ACE LIMITED                                                                                                4,153,874
      74,131   AFLAC INCORPORATED                                                                                         4,143,182
      57,991   ASSURANT INCORPORATED<<                                                                                    2,292,964
      52,432   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                                   4,171,490
      41,891   CHUBB CORPORATION                                                                                          2,430,516
     116,822   METLIFE INCORPORATED<<                                                                                     4,711,431
      28,308   PRUDENTIAL FINANCIAL INCORPORATED                                                                          1,488,435
      38,629   REINSURANCE GROUP OF AMERICA INCORPORATED                                                                  1,934,154
      69,736   THE TRAVELERS COMPANIES INCORPORATED                                                                       3,849,427
                                                                                                                         29,175,473
                                                                                                                     --------------
REAL ESTATE INVESTMENT TRUSTS: 0.73%
      70,034   ANNALY CAPITAL MANAGEMENT INCORPORATED<<                                                                   1,240,302
      30,862   COMMONWEALTH REIT                                                                                            785,438
      63,623   HOSPITALITY PROPERTIES TRUST<<                                                                             1,451,241
      12,798   SIMON PROPERTY GROUP INCORPORATED                                                                          1,228,864
                                                                                                                          4,705,845
                                                                                                                     --------------
THRIFTS & MORTGAGE FINANCE: 0.38%
     212,604   HUDSON CITY BANCORP INCORPORATED<<                                                                         2,476,837
                                                                                                                     --------------
HEALTH CARE: 11.72%
BIOTECHNOLOGY: 1.57%
      97,947   AMGEN INCORPORATED+                                                                                        5,601,589
      40,595   BIOGEN IDEC INCORPORATED+                                                                                  2,545,712
      50,770   GILEAD SCIENCES INCORPORATED<<+                                                                            2,014,046
                                                                                                                         10,161,347
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

DISCIPLINED U.S. CORE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
HEALTH CARE EQUIPMENT & SUPPLIES: 0.97%
      20,074   BECTON DICKINSON & COMPANY<<                                                                          $    1,515,988
      53,511   ST. JUDE MEDICAL INCORPORATED<<+                                                                           2,049,471
      57,476   ZIMMER HOLDINGS INCORPORATED+                                                                              2,726,661
                                                                                                                          6,292,120
                                                                                                                     --------------
HEALTH CARE PROVIDERS & SERVICES: 2.47%
      54,804   AETNA INCORPORATED                                                                                         1,636,447
      68,821   CIGNA CORPORATION                                                                                          2,421,811
      50,131   HUMANA INCORPORATED+                                                                                       2,922,136
      24,536   MCKESSON CORPORATION                                                                                       1,618,885
     166,032   UNITEDHEALTH GROUP INCORPORATED                                                                            5,985,454
      25,987   WELLPOINT INCORPORATED+                                                                                    1,412,134
                                                                                                                         15,996,867
                                                                                                                     --------------
LIFE SCIENCES TOOLS & SERVICES: 0.20%
      25,552   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                     1,313,884
                                                                                                                     --------------
PHARMACEUTICALS: 6.51%
      62,837   ABBOTT LABORATORIES                                                                                        3,224,795
     174,389   ELI LILLY & COMPANY                                                                                        6,138,493
     103,990   FOREST LABORATORIES INCORPORATED+                                                                          3,436,870
     200,161   JOHNSON & JOHNSON                                                                                         12,744,251
      62,531   MERCK & COMPANY INCORPORATED                                                                               2,268,625
     100,844   MYLAN LABORATORIES INCORPORATED<<+                                                                         2,049,150
     705,912   PFIZER INCORPORATED                                                                                       12,282,869
                                                                                                                         42,145,053
                                                                                                                     --------------
INDUSTRIALS: 10.57%
AEROSPACE & DEFENSE: 4.05%
      25,639   ALLIANT TECHSYSTEMS INCORPORATED<<                                                                         1,954,717
      77,999   GENERAL DYNAMICS CORPORATION                                                                               5,313,292
      47,341   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                   3,417,547
      72,851   LOCKHEED MARTIN CORPORATION                                                                                5,193,548
     102,024   NORTHROP GRUMMAN CORPORATION<<                                                                             6,448,937
      52,014   UNITED TECHNOLOGIES CORPORATION                                                                            3,889,087
                                                                                                                         26,217,128
                                                                                                                     --------------
AIR FREIGHT & LOGISTICS: 1.36%
      60,257   FEDEX CORPORATION                                                                                          5,285,744
      51,670   UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                               3,479,458
                                                                                                                          8,765,202
                                                                                                                     --------------
AIRLINES: 0.58%
     161,542   DELTA AIR LINES INCORPORATED+                                                                              2,243,818
     111,132   SOUTHWEST AIRLINES COMPANY<<                                                                               1,529,176
                                                                                                                          3,772,994
                                                                                                                     --------------
COMMERCIAL SERVICES & SUPPLIES: 0.20%
      69,357   RR DONNELLEY & SONS COMPANY<<                                                                              1,279,637
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

DISCIPLINED U.S. CORE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
INDUSTRIAL CONGLOMERATES: 1.86%
     751,372   GENERAL ELECTRIC COMPANY                                                                              $   12,036,979
                                                                                                                     --------------
MACHINERY: 1.66%
      46,940   CATERPILLAR INCORPORATED<<                                                                                 3,689,484
      35,102   EATON CORPORATION<<                                                                                        3,118,111
      46,472   OSHKOSH TRUCK CORPORATION+                                                                                 1,371,389
      62,470   TIMKEN COMPANY                                                                                             2,587,507
                                                                                                                         10,766,491
                                                                                                                     --------------
ROAD & RAIL: 0.86%
      57,328   CSX CORPORATION                                                                                            3,522,806
      47,137   RYDER SYSTEM INCORPORATED<<                                                                                2,062,244
                                                                                                                          5,585,050
                                                                                                                     --------------
INFORMATION TECHNOLOGY: 18.77%
COMMUNICATIONS EQUIPMENT: 1.23%
     180,183   CISCO SYSTEMS INCORPORATED+                                                                                4,113,578
      34,914   HARRIS CORPORATION                                                                                         1,577,764
      50,337   QUALCOMM INCORPORATED                                                                                      2,271,709
                                                                                                                          7,963,051
                                                                                                                     --------------
COMPUTERS & PERIPHERALS: 4.74%
      50,510   APPLE INCORPORATED+                                                                                       15,196,944
     145,841   DELL INCORPORATED+                                                                                         2,097,194
     218,598   HEWLETT-PACKARD COMPANY                                                                                    9,194,232
      55,973   LEXMARK INTERNATIONAL INCORPORATED<<+                                                                      2,128,653
      54,851   SANDISK CORPORATION+                                                                                       2,061,301
                                                                                                                         30,678,324
                                                                                                                     --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 1.67%
      49,232   ARROW ELECTRONICS INCORPORATED+                                                                            1,457,760
      50,337   AVNET INCORPORATED+                                                                                        1,499,036
     207,975   FLEXTRONICS INTERNATIONAL LIMITED+                                                                         1,489,101
      59,713   INGRAM MICRO INCORPORATED CLASS A+                                                                         1,054,532
     107,405   JABIL CIRCUIT INCORPORATED<<                                                                               1,647,593
      32,162   TECH DATA CORPORATION+                                                                                     1,382,644
     202,872   VISHAY INTERTECHNOLOGY INCORPORATED<<+                                                                     2,292,454
                                                                                                                         10,823,120
                                                                                                                     --------------
INTERNET SOFTWARE & SERVICES: 1.48%
      15,670   GOOGLE INCORPORATED CLASS A+                                                                               9,605,553
                                                                                                                     --------------
IT SERVICES: 3.49%
      55,227  AMDOCS LIMITED<<+                                                                                           1,694,364
      53,497  COMPUTER SCIENCES CORPORATION                                                                               2,624,028
     112,943  INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                              16,218,615
     134,362  SAIC INCORPORATED<<+                                                                                        2,087,985
                                                                                                                         22,624,992
                                                                                                                     --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.71%
         180,043  INTEL CORPORATION                                                                                      3,613,463
         125,437  TERADYNE INCORPORATED<<+                                                                               1,409,912

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

DISCIPLINED U.S. CORE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
     203,706   TEXAS INSTRUMENTS INCORPORATED<<                                                                      $    6,023,586
                                                                                                                         11,046,961
                                                                                                                     --------------
SOFTWARE: 4.45%
     632,287   MICROSOFT CORPORATION                                                                                     16,844,126
     407,789   ORACLE CORPORATION                                                                                        11,988,997
                                                                                                                         28,833,123
                                                                                                                     --------------
MATERIALS: 3.62%
CHEMICALS: 2.90%
      43,447   ASHLAND INCORPORATED                                                                                       2,243,169
      58,853   CABOT CORPORATION                                                                                          2,002,179
      93,509   E.I. DU PONT DE NEMOURS & COMPANY                                                                          4,421,106
      66,749   EASTMAN CHEMICAL COMPANY                                                                                   5,244,469
      47,870   LUBRIZOL CORPORATION<<                                                                                     4,906,196
                                                                                                                         18,817,119
                                                                                                                     --------------
METALS & MINING: 0.38%
      26,056   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                        2,466,982
                                                                                                                     --------------
PAPER & FOREST PRODUCTS: 0.34%
      85,955   INTERNATIONAL PAPER COMPANY                                                                                2,172,942
                                                                                                                     --------------
TELECOMMUNICATION SERVICES: 3.52%
DIVERSIFIED TELECOMMUNICATION SERVICES: 3.52%
     493,354   AT&T INCORPORATED<<                                                                                       14,060,589
     238,582   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                            1,574,641
     221,252   VERIZON COMMUNICATIONS INCORPORATED                                                                        7,184,052
                                                                                                                         22,819,282
                                                                                                                     --------------
UTILITIES: 3.03%
ELECTRIC UTILITIES: 1.31%
      99,788   EDISON INTERNATIONAL                                                                                       3,682,177
      16,661   ENTERGY CORPORATION                                                                                        1,241,744
      46,082   EXELON CORPORATION<<                                                                                       1,881,067
      46,294   FIRSTENERGY CORPORATION<<                                                                                  1,681,398
                                                                                                                          8,486,386
                                                                                                                     --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS: 0.30%
      98,327   NRG ENERGY INCORPORATED+                                                                                   1,957,691
                                                                                                                     --------------
MULTI-UTILITIES: 1.42%
      74,186   AMEREN CORPORATION<<                                                                                       2,149,910
      67,882   DTE ENERGY COMPANY<<                                                                                       3,174,162

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

DISCIPLINED U.S. CORE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
MULTI-UTILITIES (CONTINUED)
     224,270   NISOURCE INCORPORATED<<                                                                               $    3,882,112
                                                                                                                          9,206,184
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $459,261,076)                                                                                 637,478,238
                                                                                                                     --------------

                                                                                          YIELD
                                                                                      -------------
SHORT-TERM INVESTMENTS: 17.47%
INVESTMENT COMPANIES: 17.24%
   8,530,852   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                                  0.19%                      8,530,852
 103,125,598   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(l)(u)(v)                   0.25                     103,125,598
                                                                                                                        111,656,450
                                                                                                                     --------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
------------                                                                          -------------   -------------
US TREASURY BILLS: 0.23%
$  1,000,000   US TREASURY BILL###                                                             0.13      12/02/2010         999,901
     500,000   US TREASURY BILL###                                                             0.11      01/06/2011         499,899
                                                                                                                          1,499,800
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $113,156,250)                                                                        113,156,250
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $572,417,326)*                                                         115.90%                                    750,634,488
OTHER ASSETS AND LIABILITIES, NET                                            (15.90)                                   (102,952,317)
                                                                             ------                                  --------------
TOTAL NET ASSETS                                                             100.00%                                 $  647,682,171
                                                                             ------                                  --------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(l)  INVESTMENT IN AN AFFILIATE.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $574,201,745 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                     $189,964,711
     GROSS UNREALIZED DEPRECIATION                                      (13,531,968)
                                                                       ------------
     NET UNREALIZED APPRECIATION                                       $176,432,743

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

DISCIPLINED VALUE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
COMMON STOCKS: 98.61%
CONSUMER DISCRETIONARY: 8.26%
AUTO COMPONENTS: 0.36%
      29,048   TRW AUTOMOTIVE HOLDINGS CORPORATION<<+                                                                $    1,327,203
                                                                                                                     --------------
AUTOMOBILES: 0.76%
     198,677   FORD MOTOR COMPANY+                                                                                        2,807,306
                                                                                                                     --------------
DIVERSIFIED CONSUMER SERVICES: 0.19%
      11,216   ITT EDUCATIONAL SERVICES INCORPORATED<<+                                                                     723,768
                                                                                                                     --------------
HOUSEHOLD DURABLES: 0.64%
      31,561   WHIRLPOOL CORPORATION<<                                                                                    2,393,271
                                                                                                                     --------------
MEDIA: 4.19%
     291,632   COMCAST CORPORATION CLASS A                                                                                6,001,787
      29,306   DIRECTV+                                                                                                   1,273,639
      56,576   DISH NETWORK CORPORATION<<                                                                                 1,123,599
      84,674   GANNETT COMPANY INCORPORATED<<                                                                             1,003,387
      13,122   TIME WARNER CABLE INCORPORATED                                                                               759,370
     119,551   TIME WARNER INCORPORATED                                                                                   3,886,603
      41,786   WALT DISNEY COMPANY<<                                                                                      1,508,892
                                                                                                                         15,557,277
                                                                                                                     --------------
MULTILINE RETAIL: 0.81%
      30,851   BIG LOTS INCORPORATED                                                                                        967,796
      85,654   MACY'S INCORPORATED                                                                                        2,024,861
                                                                                                                          2,992,657
                                                                                                                     --------------
SPECIALTY RETAIL: 0.98%
       6,052   AUTOZONE INCORPORATED                                                                                      1,438,137
      31,483   BEST BUY COMPANY INCORPORATED<<                                                                            1,353,139
      43,662   GAMESTOP CORPORATION CLASS A<<+                                                                              858,395
                                                                                                                          3,649,671
                                                                                                                     --------------
TEXTILES, APPAREL & LUXURY GOODS: 0.33%
      14,677   VF CORPORATION<<                                                                                           1,221,713
                                                                                                                     --------------
CONSUMER STAPLES: 10.34%
BEVERAGES: 0.33%
      61,446   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                 1,212,330
                                                                                                                     --------------
FOOD & STAPLES RETAILING: 2.78%
      48,621   CVS CAREMARK CORPORATION                                                                                   1,464,465
      87,978   KROGER COMPANY                                                                                             1,935,516
      96,424   SAFEWAY INCORPORATED                                                                                       2,208,110
      86,881   WAL-MART STORES INCORPORATED                                                                               4,706,344
                                                                                                                         10,314,435
                                                                                                                     --------------
FOOD PRODUCTS: 3.00%
      94,794   ARCHER DANIELS MIDLAND COMPANY                                                                             3,158,536
      22,693   CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                     965,587
     109,415   DEL MONTE FOODS COMPANY<<                                                                                  1,569,011
      18,230   HORMEL FOODS CORPORATION                                                                                     837,122
      16,443   JM SMUCKER COMPANY<<                                                                                       1,056,956

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

DISCIPLINED VALUE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
FOOD PRODUCTS (CONTINUED)
      23,491   KRAFT FOODS INCORPORATED CLASS A                                                                      $      758,055
      72,741   SMITHFIELD FOODS INCORPORATED+                                                                             1,218,412
     102,509   TYSON FOODS INCORPORATED CLASS A<<                                                                         1,594,015
                                                                                                                         11,157,694
                                                                                                                     --------------
HOUSEHOLD PRODUCTS: 2.49%
      19,931   ENERGIZER HOLDINGS INCORPORATED+                                                                           1,490,440
     122,267   PROCTER & GAMBLE COMPANY                                                                                   7,772,513
                                                                                                                          9,262,953
                                                                                                                     --------------
PERSONAL PRODUCTS: 0.30%
      17,791   HERBALIFE LIMITED                                                                                          1,136,133
                                                                                                                     --------------
TOBACCO: 1.44%
     158,410   ALTRIA GROUP INCORPORATED                                                                                  4,026,782
      15,346   LORILLARD INCORPORATED                                                                                     1,309,628
                                                                                                                          5,336,410
                                                                                                                     --------------
ENERGY: 11.07%
ENERGY EQUIPMENT & SERVICES: 1.80%
      33,079   HALLIBURTON COMPANY<<                                                                                      1,053,897
      79,570   NATIONAL OILWELL VARCO INCORPORATED<<                                                                      4,277,683
      26,547   OIL STATES INTERNATIONAL INCORPORATED<<+                                                                   1,357,083
                                                                                                                          6,688,663
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS: 9.27%
      39,678   APACHE CORPORATION<<                                                                                       4,008,272
     149,539   CHEVRON CORPORATION                                                                                       12,353,465
     100,027   CONOCOPHILLIPS                                                                                             5,941,604
      93,084   EL PASO CORPORATION                                                                                        1,234,294
     112,232   MARATHON OIL CORPORATION                                                                                   3,992,092
       8,328   OCCIDENTAL PETROLEUM CORPORATION                                                                             654,831
      48,179   SUNOCO INCORPORATED<<                                                                                      1,805,267
     167,754   VALERO ENERGY CORPORATION                                                                                  3,011,184
      14,106   WHITING PETROLEUM CORPORATION+                                                                             1,416,807
                                                                                                                         34,417,816
                                                                                                                     --------------
FINANCIALS: 24.46%
CAPITAL MARKETS: 2.37%
      49,522   AMERIPRISE FINANCIAL INCORPORATED                                                                          2,559,792
      19,521   GOLDMAN SACHS GROUP INCORPORATED                                                                           3,141,905
     125,333   MORGAN STANLEY                                                                                             3,117,032
                                                                                                                          8,818,729
                                                                                                                     --------------
COMMERCIAL BANKS: 3.75%
      25,997   BOK FINANCIAL CORPORATION                                                                                  1,201,841
      31,010   COMMERCE BANCSHARES INCORPORATED                                                                           1,142,408
     168,106   FIFTH THIRD BANCORP                                                                                        2,111,411
      71,062   PNC FINANCIAL SERVICES GROUP INCORPORATED                                                                  3,830,242
     233,314    US BANCORP                                                                                                5,641,533
                                                                                                                         13,927,435
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

DISCIPLINED VALUE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
CONSUMER FINANCE: 1.37%
      80,761   CAPITAL ONE FINANCIAL CORPORATION<<                                                                   $    3,009,962
     174,881   SLM CORPORATION<<+                                                                                         2,081,084
                                                                                                                          5,091,046
                                                                                                                     --------------
DIVERSIFIED FINANCIAL SERVICES: 6.19%
     469,720   BANK OF AMERICA CORPORATION                                                                                5,373,597
   1,476,441   CITIGROUP INCORPORATED+                                                                                    6,156,759
     304,489   JPMORGAN CHASE & COMPANY                                                                                  11,457,921
                                                                                                                         22,988,277
                                                                                                                     --------------
INSURANCE: 7.73%
      55,253   ACE LIMITED                                                                                                3,283,133
      19,493   ALLIED WORLD ASSURANCE HOLDINGS<<                                                                          1,115,195
      43,857   ASPEN INSURANCE HOLDINGS LIMITED                                                                           1,244,223
      29,344   ASSURANT INCORPORATED<<                                                                                    1,160,262
      22,024   AXIS CAPITAL HOLDINGS LIMITED<<                                                                              749,036
      81,859   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                                   6,512,702
      38,161   CHUBB CORPORATION                                                                                          2,214,101
      26,008   ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                       1,076,731
      59,325   METLIFE INCORPORATED<<                                                                                     2,392,577
      43,491   PROTECTIVE LIFE CORPORATION                                                                                1,042,479
      76,082   PRUDENTIAL FINANCIAL INCORPORATED                                                                          4,000,392
      31,399   REINSURANCE GROUP OF AMERICA INCORPORATED                                                                  1,572,148
      42,825   THE TRAVELERS COMPANIES INCORPORATED                                                                       2,363,940
                                                                                                                         28,726,919
                                                                                                                     --------------
REAL ESTATE INVESTMENT TRUSTS: 2.54%
     135,400   ANNALY CAPITAL MANAGEMENT INCORPORATED<<                                                                   2,397,934
      57,850   COMMONWEALTH REIT                                                                                          1,472,283
      73,073   HOSPITALITY PROPERTIES TRUST<<                                                                             1,666,795
      83,585   HOST HOTELS & RESORTS INCORPORATED<<                                                                       1,328,166
      33,805   LIBERTY PROPERTY TRUST<<                                                                                   1,131,115
      16,340   VORNADO REALTY TRUST                                                                                       1,427,953
                                                                                                                          9,424,246
                                                                                                                     --------------
THRIFTS & MORTGAGE FINANCE: 0.51%
     162,005   HUDSON CITY BANCORP INCORPORATED<<                                                                         1,887,358
                                                                                                                     --------------
HEALTH CARE: 13.37%
BIOTECHNOLOGY: 2.01%
      73,454   AMGEN INCORPORATED                                                                                         4,200,834
      34,221   BIOGEN IDEC INCORPORATED<<+                                                                                2,145,999
      27,941   GILEAD SCIENCES INCORPORATED<<+                                                                            1,108,419
                                                                                                                          7,455,252
                                                                                                                     --------------
HEALTH CARE EQUIPMENT & SUPPLIES: 0.26%
      19,107   COOPER COMPANIES INCORPORATED<<                                                                              942,739
                                                                                                                     --------------
HEALTH CARE PROVIDERS & SERVICES: 2.93%
      54,787   AETNA INCORPORATED                                                                                         1,635,940
      47,411   CIGNA CORPORATION                                                                                          1,668,393
      60,553   HUMANA INCORPORATED+                                                                                       3,529,634
     112,736   UNITEDHEALTH GROUP INCORPORATED                                                                            4,064,133
                                                                                                                         10,898,100
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

DISCIPLINED VALUE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
LIFE SCIENCES TOOLS & SERVICES: 0.23%
      16,671   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                $      857,223
                                                                                                                     --------------
PHARMACEUTICALS: 7.94%
      33,094   BRISTOL-MYERS SQUIBB COMPANY                                                                                 890,229
     127,178   ELI LILLY & COMPANY                                                                                        4,476,666
      91,191   FOREST LABORATORIES INCORPORATED+                                                                          3,013,863
     102,660   JOHNSON & JOHNSON                                                                                          6,536,362
     116,885   MERCK & COMPANY INCORPORATED                                                                               4,240,588
      69,998   MYLAN LABORATORIES INCORPORATED<<+                                                                         1,422,359
     512,832   PFIZER INCORPORATED                                                                                        8,923,277
                                                                                                                         29,503,344
                                                                                                                     --------------
INDUSTRIALS: 9.33%
AEROSPACE & DEFENSE: 3.29%
      15,443   ALLIANT TECHSYSTEMS INCORPORATED<<                                                                         1,177,374
      56,287   GENERAL DYNAMICS CORPORATION                                                                               3,834,270
      31,513   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                   2,274,923
      14,698   LOCKHEED MARTIN CORPORATION                                                                                1,047,820
      61,671   NORTHROP GRUMMAN CORPORATION<<                                                                             3,898,224
                                                                                                                         12,232,611
                                                                                                                     --------------
AIR FREIGHT & LOGISTICS: 0.93%
      39,189   FEDEX CORPORATION                                                                                          3,437,659
                                                                                                                     --------------
AIRLINES: 0.35%
      93,524   DELTA AIRLINES INCORPORATED+                                                                               1,299,048
                                                                                                                     --------------
COMMERCIAL SERVICES & SUPPLIES: 0.38%
      76,500   RR DONNELLEY & SONS COMPANY<<                                                                              1,411,425
                                                                                                                     --------------
INDUSTRIAL CONGLOMERATES: 2.62%
     608,679   GENERAL ELECTRIC COMPANY                                                                                   9,751,038
                                                                                                                     --------------
MACHINERY: 1.14%
      14,683   EATON CORPORATION<<                                                                                        1,304,291
      34,018   OSHKOSH TRUCK CORPORATION+                                                                                 1,003,871
      46,479   TIMKEN COMPANY                                                                                             1,925,160
                                                                                                                          4,233,322
                                                                                                                     --------------
ROAD & RAIL: 0.62%
      18,195   CSX CORPORATION                                                                                            1,118,083
      27,262   RYDER SYSTEM INCORPORATED<<                                                                                1,192,713
                                                                                                                          2,310,796
                                                                                                                     --------------
INFORMATION TECHNOLOGY: 6.06%
COMPUTERS & PERIPHERALS: 1.02%
      42,894   HEWLETT-PACKARD COMPANY                                                                                    1,804,122
      23,903   LEXMARK INTERNATIONAL INCORPORATED+                                                                          909,031
      78,887   NCR CORPORATION                                                                                            1,082,330
                                                                                                                          3,795,483
                                                                                                                     --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 1.46%
      43,420   ARROW ELECTRONICS INCORPORATED                                                                             1,285,666
      43,181   AVNET INCORPORATED                                                                                         1,285,930

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

DISCIPLINED VALUE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS (CONTINUED)
     108,886   FLEXTRONICS INTERNATIONAL LIMITED+                                                                    $      779,624
      55,593   INGRAM MICRO INCORPORATED CLASS A+                                                                           981,772
      96,581   VISHAY INTERTECHNOLOGY INCORPORATED<<+                                                                     1,091,365
                                                                                                                          5,424,357
                                                                                                                     --------------
IT SERVICES: 1.49%
      48,034   COMPUTER SCIENCES CORPORATION                                                                              2,356,068
      15,941   INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                              2,289,128
      56,277   SAIC INCORPORATED<<+                                                                                         874,545
                                                                                                                          5,519,741
                                                                                                                     --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.55%
      57,017   INTEL CORPORATION                                                                                          1,144,331
      81,138   TERADYNE INCORPORATED<<+                                                                                     911,991
                                                                                                                          2,056,322
                                                                                                                     --------------
SOFTWARE: 1.54%
     178,825   MICROSOFT CORPORATION                                                                                      4,763,898
      32,910   ORACLE CORPORATION                                                                                           967,554
                                                                                                                          5,731,452
                                                                                                                     --------------
MATERIALS: 3.80%
CHEMICALS: 2.44%
      45,218   ASHLAND INCORPORATED                                                                                       2,334,605
      31,539   CABOT CORPORATION                                                                                          1,072,957
      39,393   EASTMAN CHEMICAL COMPANY                                                                                   3,095,108
      24,786   LUBRIZOL CORPORATION<<                                                                                     2,540,317
                                                                                                                          9,042,987
                                                                                                                     --------------
PAPER & FOREST PRODUCTS: 1.36%
      21,679   DOMTAR CORPORATION                                                                                         1,720,445
      86,277   INTERNATIONAL PAPER COMPANY                                                                                2,181,083
      45,250   MEADWESTVACO CORPORATION                                                                                   1,164,283
                                                                                                                          5,065,811
                                                                                                                     --------------
TELECOMMUNICATION SERVICES: 5.57%
DIVERSIFIED TELECOMMUNICATION SERVICES: 5.57%
     454,881   AT&T INCORPORATED<<                                                                                       12,964,109
     302,703   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                            1,997,840
     176,963   VERIZON COMMUNICATIONS INCORPORATED                                                                        5,745,989
                                                                                                                         20,707,938
                                                                                                                     --------------
UTILITIES: 6.35%
ELECTRIC UTILITIES: 3.13%
      53,870   ALLEGHENY ENERGY INCORPORATED                                                                              1,249,784
      46,178   DPL INCORPORATED                                                                                           1,205,246
      58,107   EDISON INTERNATIONAL                                                                                       2,144,148
      13,953   ENTERGY CORPORATION                                                                                        1,039,917
      64,723   FIRSTENERGY CORPORATION<<                                                                                  2,350,739
      95,677   PEPCO HOLDINGS INCORPORATED<<                                                                              1,842,739

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

DISCIPLINED VALUE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
 ELECTRIC UTILITIES (CONTINUED)
      43,955   PINNACLE WEST CAPITAL CORPORATION<<                                                                   $    1,809,188
                                                                                                                         11,641,761
                                                                                                                     --------------
GAS UTILITIES: 0.46%
      38,187   ENERGEN CORPORATION                                                                                        1,704,668
                                                                                                                     --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS: 0.85%
      62,520   CONSTELLATION ENERGY GROUP INCORPORATED                                                                    1,890,605
      64,155   NRG ENERGY INCORPORATED+                                                                                   1,277,326
                                                                                                                          3,167,931
                                                                                                                     --------------
MULTI-UTILITIES: 1.91%
      39,328   AMEREN CORPORATION                                                                                         1,139,725
      90,859   CMS ENERGY CORPORATION<<                                                                                   1,669,988
      32,502   DTE ENERGY COMPANY                                                                                         1,519,794
     158,541   NISOURCE INCORPORATED<<                                                                                    2,744,341
                                                                                                                          7,073,848
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $340,763,106)                                                                                 366,328,166
                                                                                                                     --------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
------------                                                                          -------------   -------------
SHORT-TERM INVESTMENTS: 22.01%
CORPORATE BONDS & NOTES: 0.14%
$    468,895   GRYPHON FUNDING LIMITED(v)(a)(i)                                                0.00%     08/05/2011         191,684
     604,523   VFNC CORPORATION(v)+++/-(a)(i)                                                  0.24      09/29/2011         344,578
                                                                                                                            536,262
                                                                                                                     --------------
US TREASURY BILLS: .30%
     600,000   US TREASURY BILL ###                                                            0.03      11/04/2010         599,994
     500,000   US TREASURY BILL ###                                                            0.12      12/16/2010         499,916
                                                                                                                          1,099,910
                                                                                                                     --------------

SHARES                                                                                    YIELD
------------                                                                          -------------
INVESTMENT COMPANIES: 21.57%
   4,266,790   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                                  0.19                       4,266,790
  75,848,501   WELLS FARGO SECURITIES LENDING CASH INVESTMENT LLC(l)(u)(v)                     0.25                      75,848,501
                                                                                                                     --------------
                                                                                                                         80,115,291
TOTAL SHORT-TERM INVESTMENTS (COST $81,577,817)                                                                          81,751,463
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $422,340,923)*                                                         120.62%                                    448,079,629
OTHER ASSETS AND LIABILITIES, NET                                            (20.62)                                    (76,602,617)
                                                                             ------                                  --------------
TOTAL NET ASSETS                                                             100.00%                                 $  371,477,012
                                                                             ------                                  --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

DISCIPLINED VALUE FUND

(a) SECURITY IS FAIR VALUED BY THE MANAGEMENT VALUATION TEAM, AND IN CERTAIN INSTANCES BY THE BOARD OF TRUSTEES, IN ACCORDANCE WITH PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(l)  INVESTMENT IN AN AFFILIATE.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $424,293,922 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                     $ 40,820,190
     GROSS UNREALIZED DEPRECIATION                                      (17,034,483)
                                                                       ------------
     NET UNREALIZED APPRECIATION                                       $ 23,785,707

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

ENDEAVOR SELECT FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
COMMON STOCKS: 95.35%
CONSUMER DISCRETIONARY: 22.13%
AUTOMOBILES: 5.01%
     393,800   DAIMLER AG<<                                                                                          $   25,990,800
   2,461,400   FORD MOTOR COMPANY<<+                                                                                     34,779,582
                                                                                                                         60,770,382
                                                                                                                     --------------
HOTELS, RESTAURANTS & LEISURE: 2.19%
     716,000   MARRIOTT INTERNATIONAL INCORPORATED CLASS A<<                                                             26,527,800
                                                                                                                     --------------
INTERNET & CATALOG RETAIL: 5.63%
     234,200   AMAZON.COM INCORPORATED+                                                                                  38,675,788
      78,400   PRICELINE.COM INCORPORATED<<+                                                                             29,541,904
                                                                                                                         68,217,692
                                                                                                                     --------------
MEDIA: 5.11%
     475,000   DIRECTV GROUP INCORPORATED<<+                                                                             20,643,500
   1,142,312   WALT DISNEY COMPANY                                                                                       41,248,886
                                                                                                                         61,892,386
                                                                                                                     --------------
MULTILINE RETAIL: 2.03%
   1,040,000   MACY'S INCORPORATED                                                                                       24,585,600
                                                                                                                     --------------
SPECIALTY RETAIL: 2.16%
     571,300   TJX COMPANIES INCORPORATED                                                                                26,216,957
                                                                                                                     --------------
ENERGY: 10.08%
OIL, GAS & CONSUMABLE FUELS: 10.08%
     592,400   CONOCOPHILLIPS                                                                                            35,188,560
     355,700   NEWFIELD EXPLORATION COMPANY+                                                                             21,206,834
     462,700   NOBLE ENERGY INCORPORATED<<                                                                               37,700,796
     357,300   OCCIDENTAL PETROLEUM CORPORATION                                                                          28,094,499
                                                                                                                        122,190,689
                                                                                                                     --------------
FINANCIALS: 4.49%
COMMERCIAL BANKS: 1.99%
     982,700   ITAU UNIBANCO HOLDING <<                                                                                  24,135,112
                                                                                                                     --------------
CONSUMER FINANCE: 2.50%
     729,400   AMERICAN EXPRESS COMPANY                                                                                  30,240,924
                                                                                                                     --------------
HEALTH CARE: 7.32%
HEALTH CARE PROVIDERS & SERVICES: 5.17%
     458,200   EXPRESS SCRIPTS INCORPORATED+                                                                             22,231,864
     310,500   MCKESSON CORPORATION                                                                                      20,486,790
     553,200   UNITEDHEALTH GROUP INCORPORATED                                                                           19,942,860
                                                                                                                         62,661,514
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

ENDEAVOR SELECT FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
PHARMACEUTICALS: 2.15%
     360,200   ALLERGAN INCORPORATED                                                                                 $   26,082,082
                                                                                                                     --------------
INDUSTRIALS: 13.29%
AEROSPACE & DEFENSE: 2.65%
     235,100   PRECISION CASTPARTS CORPORATION                                                                           32,109,958
                                                                                                                     --------------
AIR FREIGHT & LOGISTICS: 2.21%
     304,959   FEDEX CORPORATION<<                                                                                       26,751,003
                                                                                                                     --------------
AIRLINES: 1.85%
   1,611,300   DELTA AIR LINES INCORPORATED+                                                                             22,380,957
                                                                                                                     --------------
ELECTRICAL EQUIPMENT: 1.13%
     250,497   EMERSON ELECTRIC COMPANY                                                                                  13,752,285
                                                                                                                     --------------
MACHINERY: 5.45%
     363,394   CUMMINS INCORPORATED                                                                                      32,015,011
     382,900   EATON CORPORATION                                                                                         34,013,007
                                                                                                                         66,028,018
                                                                                                                     --------------
INFORMATION TECHNOLOGY: 33.60%
COMMUNICATIONS EQUIPMENT: 4.70%
     274,700   F5 NETWORKS INCORPORATED<<+                                                                               32,332,190
     762,700   JUNIPER NETWORKS INCORPORATED+                                                                            24,703,853
                                                                                                                         57,036,043
                                                                                                                     --------------
COMPUTERS & PERIPHERALS: 10.45%
     280,449   APPLE INCORPORATED+                                                                                       84,378,691
     945,600   EMC CORPORATION+                                                                                          19,867,056
     420,100   NETAPP INCORPORATED<<+                                                                                    22,370,325
                                                                                                                        126,616,072
                                                                                                                     --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 2.34%
     813,900   AGILENT TECHNOLOGIES INCORPORATED+                                                                        28,323,720
                                                                                                                     --------------
INTERNET SOFTWARE & SERVICES: 6.27%
     202,000   BAIDU.COM INCORPORATED ADR+                                                                               22,222,020
     286,400   EQUINIX INCORPORATED<<+                                                                                   24,126,336
      48,400   GOOGLE INCORPORATED CLASS A+                                                                              29,668,716
                                                                                                                         76,017,072
                                                                                                                     --------------
SOFTWARE: 9.84%
     527,600   CITRIX SYSTEMS INCORPORATED+                                                                              33,803,332
   1,606,046   ORACLE CORPORATION                                                                                        47,217,752
     173,200   SALESFORCE.COM INCORPORATED<<+                                                                            20,103,324
     237,288   VMWARE INCORPORATED<<+                                                                                    18,143,040
                                                                                                                        119,267,448
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

ENDEAVOR SELECT FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
MATERIALS: 1.28%
CHEMICALS: 1.28%
     575,700   LYONDELLBASELL CLASS A+                                                                               $   15,463,302
                                                                                                                     --------------
TELECOMMUNICATION SERVICES: 3.16%
WIRELESS TELECOMMUNICATION SERVICES: 3.16%
     741,647   AMERICAN TOWER CORPORATION CLASS A+                                                                       38,276,403
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $896,703,079)                                                                               1,155,543,419
                                                                                                                     --------------
SHORT-TERM INVESTMENTS: 19.24%

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
------------                                                                          -------------   -------------
CORPORATE BONDS & NOTES: 0.62%
$  6,565,997   GRYPHON FUNDING LIMITED(v)(a)(i)                                                0.00%     08/05/2011       2,684,180
   8,465,217   VFNC CORPORATION+/-(v)(a)(i)++                                                  0.24      09/29/2011       4,825,174
                                                                                                                          7,509,354
                                                                                                                     --------------

SHARES                                                                                    YIELD
------------                                                                          -------------
INVESTMENT COMPANIES: 18.62%
  33,684,833   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                                  0.19                      33,684,833
 191,938,616   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(v)(l)(u)                    0.25                     191,938,616
                                                                                                                        225,623,449
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $230,703,006)                                                                        233,132,803
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,127,406,085)*                                                       114.59%                                  1,388,676,222
OTHER ASSETS AND LIABILITIES, NET                                            (14.59)                                   (176,795,960)
                                                                             ------                                  --------------
TOTAL NET ASSETS                                                             100.00%                                 $1,211,880,262
                                                                             ------                                  --------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(a) SECURITY IS FAIR VALUED BY THE MANAGEMENT VALUATION TEAM, AND IN CERTAIN INSTANCES BY THE BOARD OF TRUSTEES, IN ACCORDANCE WITH PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(l)  INVESTMENT IN AN AFFILIATE.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,137,186,657 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                 $265,537,034
     GROSS UNREALIZED DEPRECIATION                                  (14,047,469)
                                                                   ------------
     NET UNREALIZED APPRECIATION                                   $251,489,565

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

GROWTH FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
COMMON STOCKS: 97.39%
CONSUMER DISCRETIONARY: 18.32%
DIVERSIFIED CONSUMER SERVICES: 0.24%
     204,241   AMERICAN PUBLIC EDUCATION INCORPORATED<<+                                                             $    5,710,578
                                                                                                                     --------------
HOTELS, RESTAURANTS & LEISURE: 4.66%
      72,000   CHIPOTLE MEXICAN GRILL INCORPORATED<<+                                                                    15,135,120
     698,000   CTRIP.COM INTERNATIONAL LIMITED ADR<<+                                                                    36,344,860
     883,000   LIFE TIME FITNESS INCORPORATED<<+                                                                         31,902,790
      78,000   P.F. CHANG'S CHINA BISTRO INCORPORATED<<                                                                   3,581,760
     525,000   WMS INDUSTRIES INCORPORATED<<+                                                                            22,905,750
                                                                                                                        109,870,280
                                                                                                                     --------------
INTERNET & CATALOG RETAIL: 5.99%
     200,000   AMAZON.COM INCORPORATED+                                                                                  33,028,000
      72,000   NETFLIX INCORPORATED<<+                                                                                   12,492,000
     188,000   PRICELINE.COM INCORPORATED+                                                                               70,840,280
     828,000   SHUTTERFLY INCORPORATED+                                                                                  24,922,800
                                                                                                                        141,283,080
                                                                                                                     --------------
SPECIALTY RETAIL: 7.27%
   1,065,000   CARMAX INCORPORATED<<+                                                                                    33,004,350
     351,000   DICK'S SPORTING GOODS INCORPORATED<<+                                                                     10,115,820
     915,000   HIBBETT SPORTS INCORPORATED<<+                                                                            24,659,250
   1,142,000   TRACTOR SUPPLY COMPANY                                                                                    45,223,200
     919,000   ULTA SALON COSMETICS & FRAGRANCE INCORPORATED<<+                                                          28,204,110
     825,000   URBAN OUTFITTERS INCORPORATED<<+                                                                          25,385,250
     167,000   VITAMIN SHOPPE INCORPORATED+                                                                               4,644,270
                                                                                                                        171,236,250
                                                                                                                     --------------
TEXTILES, APPAREL & LUXURY GOODS: 0.16%
      55,000   COLUMBIA SPORTSWEAR COMPANY<<                                                                              2,873,750
      30,028   VERA BRADLEY INCORPORATED+                                                                                   821,266
                                                                                                                          3,695,016
                                                                                                                     --------------
CONSUMER STAPLES: 1.55%
FOOD & STAPLES RETAILING: 1.55%
     921,000   WHOLE FOODS MARKET INCORPORATED<<+                                                                        36,609,750
                                                                                                                     --------------
ENERGY: 7.59%
ENERGY EQUIPMENT & SERVICES: 0.46%
     350,000   ATHEROS COMMUNICATIONS INCORPORATED<<+                                                                    10,864,000
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS: 7.13%
   1,888,000   BRIGHAM EXPLORATION COMPANY<<+                                                                            39,817,920
     483,000   CONCHO RESOURCES INCORPORATED<<+                                                                          33,167,610
     694,000   CONTINENTAL RESOURCES INCORPORATED<<+                                                                     32,985,820
     537,250   OASIS PETROLEUM INCORPORATED<<+                                                                           11,427,308
     870,000   SOUTHWESTERN ENERGY COMPANY+                                                                              29,449,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

GROWTH FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
OIL, GAS & CONSUMABLE FUELS (CONTINUED)
     211,000   WHITING PETROLEUM CORPORATION+                                                                        $   21,192,840
                                                                                                                        168,040,998
                                                                                                                     --------------
FINANCIALS: 7.64%
CAPITAL MARKETS: 3.01%
     235,000   CHARLES SCHWAB CORPORATION                                                                                 3,619,000
     855,000   FINANCIAL ENGINES INCORPORATED<<+                                                                         12,594,150
      56,000   GOLDMAN SACHS GROUP INCORPORATED                                                                           9,013,200
     250,000   STATE STREET CORPORATION                                                                                  10,440,000
   2,060,000   TD AMERITRADE HOLDING CORPORATION<<                                                                       35,205,400
                                                                                                                         70,871,750
                                                                                                                     --------------
CONSUMER FINANCE: 3.05%
     266,000   AMERICAN EXPRESS COMPANY                                                                                  11,028,360
     139,000   MASTERCARD INCORPORATED                                                                                   33,368,340
     353,000   VISA INCORPORATED CLASS A<<                                                                               27,594,010
                                                                                                                         71,990,710
                                                                                                                     --------------
DIVERSIFIED FINANCIAL SERVICES: 1.29%
     105,000   CME GROUP INCORPORATED                                                                                    30,413,250
                                                                                                                     --------------
INSURANCE: 0.29%
     170,000   METLIFE INCORPORATED                                                                                       6,856,100
                                                                                                                     --------------
HEALTH CARE: 19.02%
BIOTECHNOLOGY: 3.89%
   1,341,000   ALEXION PHARMACEUTICALS INCORPORATED+                                                                     91,590,300
                                                                                                                     --------------
HEALTH CARE EQUIPMENT & SUPPLIES: 5.00%
     300,000   DEXCOM INCORPORATED+                                                                                       4,125,000
     115,000   HEARTWARE INTERNATIONAL INCORPORATED+                                                                      7,859,100
      43,300   INTUITIVE SURGICAL INCORPORATED<<+                                                                        11,385,735
     495,000   MASIMO CORPORATION<<                                                                                      14,934,150
      15,000   NXSTAGE MEDICAL INCORPORATED+                                                                                302,400
     525,000   SIRONA DENTAL SYSTEMS INCORPORATED+                                                                       19,766,250
     932,000   ST. JUDE MEDICAL INCORPORATED+                                                                            35,695,600
     497,000   THORATEC CORPORATION<<+                                                                                   16,222,080
     315,000   VOLCANO CORPORATION<<+                                                                                     7,692,300
                                                                                                                        117,982,615
                                                                                                                     --------------
HEALTH CARE PROVIDERS & SERVICES: 0.92%
     313,000   AMERISOURCEBERGEN CORPORATION                                                                             10,272,660
     236,000   EXPRESS SCRIPTS INCORPORATED+                                                                             11,450,720
                                                                                                                         21,723,380
                                                                                                                     --------------
HEALTH CARE TECHNOLOGY: 0.69%
     185,000   CERNER CORPORATION<<+                                                                                     16,248,550
                                                                                                                     --------------
LIFE SCIENCES TOOLS & SERVICES: 3.28%
     367,000   LIFE TECHNOLOGIES CORPORATION+                                                                            18,416,060

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

GROWTH FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
     452,000   METTLER-TOLEDO INTERNATIONAL INCORPORATED<<+                                                          $   59,013,120
                                                                                                                         77,429,180
                                                                                                                     --------------
PHARMACEUTICALS: 5.24%
     755,000   ABBOTT LABORATORIES                                                                                       38,746,600
     310,000   ALLERGAN INCORPORATED                                                                                     22,447,100
     505,000   SHIRE PLC ADR<<                                                                                           35,400,500
     343,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                                17,801,700
     196,000   WATSON PHARMACEUTICALS INCORPORATED+                                                                       9,143,400
                                                                                                                        123,539,300
                                                                                                                     --------------
INDUSTRIALS: 5.18%
AEROSPACE & DEFENSE: 0.67%
     210,000   UNITED TECHNOLOGIES CORPORATION                                                                           15,701,700
                                                                                                                     --------------
ELECTRICAL EQUIPMENT: 1.31%
     362,000   ABB LIMITED ADR<<                                                                                          7,489,780
     428,000   EMERSON ELECTRIC COMPANY<<                                                                                23,497,200
                                                                                                                         30,986,980
                                                                                                                     --------------
MACHINERY: 1.07%
     425,000   DANAHER CORPORATION                                                                                       18,428,000
      96,000   JOY GLOBAL INCORPORATED                                                                                    6,811,200
                                                                                                                         25,239,200
                                                                                                                     --------------
ROAD & RAIL: 2.13%
     467,000   NORFOLK SOUTHERN CORPORATION                                                                              28,715,830
     245,000   UNION PACIFIC CORPORATION                                                                                 21,481,600
                                                                                                                         50,197,430
                                                                                                                     --------------
INFORMATION TECHNOLOGY: 33.41%
COMMUNICATIONS EQUIPMENT: 3.48%
      47,000   ARUBA NETWORKS INCORPORATED+                                                                               1,029,770
   2,472,000   CISCO SYSTEMS INCORPORATED+                                                                               56,435,760
     122,000   F5 NETWORKS INCORPORATED+                                                                                 14,359,400
     225,000   QUALCOMM INCORPORATED                                                                                     10,154,250
                                                                                                                         81,979,180
                                                                                                                     --------------
COMPUTERS & PERIPHERALS: 7.05%
     392,000   APPLE INCORPORATED+                                                                                      117,941,040
   1,486,000   EMC CORPORATION+                                                                                          31,220,860
     318,600   NETAPP INCORPORATED<<+                                                                                    16,965,450
                                                                                                                        166,127,350
                                                                                                                     --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 0.80%
     541,000   AGILENT TECHNOLOGIES INCORPORATED+                                                                        18,826,800
                                                                                                                     --------------
INTERNET SOFTWARE & SERVICES: 6.28%
     163,000   BAIDU.COM INCORPORATED ADR+                                                                               17,931,630
      25,000   EBAY INCORPORATED+                                                                                           745,250
      50,000   EQUINIX INCORPORATED<<+                                                                                    4,212,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

GROWTH FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
INTERNET SOFTWARE & SERVICES (CONTINUED)
     132,500   GOOGLE INCORPORATED CLASS A<<+                                                                        $   81,221,175
     886,000   LOOPNET INCORPORATED+                                                                                      9,347,300
     160,000   RACKSPACE HOSTING INCORPORATED<<+                                                                          3,993,600
     395,000   VISTAPRINT NV+                                                                                            16,617,650
     268,000   WEBMD HEALTH CORPORATION<<+                                                                               14,011,040
                                                                                                                        148,079,645
                                                                                                                     --------------
IT SERVICES: 2.60%
     328,000   ALLIANCE DATA SYSTEMS CORPORATION<<+                                                                      19,916,160
     635,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       41,395,650
                                                                                                                         61,311,810
                                                                                                                     --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 4.70%
     165,000   ANALOG DEVICES INCORPORATED                                                                                5,555,550
     155,000   BROADCOM CORPORATION CLASS A                                                                               6,314,700
     150,000   CAVIUM NETWORKS INCORPORATED<<+                                                                            4,780,500
     755,000   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                       24,295,900
     580,600   MONOLITHIC POWER SYSTEMS+                                                                                  9,330,242
   1,055,000   NETLOGIC MICROSYSTEMS INCORPORATED<<+                                                                     31,713,300
     725,000   SILICON LABORATORIES INCORPORATED<<+                                                                      28,927,500
                                                                                                                        110,917,692
                                                                                                                     --------------
SOFTWARE: 8.50%
   1,775,000   ARIBA INCORPORATED<<+                                                                                     33,334,500
     230,000   CHECK POINT SOFTWARE TECHNOLOGIES LIMITED<<+                                                               9,832,500
      67,000   CITRIX SYSTEMS INCORPORATED+                                                                               4,292,690
     606,000   CONCUR TECHNOLOGIES INCORPORATED<<+                                                                       31,281,720
     995,000   FORTINET INCORPORATED<<+                                                                                  29,850,000
      80,000   PROS HOLDINGS INCORPORATED+                                                                                  832,000
     630,000   RED HAT INCORPORATED+                                                                                     26,623,800
     370,000   ROVI CORPORATION<<+                                                                                       18,740,500
      62,000   SALESFORCE.COM INCORPORATED+                                                                               7,196,340
   1,255,000   SUCCESSFACTORS INCORPORATED<<+                                                                            34,035,600
     119,000   VANCEINFO TECHNOLOGIES INCORPORATED ADR<<+                                                                 4,328,030
                                                                                                                        200,347,680
                                                                                                                     --------------
MATERIALS: 2.71%
CHEMICALS: 2.71%
     198,000   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     16,824,060
      71,000   ECOLAB INCORPORATED                                                                                        3,501,720
     477,000   PRAXAIR INCORPORATED                                                                                      43,569,180
                                                                                                                         63,894,960
                                                                                                                     --------------
TELECOMMUNICATION SERVICES: 1.97%
WIRELESS TELECOMMUNICATION SERVICES: 1.97%
   1,111,000   NII HOLDINGS INCORPORATED+                                                                                46,450,910
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $1,842,733,243)                                                                             2,296,016,424
                                                                                                                     --------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
SHORT-TERM INVESTMENTS: 24.92%
CORPORATE BONDS & NOTES: 0.31%%
$  6,267,439   GRYPHON FUNDING LIMITED(v)(a)(i)                                                0.00      08/05/2011  $    2,562,129

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

GROWTH FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
   8,080,302   VFNC CORPORATION(V)++(A)(I)                                                     0.24%     09/29/2011       4,605,772
                                                                                                                          7,167,901
                                                                                                                     --------------

SHARES                                                                                    YIELD
------------                                                                          -------------
INVESTMENT COMPANIES: 24.61%
  50,482,186   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                                  0.19%                     50,482,186
 529,771,526   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(v)(l)(u)                   0.25                     529,771,526
                                                                                                                        580,253,712
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $585,102,300)                                                                        587,421,613
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,427,835,543)*                                                       122.31%                                 $2,883,438,037
OTHER ASSETS AND LIABILITIES, NET                                            (22.31)                                   (526,010,519)
                                                                             ------                                  --------------
TOTAL NET ASSETS                                                             100.00%                                 $2,357,427,518
                                                                             ------                                  --------------

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(l)  INVESTMENT IN AN AFFILIATE.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(a) SECURITY IS FAIR VALUED BY THE MANAGEMENT VALUATION TEAM, AND IN CERTAIN INSTANCES BY THE BOARD OF TRUSTEES, IN ACCORDANCE WITH PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,430,344,337 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                     $488,980,798
     GROSS UNREALIZED DEPRECIATION                                       35,887,098
                                                                       ------------
     NET UNREALIZED APPRECIATION                                       $453,093,700

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

INTRINSIC VALUE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
COMMON STOCKS: 96.02%
CONSUMER DISCRETIONARY: 9.66%
MEDIA: 2.61%
   1,150,000   TIME WARNER INCORPORATED                                                                              $   37,386,500
     177,700   WARNER MUSIC GROUP CORPORATION+<<                                                                            924,040
                                                                                                                         38,310,540
                                                                                                                     --------------
MULTILINE RETAIL: 2.10%
     730,000   JCPENNEY COMPANY INCORPORATED<<                                                                           22,761,400
     208,580   NORDSTROM INCORPORATED                                                                                     8,032,416
                                                                                                                         30,793,816
                                                                                                                     --------------
SPECIALTY RETAIL: 2.44%
   1,160,000   HOME DEPOT INCORPORATED                                                                                   35,820,800
                                                                                                                     --------------
TEXTILES, APPAREL & LUXURY GOODS: 2.51%
     380,000   POLO RALPH LAUREN CORPORATION<<                                                                           36,814,400
                                                                                                                     --------------
CONSUMER STAPLES: 13.17%
BEVERAGES: 2.32%
     460,000   DIAGEO PLC<<                                                                                              34,040,000
                                                                                                                     --------------
FOOD & STAPLES RETAILING: 1.87%
   1,200,000   SAFEWAY INCORPORATED<<                                                                                    27,480,000
                                                                                                                     --------------
FOOD PRODUCTS: 8.98%
   1,560,000   CONAGRA FOODS INCORPORATED                                                                                35,084,400
     680,000   H.J. HEINZ COMPANY<<                                                                                      33,394,800
     700,000   THE HERSHEY COMPANY                                                                                       34,643,000
     965,000   UNILEVER NV<<                                                                                             28,650,850
                                                                                                                        131,773,050
                                                                                                                     --------------
ENERGY: 8.30%
ENERGY EQUIPMENT & SERVICES: 1.83%
   1,600,000   WEATHERFORD INTERNATIONAL LIMITED+                                                                        26,896,000
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS: 6.47%
     614,000   CONOCOPHILLIPS                                                                                            36,471,600
     600,000   HESS CORPORATION                                                                                          37,818,000
     625,000   QEP RESOURCES INCORPORATED                                                                                20,643,750
                                                                                                                         94,933,350
                                                                                                                     --------------
FINANCIALS: 14.25%
CAPITAL MARKETS: 1.21%
   1,150,000   CHARLES SCHWAB CORPORATION                                                                                17,710,000
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

INTRINSIC VALUE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
COMMERCIAL BANKS: 8.89%
   2,900,000   BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                              $   37,149,000
   1,005,583   EAST WEST BANCORP INCORPORATED<<                                                                          17,728,428
     267,000   M&T BANK CORPORATION<<                                                                                    19,958,250
     136,000   M&T BANK CORPORATION MANDATORILY EXCHANGEABLE NOTES+                                                      10,149,680
   4,900,000   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED<<                                                             22,834,000
   1,100,000   ZIONS BANCORPORATION<<                                                                                    22,726,000
                                                                                                                        130,545,358
                                                                                                                     --------------
DIVERSIFIED FINANCIAL SERVICES: 4.15%
   2,200,000   BANK OF AMERICA CORPORATION                                                                               25,168,000
     950,000   JPMORGAN CHASE & COMPANY                                                                                  35,748,500
                                                                                                                         60,916,500
                                                                                                                     --------------
HEALTH CARE: 9.06%
HEALTH CARE EQUIPMENT & SUPPLIES: 4.95%
     680,000   BAXTER INTERNATIONAL INCORPORATED                                                                         34,612,000
     640,000   HOSPIRA INCORPORATED+                                                                                     38,067,200
                                                                                                                         72,679,200
                                                                                                                     --------------
PHARMACEUTICALS: 4.11%
    660,000    ABBOTT LABORATORIES                                                                                       33,871,200
    750,000    ELI LILLY & COMPANY                                                                                       26,400,000
                                                                                                                         60,271,200
                                                                                                                     --------------
INDUSTRIALS: 10.17%
AEROSPACE & DEFENSE: 5.27%
     530,000   BOEING COMPANY                                                                                            37,439,200
     630,000   NORTHROP GRUMMAN CORPORATION<<                                                                            39,822,300
                                                                                                                         77,261,500
                                                                                                                     --------------
MACHINERY: 4.90%
     500,000   DEERE & COMPANY                                                                                           38,400,000
     500,000   SPX CORPORATION                                                                                           33,530,000
                                                                                                                         71,930,000
                                                                                                                     --------------
INFORMATION TECHNOLOGY: 21.70%
COMPUTERS & PERIPHERALS: 7.18%
     200,000   APPLE INCORPORATED+                                                                                       60,174,000
   2,150,000   EMC CORPORATION+                                                                                          45,171,500
                                                                                                                        105,345,500
                                                                                                                     --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 0.04%
      32,250   MOLEX INCORPORATED CLASS A                                                                                   550,508
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

INTRINSIC VALUE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
INTERNET SOFTWARE & SERVICES: 2.90%
   1,430,000   EBAY INCORPORATED+                                                                                    $   42,628,300
                                                                                                                     --------------
IT SERVICES: 3.42%
     350,000   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               50,260,000
                                                                                                                     --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 2.32%
   1,150,000   TEXAS INSTRUMENTS INCORPORATED<<                                                                          34,005,500
                                                                                                                     --------------
SOFTWARE: 5.84%
     775,000   INTUIT INCORPORATED+                                                                                      37,200,000
   1,650,000   ORACLE CORPORATION                                                                                        48,510,000
                                                                                                                         85,710,000
                                                                                                                     --------------
MATERIALS: 2.52%
CHEMICALS: 2.52%
   1,200,000   DOW CHEMICAL COMPANY                                                                                      36,996,000
                                                                                                                     --------------
TELECOMMUNICATION SERVICES: 2.48%
WIRELESS TELECOMMUNICATION SERVICES: 2.48%
   1,325,000   VODAFONE GROUP PLC ADR<<                                                                                  36,450,750
                                                                                                                     --------------
UTILITIES: 4.71%
ELECTRIC UTILITIES: 2.29%
     611,000   NEXTERA ENERGY INCORPORATED                                                                               33,629,440
                                                                                                                     --------------
GAS UTILITIES: 0.67%
     580,000   QUESTAR CORPORATION<<                                                                                      9,842,600
                                                                                                                     --------------
MULTI-UTILITIES: 1.75%
     589,880   DOMINION RESOURCES INCORPORATED                                                                           25,636,184
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $1,234,067,557)                                                                             1,409,230,496
                                                                                                                     --------------
                                                                                              YIELD
                                                                                              -----
SHORT-TERM INVESTMENTS: 18.33%
INVESTMENT COMPANIES: 18.33%
  57,590,470   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)(l)                                  0.19%                     57,590,470
 211,393,692   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(u)(l)(v)                   0.25                     211,393,692
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $268,984,162)                                                                        268,984,162
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,503,051,719)*                                                    114.35%                                    $1,678,214,658
OTHER ASSETS AND LIABILITIES, NET                                         (14.35)                                      (210,590,341)
                                                                          ------                                     --------------
TOTAL NET ASSETS                                                          100.00%                                    $1,467,624,317
                                                                          ------                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

INTRINSIC VALUE FUND

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(l)  INVESTMENT IN AN AFFILIATE.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,505,241,437 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                  $220,167,985
     GROSS UNREALIZED DEPRECIATION                                   (47,194,764)
                                                                    ------------
     NET UNREALIZED APPRECIATION                                    $172,973,221

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

LARGE CAP CORE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
COMMON STOCKS: 99.02%
CONSUMER DISCRETIONARY: 10.26%
AUTOMOBILES: 2.46%
     289,630   FORD MOTOR COMPANY<<+                                                                                 $    4,092,472
                                                                                                                     --------------
SPECIALTY RETAIL: 5.67%
     152,105   GAP INCORPORATED                                                                                           2,891,516
     107,755   HOME DEPOT INCORPORATED                                                                                    3,327,474
      54,575   ROSS STORES INCORPORATED                                                                                   3,219,379
                                                                                                                          9,438,369
                                                                                                                     --------------
TEXTILES, APPAREL & LUXURY GOODS: 2.13%
      43,490   NIKE INCORPORATED CLASS B                                                                                  3,541,826
                                                                                                                     --------------
CONSUMER STAPLES: 7.45%
FOOD & STAPLES RETAILING: 3.88%
     104,880   CVS CAREMARK CORPORATION                                                                                   3,158,986
      60,790   WAL-MART STORES INCORPORATED                                                                               3,292,994
                                                                                                                          6,451,980
                                                                                                                     --------------
FOOD PRODUCTS: 1.67%
     178,220   TYSON FOODS INCORPORATED CLASS A<<                                                                         2,771,321
                                                                                                                     --------------
HOUSEHOLD PRODUCTS: 1.90%
      49,840   PROCTER & GAMBLE COMPANY                                                                                   3,168,329
                                                                                                                     --------------
ENERGY: 11.95%
ENERGY EQUIPMENT & SERVICES: 1.90%
      91,590   NOBLE CORPORATION                                                                                          3,162,603
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS: 10.05%
      43,440   CHEVRON CORPORATION                                                                                        3,588,578
      41,655   CIMAREX ENERGY COMPANY                                                                                     3,197,021
      59,665   CONOCOPHILLIPS                                                                                             3,544,101
      50,960   EXXON MOBIL CORPORATION                                                                                    3,387,311
      38,170   OCCIDENTAL PETROLEUM CORPORATION                                                                           3,001,307
                                                                                                                         16,718,318
                                                                                                                     --------------
FINANCIALS: 16.03%
CAPITAL MARKETS: 4.61%
      79,275   AMERIPRISE FINANCIAL INCORPORATED                                                                          4,097,725
      22,140   GOLDMAN SACHS GROUP INCORPORATED                                                                           3,563,433
                                                                                                                          7,661,158
                                                                                                                     --------------
COMMERCIAL BANKS: 1.68%
      51,995   PNC FINANCIAL SERVICES GROUP INCORPORATED                                                                  2,802,531
                                                                                                                     --------------
DIVERSIFIED FINANCIAL SERVICES: 3.79%
     778,205   CITIGROUP INCORPORATED+                                                                                    3,245,115
      81,140   JPMORGAN CHASE & COMPANY                                                                                   3,053,298
                                                                                                                          6,298,413
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

LARGE CAP CORE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
INSURANCE: 5.95%
      58,195   ACE LIMITED                                                                                           $    3,457,947
      42,020   PARTNERRE LIMITED                                                                                          3,333,026
     138,470   UNUMPROVIDENT CORPORATION                                                                                  3,104,497
                                                                                                                          9,895,470
                                                                                                                     --------------
HEALTH CARE: 12.78%
BIOTECHNOLOGY: 1.96%
      57,055   AMGEN INCORPORATED+                                                                                        3,262,975
                                                                                                                     --------------
HEALTH CARE EQUIPMENT & SUPPLIES: 1.78%
      74,140   COVIDIEN LIMITED                                                                                           2,955,962
                                                                                                                     --------------
HEALTH CARE PROVIDERS & SERVICES: 5.24%
      86,480   CARDINAL HEALTH INCORPORATED                                                                               2,999,991
      43,855   MCKESSON CORPORATION                                                                                       2,893,553
      53,675   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                       2,819,548
                                                                                                                          8,713,092
                                                                                                                     --------------
PHARMACEUTICALS: 3.80%
     117,315   BRISTOL-MYERS SQUIBB COMPANY                                                                               3,155,774
      49,855   JOHNSON & JOHNSON                                                                                          3,174,268
                                                                                                                          6,330,042
                                                                                                                     --------------
INDUSTRIALS: 9.94%
AEROSPACE & DEFENSE: 2.05%
      45,485   UNITED TECHNOLOGIES CORPORATION                                                                            3,400,913
                                                                                                                     --------------
INDUSTRIAL CONGLOMERATES: 5.85%
      37,855   3M COMPANY                                                                                                 3,188,148
     210,665   GENERAL ELECTRIC COMPANY                                                                                   3,374,853
      82,905   TYCO INTERNATIONAL LIMITED                                                                                 3,173,603
                                                                                                                          9,736,604
                                                                                                                     --------------
MACHINERY: 2.04%
      33,960   FLOWSERVE CORPORATION                                                                                      3,396,000
                                                                                                                     --------------
INFORMATION TECHNOLOGY: 22.52%
COMMUNICATIONS EQUIPMENT: 1.88%
     137,365   CISCO SYSTEMS INCORPORATED+                                                                                3,136,043
                                                                                                                     --------------
COMPUTERS & PERIPHERALS: 3.83%
      11,745   APPLE INCORPORATED+                                                                                        3,533,718
      67,420   HEWLETT-PACKARD COMPANY                                                                                    2,835,685
                                                                                                                          6,369,403
                                                                                                                     --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 4.28%
     179,900   CORNING INCORPORATED                                                                                       3,288,572
     121,030   TYCO ELECTRONICS LIMITED                                                                                   3,834,230
                                                                                                                          7,122,802
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

LARGE CAP CORE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
INTERNET SOFTWARE & SERVICES: 2.05%
     122,250   IAC INTERACTIVE CORPORATION+                                                                          $    3,410,775
                                                                                                                     --------------
IT SERVICES: 2.07%
      23,950   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                                3,439,220
                                                                                                                     --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 4.09%
     151,480   INTEL CORPORATION                                                                                          3,040,204
     127,350   TEXAS INSTRUMENTS INCORPORATED                                                                             3,765,740
                                                                                                                          6,805,944
                                                                                                                     --------------
SOFTWARE: 4.32%
     123,820   MICROSOFT CORPORATION                                                                                      3,298,565
     132,015   ORACLE CORPORATION                                                                                         3,881,241
                                                                                                                          7,179,806
                                                                                                                     --------------
MATERIALS: 4.18%
CHEMICALS: 2.11%
      70,100   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                            3,516,216
                                                                                                                     --------------
CONTAINERS & PACKAGING: 2.07%
     148,380   SEALED AIR CORPORATION                                                                                     3,434,997
                                                                                                                     --------------
TELECOMMUNICATION SERVICES: 2.20%
DIVERSIFIED TELECOMMUNICATION SERVICES: 2.20%
      88,392   CENTURYTEL INCORPORATED<<                                                                                  3,657,661
                                                                                                                     --------------
UTILITIES: 1.71%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.71%
      93,815   CONSTELLATION ENERGY GROUP INCORPORATED                                                                    2,836,966
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $144,225,861)                                                                                 164,708,211
                                                                                                                     --------------
PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
------------                                                                          -------------   -------------
SHORT-TERM INVESTMENTS: 3.83%
CORPORATE BONDS & NOTES: 0.90%
   1,304,258   GRYPHON FUNDING LIMITED(v)(a)(i)                                                0.00%     08/05/2011         533,181
   1,681,515   VFNC CORPORATION(v)+++/-(a)(i)                                                  0.24      09/29/2011         958,464
                                                                                                                          1,491,645
                                                                                                                     --------------
SHARES                                                                                    YIELD
------------                                                                          -------------
INVESTMENT COMPANIES: 2.93%
   1,183,065   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                                  0.19%                      1,183,065
   3,697,420   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(v)(l)(u)                   0.25                       3,697,420
                                                                                                                          4,880,485
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,889,479)                                                                            6,372,130
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

LARGE CAP CORE FUND

TOTAL INVESTMENTS IN SECURITIES
(COST $150,115,340)*                                                         102.85%                                 $  171,080,341
OTHER ASSETS AND LIABILITIES, NET                                             (2.85)                                     (4,744,412)
                                                                             ------                                  --------------
TOTAL NET ASSETS                                                             100.00%                                 $  166,335,929
                                                                             ------                                  --------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(a) SECURITY IS FAIR VALUED BY THE MANAGEMENT VALUATION TEAM, AND IN CERTAIN INSTANCES BY THE BOARD OF TRUSTEES, IN ACCORDANCE WITH PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(l)  INVESTMENT IN AN AFFILIATE.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $150,266,356 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                      $21,969,203
     GROSS UNREALIZED DEPRECIATION                                       (1,155,218)
                                                                        -----------
     NET UNREALIZED APPRECIATION                                         20,813,985

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

LARGE CAP GROWTH FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
COMMON STOCKS: 98.60%
CONSUMER DISCRETIONARY: 19.08%
HOTELS, RESTAURANTS & LEISURE: 4.68%
      45,000   CARNIVAL CORPORATION<<                                                                                $    1,942,650
      38,000   CTRIP.COM INTERNATIONAL LIMITED ADR<<+                                                                     1,978,660
      28,000   MCDONALD'S CORPORATION                                                                                     2,177,560
     140,000   STARBUCKS CORPORATION                                                                                      3,987,200
      39,000   WYNN RESORTS LIMITED<<                                                                                     4,179,630
                                                                                                                         14,265,700
                                                                                                                     --------------
INTERNET & CATALOG RETAIL: 4.16%
      45,000   AMAZON.COM INCORPORATED+                                                                                   7,431,300
       2,000   NETFLIX INCORPORATED+                                                                                        347,000
      13,000   PRICELINE.COM INCORPORATED<<+                                                                              4,898,530
                                                                                                                         12,676,830
                                                                                                                     --------------
MEDIA: 2.20%
      90,000   VIACOM INCORPORATED CLASS B                                                                                3,473,100
      90,000   WALT DISNEY COMPANY<<                                                                                      3,249,900
                                                                                                                          6,723,000
                                                                                                                     --------------
MULTILINE RETAIL: 4.10%
      55,000   DOLLAR TREE INCORPORATED+                                                                                  2,822,050
      65,000   KOHL'S CORPORATION+                                                                                        3,328,000
     122,000   TARGET CORPORATION                                                                                         6,336,680
                                                                                                                         12,486,730
                                                                                                                     --------------
SPECIALTY RETAIL: 1.35%
      35,000   LOWE'S COMPANIES INCORPORATED                                                                                746,550
     110,000   URBAN OUTFITTERS INCORPORATED<<+                                                                           3,384,700
                                                                                                                          4,131,250
                                                                                                                     --------------
TEXTILES, APPAREL & LUXURY GOODS: 2.59%
      65,000   COACH INCORPORATED                                                                                         3,250,000
      57,000   NIKE INCORPORATED CLASS B                                                                                  4,642,080
                                                                                                                          7,892,080
                                                                                                                     --------------
CONSUMER STAPLES: 2.91%
BEVERAGES: 2.01%
      94,000   PEPSICO INCORPORATED                                                                                       6,138,200
                                                                                                                     --------------
FOOD & STAPLES RETAILING: 0.39%
      30,000   WHOLE FOODS MARKET INCORPORATED<<+                                                                         1,192,500
                                                                                                                     --------------
HOUSEHOLD PRODUCTS: 0.51%
      20,000   COLGATE-PALMOLIVE COMPANY                                                                                  1,542,400
                                                                                                                     ==============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

LARGE CAP GROWTH FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
ENERGY: 6.86%
ENERGY EQUIPMENT & SERVICES: 2.78%
      60,000   NATIONAL OILWELL VARCO INCORPORATED                                                                   $    3,225,600
      75,000   SCHLUMBERGER LIMITED                                                                                       5,241,750
                                                                                                                          8,467,350
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS: 4.08%
      43,000   APACHE CORPORATION                                                                                         4,343,860
      30,000   OCCIDENTAL PETROLEUM CORPORATION                                                                           2,358,900
     115,000   SOUTHWESTERN ENERGY COMPANY+                                                                               3,892,750
      45,000   ULTRA PETROLEUM CORPORATION<<+                                                                             1,851,750
                                                                                                                         12,447,260
                                                                                                                     --------------
FINANCIALS: 6.79%
CAPITAL MARKETS: 2.21%
      55,000   AMERIPRISE FINANCIAL INCORPORATED                                                                          2,842,950
      22,000   NORTHERN TRUST CORPORATION<<                                                                               1,091,860
     165,000   TD AMERITRADE HOLDING CORPORATION<<                                                                        2,819,850
                                                                                                                          6,754,660
                                                                                                                     --------------
CONSUMER FINANCE: 3.14%
      19,000   MASTERCARD INCORPORATED                                                                                    4,561,140
      64,000   VISA INCORPORATED CLASS A                                                                                  5,002,880
                                                                                                                          9,564,020
                                                                                                                     --------------
DIVERSIFIED FINANCIAL SERVICES: 0.98%
      10,300   CME GROUP INCORPORATED<<                                                                                   2,983,395
                                                                                                                     --------------
INSURANCE: 0.46%
      35,000   METLIFE INCORPORATED<<                                                                                     1,411,550
                                                                                                                     --------------
HEALTH CARE: 12.78%
BIOTECHNOLOGY: 1.79%
      80,000   ALEXION PHARMACEUTICALS INCORPORATED+                                                                      5,464,000
                                                                                                                     --------------
HEALTH CARE EQUIPMENT & SUPPLIES: 1.99%
       5,000   INTUITIVE SURGICAL INCORPORATED<<+                                                                         1,314,750
     124,000   ST. JUDE MEDICAL INCORPORATED<<+                                                                           4,749,200
                                                                                                                          6,063,950
                                                                                                                     --------------
HEALTH CARE PROVIDERS & SERVICES: 2.59%
     125,000   AMERISOURCEBERGEN CORPORATION                                                                              4,102,500
      78,000   EXPRESS SCRIPTS INCORPORATED+                                                                              3,784,560
                                                                                                                          7,887,060
                                                                                                                     --------------
LIFE SCIENCES TOOLS & SERVICES: 0.49%
      30,000   LIFE TECHNOLOGIES CORPORATION<<+                                                                           1,505,400
                                                                                                                     --------------
PHARMACEUTICALS: 5.92%
      94,000   ABBOTT LABORATORIES                                                                                        4,824,080
      72,000   ALLERGAN INCORPORATED                                                                                      5,213,520

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

LARGE CAP GROWTH FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
PHARMACEUTICALS (CONTINUED)
      70,000   SHIRE PLC ADR<<                                                                                            4,907,000
      60,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                                 3,114,000
                                                                                                                         18,058,600
                                                                                                                     --------------
INDUSTRIALS: 12.15%
AEROSPACE & DEFENSE: 1.52%
      62,000   UNITED TECHNOLOGIES CORPORATION                                                                            4,635,740
                                                                                                                     --------------
AIR FREIGHT & LOGISTICS: 0.97%
      42,000   C.H. ROBINSON WORLDWIDE INCORPORATED<<                                                                     2,960,160
                                                                                                                     --------------
ELECTRICAL EQUIPMENT: 3.09%
      90,000   ABB LIMITED ADR<<                                                                                          1,862,100
     138,000   EMERSON ELECTRIC COMPANY                                                                                   7,576,200
                                                                                                                          9,438,300
                                                                                                                     --------------
INDUSTRIAL CONGLOMERATES: 1.19%
      43,000   3M COMPANY<<                                                                                               3,621,460
                                                                                                                     --------------
MACHINERY: 2.34%
      58,000   DANAHER CORPORATION                                                                                        2,514,880
      65,000   JOY GLOBAL INCORPORATED                                                                                    4,611,750
                                                                                                                          7,126,630
                                                                                                                     --------------
ROAD & RAIL: 3.04%
      76,500   NORFOLK SOUTHERN CORPORATION                                                                               4,703,985
      52,000   UNION PACIFIC CORPORATION                                                                                  4,559,360
                                                                                                                          9,263,345
                                                                                                                     --------------
INFORMATION TECHNOLOGY: 33.32%
COMMUNICATIONS EQUIPMENT: 5.77%
     330,000   CISCO SYSTEMS INCORPORATED+                                                                                7,533,900
      16,000   F5 NETWORKS INCORPORATED<<+                                                                                1,883,200
      60,000   JUNIPER NETWORKS INCORPORATED<<+                                                                           1,943,400
     138,000   QUALCOMM INCORPORATED                                                                                      6,227,940
                                                                                                                         17,588,440
                                                                                                                     --------------
COMPUTERS & PERIPHERALS: 8.35%
      59,000   APPLE INCORPORATED+                                                                                       17,751,330
     240,000   EMC CORPORATION+                                                                                           5,042,400
      50,000   NETAPP INCORPORATED<<+                                                                                     2,662,500
                                                                                                                         25,456,230
                                                                                                                     --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 0.95%
      83,000   AGILENT TECHNOLOGIES INCORPORATED+                                                                         2,888,400
                                                                                                                     --------------
INTERNET SOFTWARE & SERVICES: 4.84%
      25,000   AKAMAI TECHNOLOGIES INCORPORATED<<+                                                                        1,291,750
      22,000   GOOGLE INCORPORATED CLASS A+                                                                              13,485,780
                                                                                                                         14,777,530
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

LARGE CAP GROWTH FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
IT SERVICES: 2.96%
      37,000   ACCENTURE PLC                                                                                         $    1,654,270
     113,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                        7,366,470
                                                                                                                          9,020,740
                                                                                                                     --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 4.87%
      86,000   ANALOG DEVICES INCORPORATED<<                                                                              2,895,620
     100,000   BROADCOM CORPORATION CLASS A<<                                                                             4,074,000
     145,000   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                        4,666,100
     107,000   NETLOGIC MICROSYSTEMS INCORPORATED<<+                                                                      3,216,420
                                                                                                                         14,852,140
                                                                                                                     --------------
SOFTWARE: 5.58%
      82,000   CHECK POINT SOFTWARE TECHNOLOGIES LIMITED<<+                                                               3,505,500
      29,000   CITRIX SYSTEMS INCORPORATED+                                                                               1,858,030
     100,000   RED HAT INCORPORATED<<+                                                                                    4,226,000
      43,000   SALESFORCE.COM INCORPORATED<<+                                                                             4,991,010
      32,000   VMWARE INCORPORATED<<+                                                                                     2,446,720
                                                                                                                         17,027,260
                                                                                                                     ==============
MATERIALS: 3.48%
CHEMICALS: 3.48%
      21,000   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                      1,784,370
      58,000   ECOLAB INCORPORATED                                                                                        2,860,560
      65,500   PRAXAIR INCORPORATED                                                                                       5,982,770
                                                                                                                         10,627,700
                                                                                                                     --------------
TELECOMMUNICATION SERVICES: 1.23%
WIRELESS TELECOMMUNICATION SERVICES: 1.23%
      90,000   NII HOLDINGS INCORPORATED+                                                                                 3,762,900
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $260,281,033)                                                                                 300,702,910
                                                                                                                     --------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
------------                                                                          -------------   -------------
SHORT-TERM INVESTMENTS: 26.78%
CORPORATE BONDS & NOTES: 0.54%
$    425,712   GRYPHON FUNDING LIMITED(v)(a)(i)                                                0.00%     08/05/2011         582,831
   1,838,101   VFNC CORPORATION(v)++(a)(i)                                                     0.24      09/29/2011       1,047,718
                                                                                                                          1,630,549
                                                                                                                     --------------
SHARES                                                                                    YIELD
------------                                                                          -------------
INVESTMENT COMPANIES: 26.24%
   5,194,149 WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                                    0.19%                      5,194,149
  74,833,627  WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(v)(l)(u)                    0.25                      74,833,627
                                                                                                                         80,027,776
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $81,130,730)                                                                          81,658,325
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

LARGE CAP GROWTH FUND

TOTAL INVESTMENTS IN SECURITIES
(COST $341,411,763)*                                                         125.38%                                 $  382,361,235
OTHER ASSETS AND LIABILITIES, NET                                            (25.38)                                    (77,410,596)
                                                                             ------                                  --------------
TOTAL NET ASSETS                                                             100.00%                                 $  304,950,639
                                                                             ------                                  --------------

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(l)  INVESTMENT IN AN AFFILIATE.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(a) SECURITY IS FAIR VALUED BY THE MANAGEMENT VALUATION TEAM, AND IN CERTAIN INSTANCES BY THE BOARD OF TRUSTEES, IN ACCORDANCE WITH PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $342,115,681 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                      $48,872,899
     GROSS UNREALIZED DEPRECIATION                                       (8,627,345)
                                                                        -----------
     NET UNREALIZED APPRECIATION                                        $40,245,554

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

LARGE COMPANY VALUE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
COMMON STOCKS: 96.79%
CONSUMER DISCRETIONARY: 8.94%
DIVERSIFIED CONSUMER SERVICES: 0.59%
      19,231   APOLLO GROUP INCORPORATED CLASS A+                                                                    $      720,778
                                                                                                                     --------------
HOTELS, RESTAURANTS & LEISURE: 1.12%
      31,769   CARNIVAL CORPORATION                                                                                       1,371,468
                                                                                                                     --------------
HOUSEHOLD DURABLES: 1.11%
      77,061   NEWELL RUBBERMAID INCORPORATED<<                                                                           1,360,127
                                                                                                                     --------------
MEDIA: 3.43%
      31,593   DIRECTV GROUP INCORPORATED<<+                                                                              1,373,032
      37,061   OMNICOM GROUP INCORPORATED<<                                                                               1,629,202
      33,532   WALT DISNEY COMPANY<<                                                                                      1,210,841
                                                                                                                          4,213,075
                                                                                                                     --------------
SPECIALTY RETAIL: 1.62%
      64,419   HOME DEPOT INCORPORATED                                                                                    1,989,259
                                                                                                                     --------------
TEXTILES, APPAREL & LUXURY GOODS: 1.07%
      15,875   VF CORPORATION<<                                                                                           1,321,435
                                                                                                                     --------------
CONSUMER STAPLES: 7.84%
FOOD & STAPLES RETAILING: 2.67%
      54,761   SAFEWAY INCORPORATED<<                                                                                     1,254,027
      59,961   WALGREEN COMPANY                                                                                           2,031,479
                                                                                                                          3,285,506
                                                                                                                     --------------
FOOD PRODUCTS: 3.04%
      64,088   CONAGRA FOODS INCORPORATED                                                                                 1,441,339
      37,740   KRAFT FOODS INCORPORATED CLASS A                                                                           1,217,870
      75,427   SARA LEE CORPORATION                                                                                       1,080,869
                                                                                                                          3,740,078
                                                                                                                     --------------
HOUSEHOLD PRODUCTS: 0.96%
      18,494   PROCTER & GAMBLE COMPANY                                                                                   1,175,664
                                                                                                                     --------------
PERSONAL PRODUCTS: 1.17%
      46,996   AVON PRODUCTS INCORPORATED<<                                                                               1,431,028
                                                                                                                     --------------
ENERGY: 11.08%
ENERGY EQUIPMENT & SERVICES: 2.92%
      97,014   NABORS INDUSTRIES LIMITED+                                                                                 2,027,593
      51,333   PRIDE INTERNATIONAL INCORPORATED<<+                                                                        1,556,417
                                                                                                                          3,584,010
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS: 8.16%
      20,455   APACHE CORPORATION                                                                                         2,066,364
      34,505   CHEVRON CORPORATION                                                                                        2,850,458
      31,402   DEVON ENERGY CORPORATION                                                                                   2,041,758
      39,155   ENCANA CORPORATION                                                                                         1,104,954

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

LARGE COMPANY VALUE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
OIL, GAS & CONSUMABLE FUELS (CONTINUED)
      55,206   MARATHON OIL CORPORATION                                                                              $    1,963,677
                                                                                                                         10,027,211
                                                                                                                     --------------
FINANCIALS: 25.84%
CAPITAL MARKETS: 4.37%
      26,428   AFFILIATED MANAGERS GROUP INCORPORATED<<+                                                                  2,262,501
      12,123   GOLDMAN SACHS GROUP INCORPORATED                                                                           1,951,197
      27,514   STATE STREET CORPORATION                                                                                   1,148,985
                                                                                                                          5,362,683
                                                                                                                     --------------
COMMERCIAL BANKS: 4.53%
      96,572   BRANCH BANKING & TRUST CORPORATION<<                                                                       2,260,751
     218,839   KEYCORP                                                                                                    1,792,291
      73,076   ZIONS BANCORPORATION<<                                                                                     1,509,750
                                                                                                                          5,562,792
                                                                                                                     --------------
CONSUMER FINANCE: 0.87%
      28,811   CAPITAL ONE FINANCIAL CORPORATION<<                                                                        1,073,786
                                                                                                                     --------------
DIVERSIFIED FINANCIAL SERVICES: 6.60%
     268,241   BANK OF AMERICA CORPORATION                                                                                3,068,677
     398,946   CITIGROUP INCORPORATED+                                                                                    1,663,605
      89,829   JPMORGAN CHASE & COMPANY                                                                                   3,380,265
                                                                                                                          8,112,547
                                                                                                                     --------------
INSURANCE: 5.92%
      17,255   ACE LIMITED                                                                                                1,025,292
      32,929   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                                   2,619,831
      19,368   CHUBB CORPORATION                                                                                          1,123,731
      62,142   METLIFE INCORPORATED<<                                                                                     2,506,187
                                                                                                                          7,275,041
                                                                                                                     --------------
REAL ESTATE INVESTMENT TRUSTS: 3.55%
      24,985   ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED<<                                                             1,835,898
      26,271   SIMON PROPERTY GROUP INCORPORATED<<                                                                        2,522,541
                                                                                                                          4,358,439
                                                                                                                     --------------
HEALTH CARE: 10.94%
HEALTH CARE EQUIPMENT & SUPPLIES: 1.84%
      19,815  BAXTER INTERNATIONAL INCORPORATED                                                                           1,008,584
      25,305  STRYKER CORPORATION<<                                                                                       1,252,344
                                                                                                                          2,260,928
                                                                                                                     --------------
HEALTH CARE PROVIDERS & SERVICES: 1.72%
      60,210   CIGNA CORPORATION                                                                                          2,118,790
                                                                                                                     --------------
PHARMACEUTICALS: 7.38%
      22,717   ABBOTT LABORATORIES                                                                                        1,165,836
      72,907   BRISTOL-MYERS SQUIBB COMPANY                                                                               1,961,198
      37,415   JOHNSON & JOHNSON                                                                                          2,382,213
      82,660   PFIZER INCORPORATED                                                                                        1,438,284

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

LARGE COMPANY VALUE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
PHARMACEUTICALS (CONTINUED)
      40,774   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                            $    2,116,171
                                                                                                                          9,063,702
                                                                                                                     --------------
INDUSTRIALS: 11.00%
COMMERCIAL SERVICES & SUPPLIES: 1.03%
      46,174   CINTAS CORPORATION<<                                                                                       1,268,400
                                                                                                                     --------------
INDUSTRIAL CONGLOMERATES: 3.56%
     272,444   GENERAL ELECTRIC COMPANY                                                                                   4,364,553
                                                                                                                     --------------
MACHINERY: 4.17%
      43,282   DOVER CORPORATION                                                                                          2,298,274
      31,830   EATON CORPORATION                                                                                          2,827,459
                                                                                                                          5,125,733
                                                                                                                     --------------
ROAD & RAIL: 2.24%
      44,672   NORFOLK SOUTHERN CORPORATION                                                                               2,746,881
                                                                                                                     --------------
INFORMATION TECHNOLOGY: 7.49%
COMMUNICATIONS EQUIPMENT: 0.91%
      48,729   CISCO SYSTEMS INCORPORATED<<+                                                                              1,112,483
                                                                                                                     --------------
COMPUTERS & PERIPHERALS: 2.20%
      81,907   EMC CORPORATION+                                                                                           1,720,866
      23,427   HEWLETT-PACKARD COMPANY                                                                                      985,340
                                                                                                                          2,706,206
                                                                                                                     --------------
IT SERVICES: 1.54%
      42,231   ACCENTURE PLC                                                                                              1,888,148
                                                                                                                     --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 2.84%
      63,842   MAXIM INTEGRATED PRODUCTS INCORPORATED<<                                                                   1,382,818
      65,496   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                        2,107,661
                                                                                                                          3,490,479
                                                                                                                     --------------
MATERIALS: 3.44%
CHEMICALS: 0.94%
      22,321   ASHLAND INCORPORATED                                                                                       1,152,433
                                                                                                                     --------------
CONTAINERS & PACKAGING: 0.84%
      36,702   OWENS-ILLINOIS INCORPORATED+                                                                               1,028,757
                                                                                                                     --------------
METALS & MINING: 1.66%
      80,121   ALCOA INCORPORATED                                                                                         1,051,989
      23,090   UNITED STATES STEEL CORPORATION<<                                                                            988,021
                                                                                                                          2,040,010
                                                                                                                     --------------
TELECOMMUNICATION SERVICES: 4.63%
DIVERSIFIED TELECOMMUNICATION SERVICES: 3.51%
      89,923   AT&T INCORPORATED<<                                                                                        2,562,806

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

LARGE COMPANY VALUE FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
      53,868   VERIZON COMMUNICATIONS INCORPORATED                                                                   $    1,749,094
                                                                                                                          4,311,900
                                                                                                                     --------------
WIRELESS TELECOMMUNICATION SERVICES: 1.12%
      32,845   NII HOLDINGS INCORPORATED+                                                                                 1,373,249
                                                                                                                     --------------
UTILITIES: 5.59%
ELECTRIC UTILITIES: 2.99%
      95,189   DUKE ENERGY CORPORATION                                                                                    1,733,392
      25,951   ENTERGY CORPORATION                                                                                        1,934,128
                                                                                                                          3,667,520
                                                                                                                     --------------
MULTI-UTILITIES: 1.76%
      49,697   DOMINION RESOURCES INCORPORATED                                                                            2,159,832
                                                                                                                     --------------
WATER UTILITIES: 0.84%
      43,428   AMERICAN WATER WORKS COMPANY INCORPORATED                                                                  1,037,057
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $108,691,218)                                                                                 118,881,988
                                                                                                                     --------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
------------                                                                          -------------   -------------
SHORT-TERM INVESTMENTS: 30.50%
CORPORATE BONDS & NOTES: 0.26%
$    281,299   GRYPHON FUNDING LIMITED(v)(a)(i)                                                0.00%     08/05/2011         114,995
     362,665   VFNC CORPORATION(V)+++/-(a)(i)                                                  0.24      09/29/2011         206,719
                                                                                                                            321,714
                                                                                                                     --------------

SHARES                                                                                    YIELD
------------                                                                          -------------
INVESTMENT COMPANIES: 30.24%
  10,742,300   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                                  0.25                      10,742,300
  26,403,527   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC                                                       26,403,527
                                                                                                                         37,145,827
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $37,363,444)                                                                          37,467,541
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $146,054,662)*                                                         127.29%                                 $  156,349,529
OTHER ASSETS AND LIABILITIES, NET                                            (27.29)                                    (33,521,431)
                                                                             ------                                  --------------
TOTAL NET ASSETS                                                             100.00%                                 $  122,828,098
                                                                             ------                                  --------------

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(l)  INVESTMENT IN AN AFFILIATE.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(a) SECURITY IS FAIR VALUED BY THE MANAGEMENT VALUATION TEAM, AND IN CERTAIN INSTANCES BY THE BOARD OF TRUSTEES, IN ACCORDANCE WITH PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

LARGE COMPANY VALUE FUND

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $0 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                      $11,638,363
     GROSS UNREALIZED DEPRECIATION                                       (6,027,927)
                                                                        -----------
     NET UNREALIZED APPRECIATION                                        $ 5,610,436

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

OMEGA GROWTH FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
COMMON STOCKS: 99.28%
CONSUMER DISCRETIONARY: 20.86%
AUTO COMPONENTS: 3.52%
     206,400   BORGWARNER INCORPORATED<<+                                                                            $   11,581,104
     229,015   TRW AUTOMOTIVE HOLDINGS CORPORATION<<+                                                                    10,463,695
                                                                                                                         22,044,799
                                                                                                                     --------------
AUTOMOBILES: 1.43%
     136,000   DAIMLER AG<<                                                                                               8,976,000
                                                                                                                     --------------
HOTELS, RESTAURANTS & LEISURE: 2.56%
     255,500   MARRIOTT INTERNATIONAL INCORPORATED CLASS A<<                                                              9,466,275
     427,800   TEXAS ROADHOUSE INCORPORATED<<+                                                                            6,571,008
                                                                                                                         16,037,283
                                                                                                                     --------------
INTERNET & CATALOG RETAIL: 3.61%
      73,900   AMAZON.COM INCORPORATED+                                                                                  12,203,846
      27,700   PRICELINE.COM INCORPORATED<<+                                                                             10,437,637
                                                                                                                         22,641,483
                                                                                                                     --------------
MEDIA: 2.12%
     261,608   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                                 13,313,228
                                                                                                                     --------------
MULTILINE RETAIL: 2.43%
     218,600   DOLLAR GENERAL CORPORATION<<+                                                                              6,162,334
     385,300   MACY'S INCORPORATED                                                                                        9,108,492
                                                                                                                         15,270,826
                                                                                                                     --------------
SPECIALTY RETAIL: 5.19%
     213,300   DICK'S SPORTING GOODS INCORPORATED<<+                                                                      6,147,306
     215,730   JO-ANN STORES INCORPORATED<<+                                                                              9,330,323
     239,400   TJX COMPANIES INCORPORATED                                                                                10,986,066
     197,300   URBAN OUTFITTERS INCORPORATED<<+                                                                           6,070,921
                                                                                                                         32,534,616
                                                                                                                     --------------
ENERGY: 8.24%
OIL, GAS & CONSUMABLE FUELS: 8.24%
     365,200   BRIGHAM EXPLORATION COMPANY<<+                                                                             7,702,068
     165,819   CONCHO RESOURCES INCORPORATED<<+                                                                          11,386,791
     206,200   CONOCOPHILLIPS                                                                                            12,248,280
     155,514   NEWFIELD EXPLORATION COMPANY+                                                                              9,271,745
     136,100   NOBLE ENERGY INCORPORATED<<                                                                               11,089,428
                                                                                                                         51,698,312
                                                                                                                     --------------
FINANCIALS: 3.83%
COMMERCIAL BANKS: 1.18%
     301,200   ITAU UNIBANCO HOLDING SA                                                                                   7,397,472
                                                                                                                     --------------
CONSUMER FINANCE: 1.81%
     273,500   AMERICAN EXPRESS COMPANY                                                                                  11,339,310
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

OMEGA GROWTH FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
DIVERSIFIED FINANCIAL SERVICES: 0.84%
     139,900   JPMORGAN CHASE & COMPANY                                                                              $    5,264,437
                                                                                                                     --------------
HEALTH CARE: 14.58%
BIOTECHNOLOGY: 1.54%
     141,125   ALEXION PHARMACEUTICALS INCORPORATED+                                                                      9,638,838
                                                                                                                     --------------
HEALTH CARE EQUIPMENT & SUPPLIES: 3.53%
     129,100   HOSPIRA INCORPORATED+                                                                                      7,678,868
     177,507   SIRONA DENTAL SYSTEMS INCORPORATED<<+                                                                      6,683,139
     317,800   VOLCANO CORPORATION<<+                                                                                     7,760,676
                                                                                                                         22,122,683
                                                                                                                     --------------
HEALTH CARE PROVIDERS & SERVICES: 3.70%
     180,100   EXPRESS SCRIPTS INCORPORATED+                                                                              8,738,452
      79,400   LABORATORY CORPORATION OF AMERICA HOLDINGS<<+                                                              6,456,808
     121,767   MCKESSON CORPORATION                                                                                       8,034,187
                                                                                                                         23,229,447
                                                                                                                     --------------
HEALTH CARE TECHNOLOGY: 1.58%
     112,900   CERNER CORPORATION<<+                                                                                      9,916,007
                                                                                                                     --------------
LIFE SCIENCES TOOLS & SERVICES: 3.29%
     417,700   BRUKER BIOSCIENCES CORPORATION+                                                                            6,261,323
     375,698   PACIFIC BIOSCIENCES OF CALIFORNIA+                                                                         6,311,726
     127,200   VARIAN MEDICAL SYSTEMS INCORPORATED<<+                                                                     8,041,584
                                                                                                                         20,614,633
                                                                                                                     --------------
PHARMACEUTICALS: 0.94%
     239,300   AUXILIUM PHARMACEUTICALS INCORPORATED<<+                                                                   5,922,675
                                                                                                                     --------------
INDUSTRIALS: 12.64%
AEROSPACE & DEFENSE: 2.14%
      98,100   PRECISION CASTPARTS CORPORATION<<                                                                         13,398,498
                                                                                                                     --------------
AIR FREIGHT & LOGISTICS: 1.32%
      94,400   FEDEX CORPORATION<<                                                                                        8,280,768
                                                                                                                     --------------
AIRLINES: 1.52%
     688,900   DELTA AIR LINES INCORPORATED+                                                                              9,568,821
                                                                                                                     --------------
ELECTRICAL EQUIPMENT: 0.80%
      91,121   EMERSON ELECTRIC COMPANY                                                                                   5,002,543
                                                                                                                     --------------
MACHINERY: 4.64%
     142,600   AGCO CORPORATION+                                                                                          6,056,222
     133,905   CUMMINS INCORPORATED                                                                                      11,797,031
     126,500   EATON CORPORATION                                                                                         11,236,995
                                                                                                                         29,090,248
                                                                                                                     --------------
ROAD & RAIL: 2.22%
     537,400   AVIS BUDGET GROUP INCORPORATED+                                                                            6,239,214
     213,400   J.B. HUNT TRANSPORT SERVICES INCORPORATED<<                                                                7,673,864
                                                                                                                         13,913,078
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

OMEGA GROWTH FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
INFORMATION TECHNOLOGY: 33.02%
COMMUNICATIONS EQUIPMENT: 4.38%
     116,800   F5 NETWORKS INCORPORATED<<+                                                                           $   13,747,360
     325,466   FINISAR CORPORATION<<+                                                                                     5,536,177
     253,500   JUNIPER NETWORKS INCORPORATED<<+                                                                           8,210,865
                                                                                                                         27,494,402
                                                                                                                     --------------
COMPUTERS & PERIPHERALS: 8.31%
     112,200   APPLE INCORPORATED+                                                                                       33,757,614
     450,200   EMC CORPORATION+                                                                                           9,458,702
     167,400   NETAPP INCORPORATED<<+                                                                                     8,914,050
                                                                                                                         52,130,366
                                                                                                                     --------------
INTERNET SOFTWARE & SERVICES: 2.07%
     153,800   EQUINIX INCORPORATED<<+                                                                                   12,956,112
                                                                                                                     --------------
IT SERVICES: 2.76%
     331,626   GARTNER INCORPORATED+                                                                                     10,509,228
     518,858   SAPIENT CORPORATION<<                                                                                      6,828,171
                                                                                                                         17,337,399
                                                                                                                     --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 2.17%
     453,781   NETLOGIC MICROSYSTEMS INCORPORATED<<+                                                                     13,640,657
                                                                                                                     --------------
SOFTWARE: 13.33%
     186,900   CITRIX SYSTEMS INCORPORATED+                                                                              11,974,683
     146,900   CONCUR TECHNOLOGIES INCORPORATED<<+                                                                        7,582,978
     212,467   LONGTOP FINANCIAL TECHNOLOGIES LIMITED ADR<<+                                                              7,721,051
     616,900   ORACLE CORPORATION                                                                                        18,136,860
     243,300   RED HAT INCORPORATED+                                                                                     10,281,858
      77,800   SALESFORCE.COM INCORPORATED<<+                                                                             9,030,246
     305,272   SUCCESSFACTORS INCORPORATED<<+                                                                             8,278,977
     549,700   TIBCO SOFTWARE INCORPORATED<<+                                                                            10,565,234
                                                                                                                         83,571,887
                                                                                                                     --------------
MATERIALS: 2.23%
CHEMICALS: 1.05%
     246,100   LYONDELLBASELL CLASS A+                                                                                    6,610,246
                                                                                                                     --------------
CONTAINERS & PACKAGING: 1.18%
     233,300   BEMIS COMPANY INCORPORATED<<                                                                               7,409,608
                                                                                                                     --------------
TELECOMMUNICATION SERVICES: 3.88%
WIRELESS TELECOMMUNICATION SERVICES: 3.88%
     234,800   AMERICAN TOWER CORPORATION CLASS A+                                                                       12,118,028
     310,526   SBA COMMUNICATIONS CORPORATION CLASS A+                                                                   12,191,251
                                                                                                                         24,309,279
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $530,812,109)                                                                                 622,675,961
                                                                                                                     --------------
SHORT-TERM INVESTMENTS: 29.26%                                                            YIELD
                                                                                      -------------
INVESTMENT COMPANIES: 29.26%
    8,371,533   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                                 0.19%                      8,371,533

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

OMEGA GROWTH FUND

SHARES         SECURITY NAME                                                              YIELD                           VALUE
------------   --------------------------------------------------------------------   -------------                  --------------
INVESTMENT COMPANIES (continued)
$175,157,773   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(v)(l)(u)                    0.25%                 $  175,157,773
TOTAL SHORT-TERM INVESTMENTS (COST $183,529,306)
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES (COST $714,341,415)*                         128.54%                                    806,205,267
OTHER ASSETS AND LIABILITIES, NET                                            (28.54)                                   (179,021,896)
                                                                             ------                                  --------------
TOTAL NET ASSETS                                                             100.00%                                 $  627,183,371
                                                                             ------                                  --------------

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(l)  INVESTMENT IN AN AFFILIATE.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $714,420,896 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                     $96,698,202
     GROSS UNREALIZED DEPRECIATION                                      (4,913,831)
                                                                       ------------
     NET UNREALIZED APPRECIATION                                       $91,784,371

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

PREMIER LARGE COMPANY GROWTH FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
COMMON STOCKS: 98.76%
CONSUMER DISCRETIONARY: 19.10%
HOTELS, RESTAURANTS & LEISURE: 4.62%
     100,000   CARNIVAL CORPORATION<<                                                                                $    4,317,000
      94,500   CTRIP.COM INTERNATIONAL LIMITED ADR<<+                                                                     4,920,615
      65,000   MCDONALD'S CORPORATION                                                                                     5,055,050
     325,000   STARBUCKS CORPORATION                                                                                      9,256,000
      85,000   WYNN RESORTS LIMITED<<                                                                                     9,109,450
                                                                                                                         32,658,115
                                                                                                                     --------------
INTERNET & CATALOG RETAIL: 4.17%
     110,000   AMAZON.COM INCORPORATED+                                                                                  18,165,400
      30,100   PRICELINE.COM INCORPORATED<<+                                                                             11,341,981
                                                                                                                         29,507,381
                                                                                                                     --------------
MEDIA: 2.24%
     210,000   VIACOM INCORPORATED CLASS B                                                                                8,103,900
     215,000   WALT DISNEY COMPANY                                                                                        7,763,650
                                                                                                                         15,867,550
                                                                                                                     --------------
MULTILINE RETAIL: 4.11%
     128,000   DOLLAR TREE INCORPORATED<<+                                                                                6,567,680
     150,000   KOHL'S CORPORATION+                                                                                        7,680,000
     285,000   TARGET CORPORATION                                                                                        14,802,900
                                                                                                                         29,050,580
                                                                                                                     --------------
SPECIALTY RETAIL: 1.40%
      80,000   LOWE'S COMPANIES INCORPORATED                                                                              1,706,400
     265,000   URBAN OUTFITTERS INCORPORATED<<+                                                                           8,154,050
                                                                                                                          9,860,450
                                                                                                                     --------------
TEXTILES, APPAREL & LUXURY GOODS: 2.56%
     150,000   COACH INCORPORATED                                                                                         7,500,000
     130,000   NIKE INCORPORATED CLASS B<<                                                                               10,587,200
                                                                                                                         18,087,200
                                                                                                                     --------------
CONSUMER STAPLES: 2.87%
BEVERAGES: 1.99%
     215,000   PEPSICO INCORPORATED                                                                                      14,039,500
                                                                                                                     --------------
FOOD & STAPLES RETAILING: 0.39%
      70,000   WHOLE FOODS MARKET INCORPORATED<<+                                                                         2,782,500
                                                                                                                     --------------
HOUSEHOLD PRODUCTS: 0.49%
      45,000   COLGATE-PALMOLIVE COMPANY                                                                                  3,470,400
                                                                                                                     --------------
ENERGY: 6.87%
ENERGY EQUIPMENT & SERVICES: 2.78%
     135,000   NATIONAL OILWELL VARCO INCORPORATED                                                                        7,257,600

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

PREMIER LARGE COMPANY GROWTH FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
ENERGY EQUIPMENT & SERVICES (CONTINUED)
     177,400   SCHLUMBERGER LIMITED                                                                                  $   12,398,486
                                                                                                                         19,656,086
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS: 4.09%
     100,000   APACHE CORPORATION<<                                                                                      10,102,000
      70,000   OCCIDENTAL PETROLEUM CORPORATION                                                                           5,504,100
     265,000   SOUTHWESTERN ENERGY COMPANY+                                                                               8,970,250
     105,000   ULTRA PETROLEUM CORPORATION<<+                                                                             4,320,750
                                                                                                                         28,897,100
                                                                                                                     --------------
FINANCIALS: 3.68%
CAPITAL MARKETS: 2.22%
     135,000   AMERIPRISE FINANCIAL INCORPORATED                                                                          6,978,150
      45,000   NORTHERN TRUST CORPORATION<<                                                                               2,233,350
     378,300   TD AMERITRADE HOLDING CORPORATION<<                                                                        6,465,147
                                                                                                                         15,676,647
                                                                                                                     --------------
DIVERSIFIED FINANCIAL SERVICES: 0.98%
      24,000   CME GROUP INCORPORATED<<                                                                                   6,951,600
                                                                                                                     --------------
INSURANCE: 0.48%
      85,000   METLIFE INCORPORATED                                                                                       3,428,050
                                                                                                                     --------------
HEALTH CARE: 12.77%
BIOTECHNOLOGY: 1.78%
     184,200   ALEXION PHARMACEUTICALS INCORPORATED+                                                                     12,580,860
                                                                                                                     --------------
HEALTH CARE EQUIPMENT & SUPPLIES: 2.03%
      12,000   INTUITIVE SURGICAL INCORPORATED<<+                                                                         3,155,400
     292,700   ST. JUDE MEDICAL INCORPORATED+                                                                            11,210,410
                                                                                                                         14,365,810
                                                                                                                     --------------
HEALTH CARE PROVIDERS & SERVICES: 2.56%
     285,000   AMERISOURCEBERGEN CORPORATION                                                                              9,353,700
     180,000   EXPRESS SCRIPTS INCORPORATED+                                                                              8,733,600
                                                                                                                         18,087,300
                                                                                                                     --------------
LIFE SCIENCES TOOLS & SERVICES: 0.46%
      65,000   LIFE TECHNOLOGIES CORPORATION+                                                                             3,261,700
                                                                                                                     --------------
PHARMACEUTICALS: 5.94%
     218,400   ABBOTT LABORATORIES                                                                                       11,208,288
     170,000   ALLERGAN INCORPORATED                                                                                     12,309,700
     159,900   SHIRE PLC ADR<<                                                                                           11,208,990
     140,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                                 7,266,000
                                                                                                                         41,992,978

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

PREMIER LARGE COMPANY GROWTH FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
INDUSTRIALS: 12.06%
AEROSPACE & DEFENSE: 1.43%
     135,000   UNITED TECHNOLOGIES CORPORATION                                                                       $   10,093,950
                                                                                                                     --------------
AIR FREIGHT & LOGISTICS: 0.97%
      97,000   C.H. ROBINSON WORLDWIDE INCORPORATED<<                                                                     6,836,560
                                                                                                                     --------------
ELECTRICAL EQUIPMENT: 3.12%
     200,000   ABB LIMITED ADR<<                                                                                          4,138,000
     326,100   EMERSON ELECTRIC COMPANY<<                                                                                17,902,890
                                                                                                                         22,040,890
                                                                                                                     --------------
INDUSTRIAL CONGLOMERATES: 1.19%
     100,000   3M COMPANY<<                                                                                               8,422,000
                                                                                                                     --------------
MACHINERY: 2.33%
     135,000   DANAHER CORPORATION<<                                                                                      5,853,600
     150,000   JOY GLOBAL INCORPORATED<<                                                                                 10,642,500
                                                                                                                         16,496,100
                                                                                                                     --------------
ROAD & RAIL: 3.02%
     174,000   NORFOLK SOUTHERN CORPORATION                                                                              10,699,260
     121,900   UNION PACIFIC CORPORATION                                                                                 10,688,192
                                                                                                                         21,387,452
                                                                                                                     --------------
INFORMATION TECHNOLOGY: 36.65%
COMMUNICATIONS EQUIPMENT: 5.83%
     780,000   CISCO SYSTEMS INCORPORATED+                                                                               17,807,400
      37,000   F5 NETWORKS INCORPORATED+                                                                                  4,354,900
     135,000   JUNIPER NETWORKS INCORPORATED<<+                                                                           4,372,650
     325,000   QUALCOMM INCORPORATED                                                                                     14,667,250
                                                                                                                         41,202,200
                                                                                                                     --------------
COMPUTERS & PERIPHERALS: 8.43%
     138,000   APPLE INCORPORATED+                                                                                       41,520,060
     556,600   EMC CORPORATION+                                                                                          11,694,166
     120,000   NETAPP INCORPORATED<<+                                                                                     6,390,000
                                                                                                                         59,604,226
                                                                                                                     --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 0.93%
     190,000   AGILENT TECHNOLOGIES INCORPORATED+                                                                         6,612,000
                                                                                                                     --------------
INTERNET SOFTWARE & SERVICES: 5.02%
      70,000   AKAMAI TECHNOLOGIES INCORPORATED<<+                                                                        3,616,900
      52,000   GOOGLE INCORPORATED CLASS A+                                                                              31,875,480
                                                                                                                         35,492,380
                                                                                                                     --------------
IT SERVICES: 6.03%
      85,000   ACCENTURE PLC                                                                                              3,800,350
     261,400   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       17,040,666
      28,900   MASTERCARD INCORPORATED                                                                                    6,937,734

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

PREMIER LARGE COMPANY GROWTH FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
IT SERVICES (CONTINUED)
     190,000   VISA INCORPORATED CLASS A<<                                                                           $   14,852,300
                                                                                                                         42,631,050
                                                                                                                     --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 4.83%
     203,500   ANALOG DEVICES INCORPORATED                                                                                6,851,845
     235,000   BROADCOM CORPORATION CLASS A<<                                                                             9,573,900
     340,000   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                       10,941,200
     225,000   NETLOGIC MICROSYSTEMS INCORPORATED<<+                                                                      6,763,500
                                                                                                                         34,130,445
                                                                                                                     --------------
SOFTWARE: 5.58%
     185,000   CHECK POINT SOFTWARE TECHNOLOGIES LIMITED<<+                                                               7,908,750
      70,000   CITRIX SYSTEMS INCORPORATED+                                                                               4,484,900
     230,000   RED HAT INCORPORATED+                                                                                      9,719,800
     100,000   SALESFORCE.COM INCORPORATED<<+                                                                            11,607,000
      75,000   VMWARE INCORPORATED<<+                                                                                     5,734,500
                                                                                                                         39,454,950
                                                                                                                     --------------
MATERIALS: 3.47%
CHEMICALS: 3.47%
      47,200   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                      4,010,584
     133,700   ECOLAB INCORPORATED<<                                                                                      6,594,084
     152,800   PRAXAIR INCORPORATED                                                                                      13,956,752
                                                                                                                         24,561,420
                                                                                                                     --------------
RETAIL-INTERNET: 0.11%
       4,600   NETFLIX INCORPORATED+                                                                                        798,100
                                                                                                                     --------------
TELECOMMUNICATION SERVICES: 1.18%
WIRELESS TELECOMMUNICATION SERVICES: 1.18%
     200,000   NII HOLDINGS INCORPORATED<<+                                                                               8,362,000
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $565,574,878)                                                                                 698,347,530
                                                                                                                     --------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
------------                                                                          -------------   -------------
SHORT-TERM INVESTMENTS: 21.97%
CORPORATE BONDS & NOTES: 0.25%
$  1,551,348   GRYPHON FUNDING LIMITED(v)(a)(i)                                                0.00%     08/05/2011         634,192
   2,000,078   VFNC CORPORATION(v)+++/-(a)(i)                                                  0.24      09/29/2011       1,140,045
                                                                                                                          1,774,237
                                                                                                                     --------------

SHARES                                                                                    YIELD
------------                                                                          -------------
INVESTMENT COMPANIES: 21.72%
   9,882,275   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                                  0.19                       9,882,275

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

PREMIER LARGE COMPANY GROWTH FUND

SHARES         SECURITY NAME                                                              YIELD                           VALUE
------------   --------------------------------------------------------------------   -------------                  --------------
INVESTMENT COMPANIES (CONINUED)
 143,728,884   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(v)(l)(u)                    0.25%                 $  143,728,884
                                                                                                                        153,611,159
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $154,811,306)                                                                        155,385,396
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $720,386,184)*                                                         120.73%                                    853,732,926
OTHER ASSETS AND LIABILITIES, NET                                            (20.73)                                   (146,605,903)
                                                                             ------                                  --------------
TOTAL NET ASSETS                                                             100.00%                                 $  707,127,023
                                                                             ------                                  --------------

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(l)  INVESTMENT IN AN AFFILIATE.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(a) SECURITY IS FAIR VALUED BY THE MANAGEMENT VALUATION TEAM, AND IN CERTAIN INSTANCES BY THE BOARD OF TRUSTEES, IN ACCORDANCE WITH PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY FOR WHICH THE DESIGNATION AS ILLIQUID IS UNAUDITED.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $720,606,093 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                     $137,391,049
     GROSS UNREALIZED DEPRECIATION                                       (4,264,216)
                                                                       ------------
     NET UNREALIZED APPRECIATION                                       $133,126,833

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

STRATEGIC LARGE CAP GROWTH FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                   -------------
COMMON STOCKS: 99.83%
CONSUMER DISCRETIONARY: 17.41%
AUTO COMPONENTS: 1.86%
     131,425   ARVIN INDUSTRIES INCORPORATED<<+                                                                        $  2,179,027
      82,250   AUTOLIV INCORPORATED                                                                                       5,864,425
                                                                                                                          8,043,452
                                                                                                                      -------------
AUTOMOBILES: 2.45%
     750,450   FORD MOTOR COMPANY<<+                                                                                     10,603,859
                                                                                                                      -------------
HOTELS, RESTAURANTS & LEISURE: 0.92%
     137,725   CHEESECAKE FACTORY INCORPORATED<<+                                                                         4,010,552
                                                                                                                      -------------
HOUSEHOLD DURABLES: 1.60%
      91,200   WHIRLPOOL CORPORATION<<                                                                                    6,915,696
                                                                                                                      -------------
INTERNET & CATALOG RETAIL: 2.53%
      41,375   AMAZON.COM INCORPORATED<<+                                                                                 6,832,668
      10,975   PRICELINE.COM INCORPORATED<<+                                                                              4,135,490
                                                                                                                         10,968,158
                                                                                                                      -------------
MULTILINE RETAIL: 1.69%
     167,650   MACY'S INCORPORATED                                                                                        3,963,246
     110,350   NU SKIN ENTERPRISES INCORPORATED CLASS A<<                                                                 3,376,710
                                                                                                                          7,339,956
                                                                                                                      -------------
SPECIALTY RETAIL: 6.36%
     149,525   BED BATH & BEYOND INCORPORATED+                                                                            6,564,148
     191,500   DICK'S SPORTING GOODS INCORPORATED<<+                                                                      5,519,030
     167,225   LIMITED BRANDS INCORPORATED                                                                                4,914,743
     241,450   LOWE'S COMPANIES INCORPORATED                                                                              5,150,129
     270,175   RADIOSHACK CORPORATION<<                                                                                   5,438,623
                                                                                                                         27,586,673
                                                                                                                      -------------
CONSUMER STAPLES: 3.20%
TOBACCO: 3.20%
     237,422   PHILIP MORRIS INTERNATIONAL INCORPORATED                                                                  13,889,187
                                                                                                                      -------------
ENERGY: 9.95%
ENERGY EQUIPMENT & SERVICES: 4.02%
     108,125   HALLIBURTON COMPANY                                                                                        3,444,863
     200,150   SCHLUMBERGER LIMITED                                                                                      13,988,484
                                                                                                                         17,433,347
                                                                                                                      -------------
OIL, GAS & CONSUMABLE FUELS: 5.93%
      75,600   APACHE CORPORATION                                                                                         7,637,112
      61,375   CONOCOPHILLIPS                                                                                             3,645,675
      25,625   CORE LABORATORIES NV                                                                                       1,992,856
     123,050   HESS CORPORATION                                                                                           7,755,842

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

STRATEGIC LARGE CAP GROWTH FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                   -------------
OIL, GAS & CONSUMABLE FUELS (CONTINUED)
      87,900   PEABODY ENERGY CORPORATION                                                                              $  4,649,910
                                                                                                                         25,681,395
                                                                                                                      -------------
FINANCIALS: 7.38%
CAPITAL MARKETS: 1.70%
     295,975   MORGAN STANLEY                                                                                             7,360,898
                                                                                                                      -------------
CONSUMER FINANCE: 2.60%
     272,175   AMERICAN EXPRESS COMPANY                                                                                  11,284,376
                                                                                                                      -------------
DIVERSIFIED FINANCIAL SERVICES: 1.48%
     170,625   JPMORGAN CHASE & COMPANY                                                                                   6,420,619
                                                                                                                      -------------
INSURANCE: 1.60%
     172,050   METLIFE INCORPORATED                                                                                       6,938,777
                                                                                                                      -------------
HEALTH CARE: 8.99%
BIOTECHNOLOGY: 2.06%
     144,000   CELGENE CORPORATION+                                                                                       8,938,080
                                                                                                                      -------------
HEALTH CARE PROVIDERS & SERVICES: 4.84%
     216,625   AMERISOURCEBERGEN CORPORATION                                                                              7,109,633
     188,775   EXPRESS SCRIPTS INCORPORATED+                                                                              9,159,363
      89,775   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                       4,715,881
                                                                                                                         20,984,877
                                                                                                                      -------------
PHARMACEUTICALS: 2.09%
     174,425   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                                 9,052,658
                                                                                                                      -------------
INDUSTRIALS: 15.48%
AEROSPACE & DEFENSE: 2.97%
      83,775   GOODRICH CORPORATION                                                                                       6,875,414
      99,200   ROCKWELL COLLINS INCORPORATED<<                                                                            6,002,592
                                                                                                                         12,878,006
                                                                                                                      -------------
AIR FREIGHT & LOGISTICS: 3.33%
      49,350   FEDEX CORPORATION                                                                                          4,328,982
     149,975   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                10,099,317
                                                                                                                         14,428,299
                                                                                                                      -------------
ELECTRICAL EQUIPMENT: 1.57%
     130,000   COOPER INDUSTRIES PLC<<                                                                                    6,814,600
                                                                                                                      -------------
MACHINERY: 7.61%
      83,950   CUMMINS INCORPORATED                                                                                       7,395,995
     127,075   DEERE & COMPANY                                                                                            9,759,360
      92,800   EATON CORPORATION<<                                                                                        8,243,424

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

STRATEGIC LARGE CAP GROWTH FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                   -------------
MACHINERY (CONTINUED)
     106,750   JOY GLOBAL INCORPORATED<<                                                                               $  7,573,913
                                                                                                                         32,972,692
                                                                                                                      -------------
INFORMATION TECHNOLOGY: 27.64%
COMMUNICATIONS EQUIPMENT: 2.47%
     101,150   ARUBA NETWORKS INCORPORATED+                                                                               2,216,197
     257,100   CISCO SYSTEMS INCORPORATED+                                                                                5,869,593
      46,050   RIVERBED TECHNOLOGY INCORPORATED<<+                                                                        2,649,717
                                                                                                                         10,735,507
                                                                                                                      -------------
COMPUTERS & PERIPHERALS: 8.84%
      94,290   APPLE INCORPORATED+                                                                                       28,369,032
     428,650   EMC CORPORATION+                                                                                           9,005,937
      17,725   NETAPP INCORPORATED<<+                                                                                       943,856
                                                                                                                         38,318,825
                                                                                                                      -------------
INTERNET SOFTWARE & SERVICES: 4.24%
      22,324   GOOGLE INCORPORATED CLASS A+                                                                              13,684,389
      10,850   NETFLIX INCORPORATED<<+                                                                                    1,882,475
      45,750   OPENTABLE INCORPORATED+                                                                                    2,806,763
                                                                                                                         18,373,627
                                                                                                                      -------------
IT SERVICES: 2.08%
     115,217   VISA INCORPORATED CLASS A<<                                                                                9,006,513
                                                                                                                      -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 3.47%
     252,375   ARM HOLDINGS PLC ADR<<                                                                                     4,461,990
     548,325   MARVELL TECHNOLOGY GROUP LIMITED+                                                                         10,588,156
                                                                                                                         15,050,146
                                                                                                                      -------------
SOFTWARE: 6.54%
     267,825   MICROSOFT CORPORATION                                                                                      7,134,858
     468,720   ORACLE CORPORATION                                                                                        13,780,368
      39,125   SALESFORCE.COM INCORPORATED<<+                                                                             4,541,239
     107,250   SUCCESSFACTORS INCORPORATED<<+                                                                             2,908,620
                                                                                                                         28,365,085
                                                                                                                      -------------
MATERIALS: 9.78%
CHEMICALS: 6.44%
      75,125   AGRIUM INCORPORATED<<                                                                                      6,649,314
     191,750   E.I. DU PONT DE NEMOURS & COMPANY                                                                          9,065,940
      31,000   LUBRIZOL CORPORATION                                                                                       3,177,190
     126,325   LYONDELLBASELL CLASS A+                                                                                    3,393,090
      38,975   POTASH CORPORATION OF SASKATCHEWAN INCORPORATED ADR                                                        5,654,883
                                                                                                                         27,940,417
                                                                                                                      -------------
METALS & MINING: 3.34%
      91,300   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                        8,644,284
     157,300   TITANIUM METALS CORPORATION<<+                                                                             3,092,518

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

STRATEGIC LARGE CAP GROWTH FUND

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                   -------------
METALS & MINING (CONTINUED)
      31,125   WALTER INDUSTRIES INCORPORATED<<                                                                        $  2,737,755
                                                                                                                         14,474,557
                                                                                                                      -------------
TOTAL COMMON STOCKS (COST $352,191,150)                                                                                 432,810,834
                                                                                                                      -------------

                                                                                          YIELD
                                                                                      -------------
SHORT-TERM INVESTMENTS: 16.19%
INVESTMENT COMPANIES: 16.19%
   8,028,999   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                                  0.19%                      8,028,999
  62,162,496   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(l)(u)(v)                    0.25                      62,162,496
TOTAL SHORT-TERM INVESTMENTS (COST $70,191,495)                                                                          70,191,495
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $422,382,645)*                                                         116.02%                                    503,002,329
OTHER ASSETS AND LIABILITIES, NET                                            (16.02)                                    (69,447,032)
                                                                             ------                                   -------------
TOTAL NET ASSETS                                                             100.00%                                   $433,555,297
                                                                             ------                                   -------------

(l)  INVESTMENT IN AN AFFILIATE.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $426,530,843 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                       $82,490,839
GROSS UNREALIZED DEPRECIATION                                        (6,019,353)
                                                                    -----------
NET UNREALIZED APPRECIATION                                         $76,471,486

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS OCTOBER 31, 2010 (UNAUDITED)

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time), except that ecurities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY LOANS

The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management") and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash

Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

FUTURES CONTRACTS

Certain Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2010, the inputs used in valuing the Funds' assets, which are carried at fair value, were as follows:

                                                                          SIGNIFICANT
                                                     SIGNIFICANT OTHER   UNOBSERVABLE
                                    QUOTED PRICE     OBSERVABLE INPUTS      INPUTS
INVESTMENTS IN SECURITIES             (LEVEL 1)          (LEVEL 2)         (LEVEL 3)         TOTAL
---------------------------------   --------------   -----------------   ------------   --------------
CAPITAL GROWTH FUND
  EQUITY SECURITIES
    COMMON STOCKS                   $1,376,532,494     $          0       $        0    $1,376,532,494
  SHORT-TERM INVESTMENTS
    CORPORATE BONDS AND NOTES                    0                0        5,616,399         5,616,399
    INVESTMENT COMPANIES                 6,262,985      232,360,295                0       238,623,280
                                    --------------     ------------       ----------    --------------
                                    $1,382,795,479     $232,360,295       $5,616,399    $1,620,772,173

CLASSIC VALUE FUND
  EQUITY SECURITIES
    COMMON STOCKS                   $  704,368,529     $          0       $        0    $  704,368,529
  PRIVATE PLACEMENT                              0        4,237,947                0         4,237,947
  SHORT-TERM INVESTMENTS
    CORPORATE BONDS AND NOTES                    0                0          266,282           266,282
    INVESTMENT COMPANIES                10,147,654       96,950,963                0       107,098,617
                                    --------------     ------------       ----------    --------------
                                    $  714,516,183     $101,188,910       $  266,282    $  815,971,375

CORE EQUITY FUND
  EQUITY SECURITIES
    COMMON STOCKS                   $  715,294,399                0       $        0    $  715,294,399
  PRIVATE PLACEMENT                              0     $  4,284,287                0         4,284,287
  SHORT-TERM INVESTMENTS
    CORPORATE BONDS AND NOTES                    0                0        2,805,291         2,805,291
    INVESTMENT COMPANIES                19,487,210       98,405,708                0       117,892,918
                                    --------------     ------------       ----------    --------------
                                    $  734,781,609     $102,689,995       $2,805,291    $  840,276,895

DISCIPLINED U.S. CORE FUND
  EQUITY SECURITIES
    COMMON STOCKS                   $  637,478,238     $          0       $        0    $  637,478,238
  SHORT-TERM INVESTMENTS                         0                0                0                 0
    INVESTMENT COMPANIES                 8,530,852      103,125,598                0       111,656,450
    US TREASURY OBLIGATIONS                499,899          999,901                0         1,499,800
                                    --------------     ------------       ----------    --------------
                                    $  646,508,989     $104,125,499       $        0    $  750,634,488

DISCIPLINED VALUE FUND
  EQUITY SECURITIES
    COMMON STOCKS                   $  366,328,166     $          0       $        0    $  366,328,166
  SHORT-TERM INVESTMENTS
    CORPORATE BONDS AND NOTES                    0                0          536,262           536,262
    INVESTMENT COMPANIES                 1,099,910                0                0         1,099,910
    US TREASURY OBLIGATIONS              4,266,790       75,848,501                0        80,115,291
                                    --------------     ------------       ----------    --------------
                                    $  371,694,866     $ 75,848,501       $  536,262    $  448,079,629

ENDEAVOR SELECT FUND
  EQUITY SECURITIES
    COMMON STOCKS                   $1,155,543,419     $          0       $        0    $1,155,543,419
  SHORT-TERM INVESTMENTS
    CORPORATE BONDS AND NOTES                    0                0        7,509,354         7,509,354
    INVESTMENT COMPANIES                33,684,833      191,938,616                0       225,623,449
                                    --------------     ------------       ----------    --------------
                                    $1,189,228,252     $191,938,616       $7,509,354    $1,388,676,222

GROWTH FUND
  EQUITY SECURITIES
   COMMON STOCKS                    $2,296,016,424     $          0       $        0    $2,296,016,424
  SHORT-TERM INVESTMENTS
    CORPORATE BONDS AND NOTES                    0                0        7,167,901         7,167,901
    INVESTMENT COMPANIES                50,482,186      529,771,526                0       580,253,712
                                    --------------     ------------       ----------    --------------
                                    $2,346,498,610     $529,771,526       $7,167,901    $2,883,438,037

INTRINSIC VALUE FUND
  EQUITY SECURITIES
    COMMON STOCKS                   $1,409,230,496     $          0       $        0    $1,409,230,496
  SHORT-TERM INVESTMENTS
    INVESTMENT COMPANIES                57,590,470      211,393,692                0       268,984,162
                                    --------------     ------------       ----------    --------------
                                    $1,466,820,966     $211,393,692       $        0    $1,678,214,658

LARGE CAP CORE FUND
  EQUITY SECURITIES
   COMMON STOCKS                    $  164,708,211     $          0       $        0    $  164,708,211
  SHORT-TERM INVESTMENTS
    CORPORATE BONDS AND NOTES                    0                0        1,491,645         1,491,645
    INVESTMENT COMPANIES                 1,183,065        3,697,420                0         4,880,485
                                    --------------     ------------       ----------    --------------
                                    $  165,891,276     $  3,697,420       $1,491,645    $  171,080,341

LARGE CAP GROWTH FUND
  EQUITY SECURITIES
   COMMON STOCKS                    $  300,702,910     $          0       $        0    $  300,702,910
  SHORT-TERM INVESTMENTS
    CORPORATE BONDS AND NOTES                    0                0        1,630,549         1,630,549
    INVESTMENT COMPANIES                 5,194,149       74,833,627                0        80,027,776
                                    --------------     ------------       ----------    --------------
                                    $  305,897,059     $ 74,833,627       $1,630,549    $  382,361,235

LARGE COMPANY VALUE FUND
  EQUITY SECURITIES
   COMMON STOCKS                    $  118,881,988     $          0       $        0    $  118,881,988
  SHORT-TERM INVESTMENTS
    CORPORATE BONDS AND NOTES                    0                0          321,714           321,714
    INVESTMENT COMPANIES                10,742,300       26,403,527                0        37,145,827
                                    --------------     ------------       ----------    --------------
                                    $  129,624,288     $ 26,403,527       $  321,714    $  156,349,529

OMEGA GROWTH FUND
  EQUITY SECURITIES
    COMMON STOCKS                   $  622,675,964     $          0       $        0    $  622,675,964
  SHORT-TERM INVESTMENTS
    INVESTMENT COMPANIES                 8,371,533      175,157,773                0       183,529,306
                                    --------------     ------------       ----------    --------------
                                    $  631,047,497     $175,157,773       $        0    $  806,205,270

PREMIER LARGE COMPANY GROWTH FUND
  EQUITY SECURITIES
   COMMON STOCKS                    $  698,347,530     $          0       $        0    $  698,347,530
  SHORT-TERM INVESTMENTS
    CORPORATE BONDS AND NOTES                    0                0        1,774,237         1,774,237
    INVESTMENT COMPANIES                 9,882,275      143,728,884                0       153,611,159
                                    --------------     ------------       ----------    --------------
                                    $  708,229,805     $143,728,884       $1,774,237    $  853,732,926

STRATEGIC LARGE CAP GROWTH FUND
  EQUITY SECURITIES
    COMMON STOCKS                   $  432,810,834     $          0       $        0    $  432,810,834
  SHORT-TERM INVESTMENTS
    INVESTMENT COMPANIES                 8,028,999       62,162,496                0        70,191,495
                                    --------------     ------------       ----------    --------------
                                    $  440,839,833     $ 62,162,496       $        0    $  503,002,329

As of October 31, 2010, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:

                                                SIGNIFICANT
                                                   OTHER             SIGNIFICANT
                             QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
    FUTURES CONTRACTS          (LEVEL 1)         (LEVEL 2)            (LEVEL 3)          TOTAL
--------------------------   -------------   -----------------   -------------------   --------
DISCIPLINED U.S. CORE FUND      $463,247              0                   0            $463,247
DISCIPLINED VALUE FUND          $215,861             $0                  $0            $215,861

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                               CLASSIC                             ENDEAVOR
                                   CAPITAL      VALUE   CORE EQUITY  DISCIPLINED    SELECT
                                 GROWTH FUND    FUND        FUND      VALUE FUND     FUND     GROWTH FUND
                                 -----------  --------  -----------  -----------  ----------  -----------
CORPORATE BONDS & NOTES
BALANCE AS OF JULY 31, 2010       $5,674,630  $269,043   $2,807,113   $541,822    $7,587,211   $7,242,219
Accrued discounts (premiums)               0         0            0          0             0            0
Realized gains (losses)                    0         0            0          0             0            0
Change in unrealized gains
(losses)                             290,566    13,776      185,427     27,743       388,499      370,833
Net purchases (sales)               (348,797)  (16,537)    (187,249)   (33,303)     (466,356)    (445,151)
Transfer in (out) of Level 3               0         0            0          0             0            0
                                  ----------  --------   ----------   --------    ----------   ----------
BALANCE AS OF OCTOBER 31, 2010    $5,616,399  $266,282   $2,805,291   $536,262    $7,509,354   $7,167,901
CHANGE IN UNREALIZED GAINS
(LOSSES) RELATING TO
SECURITIES                        $ 115,369   $  5,470   $   72,741   $ 11,016    $  154,252   $  147,238
                                  ----------  --------   ----------   --------    ----------   ----------

                                                                              PREMIER
                                                                               LARGE
                                  LARGE CAP    LARGE CAP    LARGE COMPANY     COMPANY
                                  CORE FUND   GROWTH FUND     VALUE FUND    GROWTH FUND
                                 ----------   -----------   -------------   -----------
CORPORATE BONDS & NOTES
BALANCE AS OF JULY 31, 2010      $1,507,110    $1,647,455      $325,050     $1,792,632
Accrued discounts (premiums)              0             0             0              0
Realized gains (losses)                   0             0             0              0
Change in unrealized gains
(losses)                             77,171        84,357        16,644         91,792
Net purchases (sales)               (92,636)     (101,263)      (19,980)      (110,187)
Transfer in (out) of Level 3              0             0             0              0
                                 ----------    ----------      --------     ----------
BALANCE AS OF OCTOBER 31, 2010   $1,491,645    $1,630,549      $321,714     $1,774,237

CHANGE IN UNREALIZED GAINS
(LOSSES) RELATING TO
SECURITIES                       $   30,640    $   33,494      $  6,608     $   36,445
                                 ----------    ----------      --------     ----------

DERIVATIVES TRANSACTIONS

During the three months ended October 31, 2010, the Disciplined U.S. Core Fund and Disciplined Value Fund entered into futures contracts for hedging purposes.

At October 31, 2010, the Funds had long futures contracts outstanding as follows:

                                                                                        VALUE      NET UNREALIZED
                               EXPIRATION                                 NOTIONAL    AT OCTOBER         GAINS
                                  DATE       CONTRACTS       TYPE          AMOUNT      31, 2010        (LOSSES)
                             -------------   ---------   -------------   ----------   ----------   --------------
DISCIPLINED U.S. CORE FUND   December 2010    33 Long    S&P 500 Index   $9,269,278   $9,732,525      $463,247
DISCIPLINED VALUE FUND       December 2010    17 Long    S&P 500 Index    4,797,864    5,013,725       215,861

The Disciplined U.S. Core Fund and Disciplined Value Fund had average contract amounts of $11,429,276 and $5,632,724 in long futures contracts during the three months ended October 31, 2010.

WELLS FARGO SOCIAL SUSTAINABILITY FUND(SM)

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
COMMON STOCKS: 98.98%
CONSUMER DISCRETIONARY: 11.25%
HOTELS, RESTAURANTS & LEISURE: 2.13%
       4,627   STARBUCKS CORPORATION                                                                                 $      131,777
                                                                                                                     --------------
INTERNET & CATALOG RETAIL: 1.89%
       4,043   EXPEDIA INCORPORATED                                                                                         117,045
                                                                                                                     --------------
MEDIA: 1.68%
       2,884   WALT DISNEY COMPANY                                                                                          104,141
                                                                                                                     --------------
MULTILINE RETAIL: 1.56%
       1,856   TARGET CORPORATION                                                                                            96,401
                                                                                                                     --------------
SPECIALTY RETAIL: 2.16%
       2,905   TJX COMPANIES INCORPORATED                                                                                   133,310
                                                                                                                     --------------
TEXTILES, APPAREL & LUXURY GOODS: 1.83%
       1,389   NIKE INCORPORATED CLASS B                                                                                    113,120
                                                                                                                     --------------
CONSUMER STAPLES: 9.64%
FOOD & STAPLES RETAILING: 4.07%
       1,894   COSTCO WHOLESALE CORPORATION                                                                                 118,886
       4,400   CVS CAREMARK CORPORATION                                                                                     132,528
                                                                                                                            251,414
                                                                                                                     --------------
FOOD PRODUCTS: 2.97%
       4,900   GENERAL MILLS INCORPORATED                                                                                   183,946
                                                                                                                     --------------
HOUSEHOLD PRODUCTS: 2.60%
       2,527   PROCTER & GAMBLE COMPANY                                                                                     160,641
                                                                                                                     --------------
ENERGY: 8.55%
ENERGY EQUIPMENT & SERVICES: 4.13%
       4,167   CAMERON INTERNATIONAL CORPORATION+                                                                           182,306
       2,124   NOBLE CORPORATION                                                                                             73,342
                                                                                                                            255,648
                                                                                                                     --------------
OIL, GAS & CONSUMABLE FUELS: 4.42%
       1,541   APACHE CORPORATION                                                                                           155,672
       1,440   NOBLE ENERGY INCORPORATED                                                                                    117,331
                                                                                                                            273,003
                                                                                                                     --------------
FINANCIALS: 15.34%
CAPITAL MARKETS: 1.59%
         859   FRANKLIN RESOURCES INCORPORATED                                                                               98,527
                                                                                                                     --------------
COMMERCIAL BANKS: 6.03%
       3,016   PNC FINANCIAL SERVICES GROUP INCORPORATED                                                                    162,562
       1,256   TORONTO-DOMINION BANK ADR                                                                                     90,683
       4,942   US BANCORP                                                                                                   119,498
                                                                                                                            372,743
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO SOCIAL SUSTAINABILITY FUND(SM)

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
CONSUMER FINANCE: 1.33%
       2,215   CAPITAL ONE FINANCIAL CORPORATION                                                                     $       82,553
                                                                                                                     --------------
DIVERSIFIED FINANCIAL SERVICES: 1.78%
       2,924   JPMORGAN CHASE & COMPANY                                                                                     110,030
                                                                                                                     --------------
INSURANCE: 4.61%
       2,365   ACE LIMITED                                                                                                  140,528
       2,749   PRUDENTIAL FINANCIAL INCORPORATED                                                                            144,542
                                                                                                                            285,070
                                                                                                                     --------------
HEALTH CARE: 14.79%
BIOTECHNOLOGY: 2.03%
       2,195   AMGEN INCORPORATED+                                                                                          125,532
                                                                                                                     --------------
HEALTH CARE EQUIPMENT & SUPPLIES: 4.12%
       1,780   BECTON DICKINSON & COMPANY                                                                                   134,426
       2,431   STRYKER CORPORATION                                                                                          120,310
                                                                                                                            254,736
                                                                                                                     --------------
HEALTH CARE PROVIDERS & SERVICES: 2.45%
       1,860   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                  151,255
                                                                                                                     --------------
PHARMACEUTICALS: 6.19%
       3,057   JOHNSON & JOHNSON                                                                                            194,639
       1,261   NOVARTIS AG ADR                                                                                               73,075
       6,624   PFIZER INCORPORATED                                                                                          115,258
                                                                                                                            382,972
                                                                                                                     --------------
INDUSTRIALS: 11.54%
AIR FREIGHT & LOGISTICS: 2.17%
       1,997   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                   134,478
                                                                                                                     --------------
ELECTRICAL EQUIPMENT: 3.41%
       3,844   EMERSON ELECTRIC COMPANY                                                                                     211,036
                                                                                                                     --------------
INDUSTRIAL CONGLOMERATES: 1.92%
       1,408             3M COMPANY                                                                                         118,582
                                                                                                                     --------------
PROFESSIONAL SERVICES: 2.13%
       2,404   MANPOWER INCORPORATED                                                                                        131,571
                                                                                                                     --------------
ROAD & RAIL: 1.91%
       1,919   NORFOLK SOUTHERN CORPORATION                                                                                 117,999
                                                                                                                     --------------
INFORMATION TECHNOLOGY: 20.59%
COMMUNICATIONS EQUIPMENT: 4.56%
       6,000   CISCO SYSTEMS INCORPORATED+                                                                                  136,980
       3,211   QUALCOMM INCORPORATED                                                                                        144,912
                                                                                                                            281,892
                                                                                                                     --------------
COMPUTERS & PERIPHERALS: 5.15%
       7,500   EMC CORPORATION+                                                                                             157,575

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO SOCIAL SUSTAINABILITY FUND(SM)

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

SHARES         SECURITY NAME                                                                                              VALUE
------------   --------------------------------------------------------------------                                  --------------
COMPUTERS & PERIPHERALS (CONTINUED)
       3,833   HEWLETT-PACKARD COMPANY                                                                               $      161,216
                                                                                                                            318,791
                                                                                                                     --------------
INTERNET SOFTWARE & SERVICES: 3.93%
         396   GOOGLE INCORPORATED CLASS A+                                                                                 242,744
                                                                                                                     --------------
IT SERVICES: 2.31%
       3,191   ACCENTURE PLC                                                                                                142,670
                                                                                                                     --------------
SOFTWARE: 4.64%
       3,414   ADOBE SYSTEMS INCORPORATED+                                                                                   96,104
       7,169   MICROSOFT CORPORATION                                                                                        190,982
                                                                                                                            287,086
                                                                                                                     --------------
MATERIALS: 2.78%
CHEMICALS: 1.33%
         565   POTASH CORPORATION OF SASKATCHEWAN                                                                            81,976
                                                                                                                     --------------
METALS & MINING: 1.45%
       2,353   NUCOR CORPORATION                                                                                             89,932
                                                                                                                     --------------
TELECOMMUNICATION SERVICES: 2.47%
WIRELESS TELECOMMUNICATION SERVICES: 2.47%
       5,552   VODAFONE GROUP PLC ADR                                                                                       152,736
                                                                                                                     --------------
UTILITIES: 2.03%
ELECTRIC UTILITIES: 0.66%
         821   CONSOLIDATED EDISON INCORPORATED                                                                              40,820
                                                                                                                     --------------
GAS UTILITIES: 1.37%
       1,080   AGL RESOURCES INCORPORATED                                                                                    42,401
       1,414   UGI CORPORATION                                                                                               42,547
                                                                                                                             84,948
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $5,640,354)                                                                                     6,121,125
                                                                                                                     --------------

                                                                                          YIELD
                                                                                      -------------
SHORT-TERM INVESTMENTS: 0.81%
INVESTMENT COMPANIES: 0.81%
      50,039   WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND(l)(u)                        0.03%                         50,039
TOTAL SHORT-TERM INVESTMENTS (COST $50,039)                                                                                  50,039
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $5,690,393)*                                                            99.79%                                      6,171,164
OTHER ASSETS AND LIABILITIES, NET                                              0.21                                          12,755
                                                                             ------                                  --------------
TOTAL NET ASSETS                                                             100.00%                                 $    6,183,919
                                                                             ------                                  --------------

+    NON-INCOME EARNING SECURITIES.

(l)  INVESTMENT IN AN AFFILIATE.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $5,696,825 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                      $551,495
     GROSS UNREALIZED DEPRECIATION                                       (77,156)
                                                                        --------
     NET UNREALIZED APPRECIATION                                        $474,339

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND

                NOTES TO PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                               SIGNIFICANT       SIGNIFICANT
                                                  OTHER         UNOBSERVABLE
                            QUOTED PRICES   OBSERVABLE INPUTS      INPUTS
INVESTMENTS IN SECURITIES     (LEVEL 1)         (LEVEL 2)         (LEVEL 3)       TOTAL
-------------------------   -------------   -----------------   ------------    ---------
EQUITY SECURITIES
   COMMON STOCKS              $6,121,125            $0               $0        $6,121,125
SHORT-TERM INVESTMENTS
   Investment companies           50,039             0                0            50,039
                              ----------           ---              ---        ----------
                              $6,171,164            $0               $0        $6,171,164
                              ----------           ---              ---        ----------

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
MUNICIPAL BONDS & NOTES: 98.83%
ALABAMA: 2.32%
$ 23,625,000   BIRMINGHAM AL SPECIAL CARE FACILITIES FINANCE AUTHORITY ASCENSION
               HEALTH SERIES 2006-C (OTHER REVENUE)+/-++SS.                                   0.000%     05/15/2015  $   23,625,000
   1,650,000   CALHOUN COUNTY AL EDRB SOUTHERN BAG EXPANSION PROJECT SERIES 1998
               (IDR, BANKBOSTON NA LOC)+/-SS.                                                  0.58      03/01/2013       1,650,000
   5,000,000   HOMEWOOD AL EDUCATIONAL BUILDING AUTHORITY (EDUCATION REVENUE,
               BRANCH BANKING & TRUST LOC)+/-SS.                                               0.30      12/01/2043       5,000,000
   6,000,000   MOBILE AL IDR LLC PROJECT SERIES 2006 (IDR, WHITNEY NATIONAL BANK
               LOC)+/-SS.                                                                      0.35      08/01/2031       6,000,000
  22,500,000   MOBILE COUNTY AL IDA SERIES B (IDR, SVENSKA HANDELSBANKEN LOC)+/-SS.            0.30      07/01/2040      22,500,000
   8,013,000   SOUTHEAST ALABAMA GAS DISTRICT ALABAMA SUPPLY PROJECT SERIES
               2007-A (UTILITIES REVENUE)+/-SS.                                                0.28      08/01/2027       8,013,000
   2,200,000   SYLACAUGA AL IDR HARRELLS FERTILIZER INCORPORATED (IDR, BANK OF
               AMERICA NA LOC)+/-SS.                                                           0.55      04/01/2021       2,200,000
  10,000,000   TUSCALOOSA COUNTY AL IDA TAX EXEMPT GULF OPPORTUNITY ZONE HUNT
               REFINING PROJECT SERIES 2008-A (IDR, JPMORGAN CHASE BANK LOC)+/-SS.             0.34      03/01/2027      10,000,000
  10,000,000   TUSCALOOSA COUNTY AL IDA TAX EXEMPT GULF OPPORTUNITY ZONE HUNT
               REFINING PROJECT SERIES 2008-C (IDR, JPMORGAN CHASE BANK LOC)+/-SS.             0.34      12/01/2027      10,000,000
                                                                                                                         88,988,000
                                                                                                                     --------------
ALASKA: 1.84%
  66,700,000   ALASKA HOUSING FINANCE CORPORATION SERIES 2002-A (HOUSING REVENUE,
               AGM INSURED)+/-SS.                                                              0.33      12/01/2036      66,700,000
   3,840,000   ALASKA SATE HOUSING FINANCE CORPORATION SERIES A (HOUSING REVENUE,
               AGM GO)+/-SS.                                                                   0.33      06/01/2032       3,840,000
                                                                                                                         70,540,000
                                                                                                                     --------------
ARIZONA: 0.53%
   3,080,000   MARICOPA COUNTY AZ IDA MFHR VILLAGE AT SUN VALLEY APARTMENTS
               PROJECT (HOUSING REVENUE, FHLMC INSURED)+/-SS.                                  0.33      11/01/2043       3,080,000
   3,600,000   MARICOPA COUNTY AZ IDA SOLID WASTE DISPOSAL RB AMBIAN DAIRY LLC
               PROJECT SERIES 2008 (RESOURCE RECOVERY REVENUE, FARM CREDIT
               SERVICES AMERICA LOC)+/-SS.                                                     0.45      11/01/2033       3,600,000
   2,500,000   MARICOPA COUNTY AZ IDA SOLID WASTE DISPOSAL RB SERIES 2006
               (RESOURCE RECOVERY REVENUE, FARM CREDIT SERVICES SW LOC)+/-SS.                  0.50      08/01/2026       2,500,000
   2,300,000   MARICOPA COUNTY AZ IDA TRANS-MATIC MANUFACTURING PRODUCTION
               PROJECT (IDR, NATIONAL CITY BANK LOC)+/-SS.                                     0.35      10/01/2026       2,300,000
     500,000   PHOENIX A2 IDA SERIES A (HFA, BANK OF AMERICA NA LOC)+/-SS.                     0.34      04/01/2033         500,000
   4,900,000   PIMA COUNTY AZ IDA CHARTER SCHOOL DELAWARE MILITARY ACADEMY
               PROJECT SERIES 2008 (OTHER REVENUE, PNC BANK NA LOC)+/-SS.                      0.29      09/01/2038       4,900,000
     800,000   PIMA COUNTY AZ IDA EASTSIDE APARTMENTS SERIES B (MFHR, FNMA
               INSURED)+/-SS.                                                                  0.37      02/15/2031         800,000
   1,250,000   PINAL COUNTY AZ IDA SOLID WASTE DISPOSAL FEENSTRA INVESTMENTS LLC
               PROJECT SERIES 2002 (RESOURCE RECOVERY REVENUE, FARM CREDIT
               SERVICES LOC)+/-SS.                                                             0.50      08/01/2027       1,250,000
   1,250,000   PINAL COUNTY AZ IDA SOLID WASTE DISPOSAL SORIO BRAVO DAIRY FARM
               SERIES 2002 (IDR, FARM CREDIT SERVICES LOC)+/-SS.                               0.50      05/01/2027       1,250,000
                                                                                                                         20,180,000
                                                                                                                     --------------
CALIFORNIA: 5.22%
   1,500,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
               BRANSON SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                 0.26      07/01/2038       1,500,000
     100,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA SHARP
               HEALTHCARE SERIES D (HOSPITAL REVENUE, CITIBANK NA LOC)+/-SS.                   0.27      08/01/2035         100,000
   4,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
               ZOOLOGICAL SOCIETY OF SAN DIEGO (OTHER REVENUE, BANK OF AMERICA NA
               LOC)+/-SS.                                                                      0.30      10/01/2034       4,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
CALIFORNIA (continued)
$  2,280,000   BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY REVENUE,
               FIRST SECURITY BANK LOC)+/-SS.                                                  0.36%     09/01/2035  $    2,280,000
     500,000   CALIFORNIA ASSOCIATION OF BAY AREA GOVERNMENT FINANCE AUTHORITY
               FOR NONPROFIT CORPORATION SHARP HEALTHCARE SERIES 2009-C (HCFR,
               CITIBANK NA LOC)+/-SS.                                                          0.27      08/01/2035         500,000
   1,200,000   CALIFORNIA CDA MFHR GLEN HAVEN APARTMENTS SERIES 2002 (HOUSING
               REVENUE, FNMA INSURED)+/-SS.                                                    0.31      04/15/2035       1,200,000
   1,705,000   CALIFORNIA CDA PENNSYLVANIA VALLEY APARTMENT AUTHORITY PROJECT
               SERIES 2001 (HOUSING REVENUE, FHLMC INSURED)+/-++SS.                            0.39      08/01/2033       1,705,000
     900,000   CALIFORNIA CDA REFUNDING MFHR PUTTER SERIES 2680 (OTHER REVENUE,
               JPMORGAN CHASE BANK LOC)+/-++SS.                                                0.40      05/15/2018         900,000
     600,000   CALIFORNIA CDA REFUNDING MFHR SERIES 381 (OTHER REVENUE, FHLMC
               INSURED)+/-++SS.                                                                0.39      02/01/2050         600,000
   7,200,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHARLES R DREW
               UNIVERSITY (OTHER REVENUE, SOVEREIGN BANK FSB LOC)+/-SS.                        0.31      11/01/2042       7,200,000
   9,700,000   CALIFORNIA GO SERIES B (OTHER REVENUE, SOCIETE GENERALE LOC)+/-SS.              0.24      05/01/2040       9,700,000
   3,300,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK AMERICAN
               NATIONAL RED CROSS (HOUSING REVENUE, U.S. BANK NA LOC)+/-SS.                    0.24      09/01/2034       3,300,000
   2,600,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK CALIFORNIA
               ACADEMY SERIES A (OTHER REVENUE, US BANK NA LOC)+/-SS.                          0.25      09/01/2038       2,600,000
   1,200,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
               ROCS-RR-II-R-11527 (TOLL ROAD REVENUE, AMBAC INSURED)+/-++SS.                   0.28      07/01/2030       1,200,000
   1,700,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY (EDUCATION REVENUE,
               CALIFORNIA BANK & TRUST LOC)+/-SS.                                              0.26      08/01/2039       1,700,000
     290,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY (EDUCATION REVENUE,
               CALIFORNIA BANK & TRUST LOC)+/-SS.                                              0.28      08/01/2039         290,000
   1,850,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY PACIFIC INSTITUTE SERIES A
               (HOUSING REVENUE, CALIFORNIA BANK & TRUST LOC)+/-SS.                            0.25      08/01/2037       1,850,000
  14,600,000   CALIFORNIA PCFA (RESOURCE RECOVERY REVENUE, UNION BANK OF CA
               LOC)+/-SS.                                                                      0.26      09/01/2020      14,600,000
   1,570,000   CALIFORNIA REFUNDING GO BRANCH BANKING & TRUST COMPANY MUNICIPAL
               TRUST SERIES 2000 (MISCELLANEOUS REVENUE,  FSA INSURED, BRANCH
               BANKING & TRUST LOC)+/-++SS.                                                    0.32      07/10/2027       1,570,000
   1,195,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C13 (UTILITIES
               REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                         0.32      05/01/2022       1,195,000
   6,500,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C11 (POWER REVENUE, KBC
               BANK NV LOC)+/-SS.                                                              0.27      05/01/2022       6,500,000
  10,000,000   CALIFORNIA STATE FLOATERS SERIES 3223 (OTHER REVENUE)+/-++SS.                   0.38      01/21/2011      10,000,000
     400,000   CALIFORNIA STATE FLOATING SERIES C-2-RMKT-12-1-09 (OTHER REVENUE,
               SCOTIABANK LOC)+/-SS.                                                           0.26      05/01/2033         400,000
   3,500,000   CALIFORNIA STATE SERIES B5 (OTHER REVENUE, CITIBANK NA LOC)+/-SS.               0.26      05/01/2034       3,500,000
   7,950,000   CALIFORNIA STATE SERIES C1 (OTHER REVENUE, BANK OF AMERICA NA
               LOC)+/-SS.                                                                      0.27      05/01/2033       7,950,000
     410,000   CALIFORNIA STATEWIDE CDA TYRELLA GARDENS APARTMENTS SERIES B
               (HOUSING REVENUE, CITIBANK NA LOC)+/-SS.                                        0.30      06/01/2036         410,000
   5,900,000   CALIFORNIA STATEWIDE CDA UNIVERSITY OF SAN DIEGO (EDUCATION
               REVENUE, BANQUE NATIONALE PARIS LOC)+/-SS.                                      0.27      10/01/2045       5,900,000
  14,680,000   DEUTSCHE BANK SPEARS LIFERS TRUST (SEWER TAX REVENUE, AMBAC
               INSURED)+/-++SS.                                                                0.31      09/01/2031      14,680,000
  10,190,000   EAST BAY CA MUD SUBSERIES A1 (OTHER REVENUE, DEXIA CREDIT LOCAL DE
               FRANCE LOC)+/-SS.                                                               0.28      06/01/2038      10,190,000
   1,172,000   IRVINE CA IMPROVEMENT BOND ACT 1915 SERIES 07-22-A (OTHER REVENUE,
               KBC BANK NV LOC)+/-SS.                                                          0.26      09/02/2032       1,172,000
     500,000   IRVINE RANCH CA WATER DISTRICT BANK OF AMERICA INSURED (WATER &
               SEWER TAX REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                0.26      04/01/2033         500,000
   8,000,000   LOS ANGELES CA AIRPORT RB PUTTER SERIES 2000-A (AIRPORT & MARINA
               REVENUE)+/-++SS.                                                                0.38      11/15/2025       8,000,000
   1,900,000   LOS ANGELES CA DW&P (UTILITIES REVENUE)+/-SS.                                   0.23      07/01/2035       1,900,000
   1,750,000   LOS ANGELES CA DW&P (UTILITIES REVENUE)+/-SS.                                   0.24      07/01/2035       1,750,000
   6,600,000   LOS ANGELES CA DW&P SUBSERIES A4 (POWER REVENUE, LLOYDS BANK
               LOC)+/-SS.                                                                      0.24      07/01/2035       6,600,000
   2,150,000   LOS ANGELES COUNTY CA CDA MFHR MET APARTMENTS PROJECT (HOUSING
               REVENUE, FNMA INSURED)+/-SS.                                                    0.28      12/15/2024       2,150,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
CALIFORNIA (continued)
$  1,090,000   MERRILL LYNCH PUTTABLE OPTION TAX-EXEMPT RECEIPTS CLASS A (OTHER
               REVENUE, FHLMC INSURED)+/-SS.                                                   0.39%     05/01/2027  $    1,090,000
   5,990,000   NORTHERN CALIFORNIA POWER AGENCY HYDROELECTRIC PROJECT SERIES A
               (UTILITIES REVENUE, DEXIA CREDIT SA LOC)+/-SS.                                  0.30      07/01/2032       5,990,000
     400,000   OAKLAND CA REDEVELOPMENT AUTHORITY MFHR (OTHER REVENUE, FLHMC
               INSURED)+/-++SS.                                                                0.39      06/25/2011         400,000
   5,485,000   ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
               LOC)+/-SS.                                                                      0.31      02/01/2035       5,485,000
   1,650,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY ARLINGTON CREEK APARTMENT
               SERIES I (HOUSING REVENUE, FNMA  INSURED)+/-SS.                                 0.30      05/15/2034       1,650,000
   2,300,000   SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMISSION SERIES 37-C
               (TRANSPORTATION REVENUE, FSA INSURED)+/-SS.                                     0.30      05/01/2029       2,300,000
   5,295,000   SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION MOSCONE CENTER
               (LEASE REVENUE, STATE STREET BANK & TRUST COMPANY LOC)+/-SS.                    0.24      04/01/2030       5,295,000
   3,700,000   SAN FRANCISCO CA CITY & COUNTY INTERNATIONAL AIRPORT SERIES 36-C
               (LEASE REVENUE, DEXIA CREDIT SA LOC)+/-SS.                                      0.31      05/01/2026       3,700,000
     430,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR LELAND
               POLK SENIOR COMMUNITY SERIES A (MFHR, CITIBANK NA LOC)+/-SS.                    0.30      12/01/2019         430,000
   4,500,000   SAN JOAQUIN COUNTY CA TRANSPORTATION AUTHORITY (SALES TAX REVENUE)              0.29      11/09/2010       4,500,000
   2,500,000   SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA INSURED)+/-SS.                0.29      09/15/2032       2,500,000
  12,400,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY MAGNOLIA POWER PROJECT
               SERIES 2009-1-A (HCFR)+/-++SS.                                                  0.40      02/01/2042      12,400,000
   1,495,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY MAGNOLIA POWER PROJECT
               SERIES 2009-1-A (UTILITIES REVENUE, KBC BANK NV LOC)+/-SS.                      0.27      07/01/2036       1,495,000
   8,000,000   VICTORVILLE CA JOINT POWERS FINANCE AUTHORITY PROJECT A (LEASE
               REVENUE, BNP PARIBAS LOC)+/-SS.                                                 1.75      05/01/2040       8,000,000
   5,200,000   WHITTIER CA HEALTH FACILITIES PRESBYTERIAN INTERCOMMUNITY PROJECT
               SERIES C (HOSPITAL REVENUE, US BANK NA LOC)+/-SS.                               0.24      06/01/2036       5,200,000
                                                                                                                        200,027,000
                                                                                                                     --------------
COLORADO: 2.35%
   3,300,000   COLORADO AGRICULTURE DEVELOPMENT AUTHORITY RB GARRETT & CARLA
               DEVRIES PROJECT SERIES 2006 (IDR, BANK OF THE WEST LOC)+/-SS.                   0.50      06/01/2031       3,300,000
   5,795,000   COLORADO ECFA VAIL VALLEY FOUNDATION PROJECT SERIES 2007 (OTHER
               REVENUE, US BANK NA LOC)+/-SS.                                                  0.31      12/01/2037       5,795,000
   5,120,000   COLORADO HEALTH FACILITIES AUTHORITY RB EXEMPLA INCORPORATED
               PROJECT SERIES 2002-B (HCFR, US BANK NA LOC)+/-SS.                              0.28      01/01/2033       5,120,000
   1,530,000   COLORADO HFA IDR COREY BUILDING PROJECT SERIES A (IDR, WELLS FARGO
               BANK NA LOC)+/- (DEGREE)(DEGREE)SS.                                             0.44      02/01/2029       1,530,000
   2,405,000   COLORADO HFA IDR WORLDWEST LLP PROJECT SERIES 1999-A (IDR,
               MERCANTILE BANK LOC)+/-++SS.                                                    0.65      09/01/2023       2,405,000
   6,500,000   COLORADO HFA SFHR SERIES A-3 (HOUSING REVENUE, FNMA LOC)+/-SS.                  0.28      05/01/2038       6,500,000
   1,590,000   COLORADO HFA SUPER VACUUM MANUFACTURING COMPANY PROJECT CLASS A
               (IDR, WELLS FARGO BANK NA LOC)+/- (DEGREE)(DEGREE)SS.                           0.49      11/01/2022       1,590,000
   3,800,000   COLORADO HOUSING & FINANCE AUTHORITY READY FOODS INCORPORATED
               PROJECT SERIES A (OTHER REVENUE, US BANK NA LOC)+/-SS.                          0.35      01/01/2032       3,800,000
   9,000,000   COLORADO SPRINGS CO UTILITIES SYSTEMS RRB SERIES B (UTILITIES
                REVENUE)+/-SS.                                                                 0.35      11/01/2026       9,000,000
   1,500,000   COMMERCE CITY CO NORTHERN INFRASTRUCTURE GENERAL IMPROVEMENT
               DISTRICT (PROPERTY TAX REVENUE, US BANK NA LOC)+/-SS.                           0.31      12/01/2028       1,500,000
   8,150,000   DENVER CO CITY & COUNTY REFINDING MFHR GARDEN COURT COMMUNITY
               PROJECT SERIES 2008 (HOUSING REVENUE, FNMA INSURED)+/-SS.                       0.32      12/15/2038       8,150,000
   1,820,000   DENVER CO CITY & COUNTY WESTERN STOCK SHOW PROJECT (IDR, US BANK
               NA LOC)+/-++SS.                                                                 0.34      07/01/2029       1,820,000
   3,930,000   DENVER CO URBAN RENEWAL AUTHORITY TAX INCREMENT RB DOWNTOWN DENVER
               PROJECT SERIES A-1 (TAX REVENUE, US BANK NA LOC)+/-SS.                          0.29      12/01/2025       3,930,000
   1,000,000   FORT COLLINS CO ECONOMIC DEVELOPMENT OAKRIDGE PROJECT SERIES A
               (HOUSING REVENUE, US BANK NA LOC)+/-SS.                                         0.33      12/01/2032       1,000,000
   3,435,000   HARVEST JUNCTION CO METROPOLITAN DISTRICT GO SERIES 2006 (PROPERTY
               TAX REVENUE, US BANK NA LOC)+/-SS.                                              0.30      12/01/2036       3,435,000
   1,250,000   HUDSON CO SERIES A (IDR, US BANK NA LOC)+/-SS.                                  0.43      11/01/2020       1,250,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
COLORADO (continued)
$  4,270,000   MERIDIAN RANCH CO METROPOLITAN DISTRICT GO SERIES 2009 (PROPERTY
               TAX REVENUE, US BANK NA LOC)+/-SS.                                              0.31%     12/01/2038  $    4,270,000
   3,700,000   REGIONAL TRANSPORTATION DISTRICT CO ROCS-RR-II-R-12312 (SALES TAX
               REVENUE, AGM-CR AMBAC INSURED)+/-++SS.                                          0.30      05/01/2015       3,700,000
  14,000,000   SOUTHERN UTE INDIAN TRIBE OF SOUTHERN UTE INDIAN RESERVATION
               CASINO (CASINO REVENUE)+/-++SS.                                                 0.28      04/01/2040      14,000,000
   7,965,000   UNIVERSITY OF COLORADO ENTERPRISE SYSTEMS RRB SERIES 2007-A
               (EDUCATION REVENUE, NATL-RE INSURED)+/-SS.                                      0.50      06/01/2021       7,965,000
                                                                                                                         90,060,000
                                                                                                                     --------------
DELAWARE: 2.72%
  21,231,002   BRANCH BANKING & TRUST COMPANY MUNICIPAL TRUST RB SERIES 5003
               (OTHER REVENUE, RABOBANK INTERNATIONAL LOC)+/-++SS.                             0.61      05/01/2027      21,231,002
   3,582,000   CLIPPER TAX-EXEMPT CERTIFICATE TRUST RB SERIES 2004-10 (OTHER
               REVENUE)+/-++SS.                                                                0.45      12/01/2035       3,582,000
   2,263,000   CLIPPER TAX-EXEMPT CERTIFICATE TRUST RB SERIES 2006-06 (OTHER
               REVENUE)+/-++SS.                                                                0.45      07/01/2037       2,263,000
  28,601,000   CLIPPER TAX-EXEMPT CERTIFICATE TRUST RB SERIES 2007-26 (OTHER
               REVENUE)+/-SS.                                                                  0.35      05/01/2017      28,601,000
   5,400,000   DELAWARE ECONOMIC DEVELOPMENT AGENCY CLEAN POWER PROJECT SERIES
               1997-D (RESOURCE RECOVERY REVENUE)+/-SS.                                        0.31      08/01/2029       5,400,000
   4,900,000   DELAWARE EDA IDR DELAWARE CLEAN POWER PROJECT SERIES 1997-C
               (RESOURCE RECOVERY REVENUE)+/-SS.                                               0.38      08/01/2029       4,900,000
   7,360,000   DELAWARE STATE HEALTH FACILITIES AUTHORITY SERIES B (HCFR, PNC
               BANK NA LOC)+/-SS.                                                              0.27      07/01/2039       7,360,000
  31,100,000   SUNAMERICA TRUST CERTIFICATES VARIOUS STATES CLASS A SERIES 2
               (OTHER REVENUE, FHLMC INSURED)+/-SS.                                            0.37      07/01/2041      31,100,000
                                                                                                                        104,437,002
                                                                                                                     --------------
DISTRICT OF COLUMBIA: 0.76%
   1,910,000   DISTRICT OF COLUMBIA ENTERPRISE ZONE 14TH & IRVING (IDR, BANK OF
               AMERICA NA LOC)+/-SS.                                                           0.55      05/01/2022       1,910,000
   4,910,000   DISTRICT OF COLUMBIA RB WESLEY THEOLOGICAL SEMINARY ISSUE SERIES
               2008-A (OTHER REVENUE, PNC BANK NA LOC)+/-SS.                                   0.29      12/01/2048       4,910,000
  13,460,000   DISTRICT OF COLUMBIA REVENUE (MISCELLANEOUS REVENUE, PNC BANK NA
               LOC)+/-SS.                                                                      0.27      03/01/2038      13,460,000
   5,000,000   DISTRICT OF COLUMBIA TAX & REVENUE ANTICIPATE NOTES (PROPERTY TAX
               REVENUE)                                                                        2.00      09/30/2011       5,073,603
   3,755,000   METROPOLITAN WASHINGTON DC AIRPORT AUTHORITY SERIES 2855
               (TRANSPORTATION REVENUE, FIRST SECURITY BANK LOC)+/-++SS.                       0.45      10/01/2014       3,755,000
                                                                                                                         29,108,603
                                                                                                                     --------------
FLORIDA: 4.37%
   8,500,000   ALACHUA COUNTY FL HFA MFHR SANTE FE APARTMENTS PROJECT SERIES 2008
               (HOUSING REVENUE, FNMA LOC)+/-SS.                                               0.28      04/15/2041       8,500,000
   4,285,000   ALACHUA COUNTY FL HFA MFHR UNIVERSITY COVE APARTMENTS PROJECT
               (HOUSING REVENUE, FNMA INSURED)+/-SS.                                           0.32      06/15/2034       4,285,000
   1,850,000   ALACHUA COUNTY FL IDR FLORIDA ROCK PROJECT (IDR, BANK OF AMERICA
               NA LOC)+/-++SS.                                                                 0.58      11/01/2022       1,850,000
   2,200,000   BREVARD COUNTY FL HFA MFHR SHORE VIEW APARTMENTS PROJECT SERIES
               1995 (HOUSING REVENUE, HARRIS TRUST & SAVINGS BANK LOC)+/-SS.                   0.31      02/01/2015       2,200,000
   1,975,000   CITY OF TALLAHASSEE FL (IDR, BRANCH BANKING TRUST LOC)+/-++SS.                  0.38      10/01/2015       1,975,000
   3,800,000   DEUTSCHE BANK FL SPEARS LIFERS TRUST SERIES DB-563 (OTHER REVENUE,
               FIRST SECURITY BANK LOC)+/-++SS.                                                0.33      10/01/2022       3,800,000
   2,000,000   ESCAMBIA COUNTY FL HEALTH FACILITIES AUTHORITY AZALEA TRACE
               INCORPORATED SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-SS.                      0.30      11/15/2029       2,000,000
   2,170,000   ESCAMBIA COUNTY FL IDR DAW'S MANUFACTURING COMPANY INCORPORATED
               PROJECT (IDR, BANK OF AMERICA NA LOC)+/-SS.                                     0.35      02/01/2017       2,170,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
FLORIDA (continued)
$  9,575,000   FLORIDA HOUSING FINANCE CORPORATION MFHR COLLEGE PARK APARTMENTS
               SERIES 1999 (HOUSING REVENUE, FHLMC INSURED)+/-SS.                              0.32%     07/01/2036  $    9,575,000
   1,860,000   FLORIDA HOUSING FINANCE CORPORATION MFHR MARINER'S CAY APARTMENTS
               SERIES 2008-M (HOUSING REVENUE, FNMA INSURED)+/-SS.                             0.28      12/15/2041       1,860,000
   9,515,000   FLORIDA HOUSING FINANCE CORPORATION PINEWOOD POINTE SERIES C
               (STATE AGENCY HOUSING REVENUE, NATIXIS LOC)+/-SS.                               0.59      06/01/2044       9,515,000
   6,400,000   GREATER ORLANDO FL AVIATION AUTHORITY FLIGHT SAFETY PROJECT SERIES
               A (AIRPORT & MARINA REVENUE)+/-SS.                                              0.28      10/01/2023       6,400,000
   6,900,000   GREATER ORLANDO FL AVIATION AUTHORITY FLIGHT SAFETY PROJECT SERIES
               B (AIRPORT & MARINA REVENUE)+/-SS.                                              0.28      10/01/2035       6,900,000
     500,000   HIGHLANDS COUNTY FL HFFA HOSPITAL ADVENTIST HEALTH SYSTEMS PROJECT
               SERIES 2003-C (HCFR)+/-SS.                                                      0.27      11/15/2021         500,000
   8,645,000   HILLSBOROUGH COUNTY FL AVIATION AUTHORITY RB TAMPA INTERNATIONAL
               AIRPORT PUTTER SERIES 2008-A (TRANSPORTATION REVENUE, ASSURED
               GUARANTY)+/-++SS.                                                               0.45      10/01/2032       8,645,000
   1,240,000   JACKSONVILLE FL HFA MFHR CHRISTINE COVE APARTMENTS (HOUSING
               REVENUE, CALIFORNIA BANK & TRUST LOC)+/-++SS.                                   0.32      09/15/2038       1,240,000
   3,300,000   JACKSONVILLE FL HFA MFHR ST. AUGUSTINE APARTMENTS PROJECT SERIES
               2006 (HOUSING REVENUE, FNMA INSURED)+/-SS.                                      0.29      07/15/2033       3,300,000
     240,000   JACKSONVILLE FL HFFA HOSPITAL RB SERIES A (HCFR, BANK OF AMERICA
               NA LOC)+/-SS.                                                                   0.26      08/15/2033         240,000
   6,942,000   LAKE COUNTY FL CAPITAL IMPROVEMENT DEUTSCHE BANK SPEARS TRUST
               SERIES 2007 (OTHER REVENUE, AMBAC INSURED)+/-++SS.                              0.31      06/01/2037       6,942,000
   4,025,000   LEE COUNTY FL HFA SFHR SERIES 2908Z (HOUSING REVENUE,
               GNMA/FNMA/FHLMC INSURED)+/-++SS.                                                0.45      09/01/2015       4,025,000
   4,030,000   LEE COUNTY FL HFA SFHR SERIES 2909Z (HOUSING REVENUE,
               GNMA/FNMA/FHLMC INSURED)+/-++SS.                                                0.45      09/01/2015       4,030,000
   5,900,000   MIAMI-DADE COUNTY FL EDUCATIONAL FACILITIES AUTHORITY CARLOS
               ALBIZU UNIVERSITY PROJECT SERIES 2000 (EDUCATION REVENUE, BANK OF
               AMERICA NA LOC)+/-SS.                                                           0.50      12/01/2025       5,900,000
   9,900,000   MIAMI-DADE COUNTY FL EDUCATIONAL FACILITIES AUTHORITY
               EAGLE-20070043 CLASS A (EDUCATION REVENUE, AMBAC INSURED)+/-++SS.               0.31      04/01/2037       9,900,000
  11,000,000   MIAMI-DADE COUNTY FL IDA REFLECTONE INCORPORATED PROJECT SERIES
               2000-A (IDR, ROYAL BANK OF CANADA LOC)+/-SS.                                    0.32      03/01/2024      11,000,000
   7,030,000   ORANGE COUNTY FL HFA MFHR LAEKSIDE POINTE APARTMENTS SERIES B
               (HOUSING REVENUE, FNMA INSURED)+/-SS.                                           0.32      05/15/2038       7,030,000
   7,650,000   ORANGE COUNTY FL HFA MFHR MARBELLA POINTE SERIES 2007-A (HOUSING
               REVENUE, FHLB LOC)+/-SS.                                                        0.33      04/15/2040       7,650,000
   2,835,000   ORANGE COUNTY FL SCHOOL BOARD COP DEUTSCHE BANK SPEARS TRUST
               SERIES 2007-A (OTHER REVENUE, FGIC INSURED)+/-++SS.                             0.31      08/01/2022       2,835,000
   1,000,000   PASCO COUNTY FL IDR PAC-MED INCORPORATED PROJECT (IDR, BANK OF
               AMERICA NA LOC)+/-SS.                                                           0.55      08/01/2017       1,000,000
   4,930,000   PINELLAS COUNTY FL IDR NEIGHBORLY CARE NETWORK PROJECT SERIES 2008
               (OTHER REVENUE, BRANCH BANKING & TRUST LOC)+/-SS.                               0.30      08/01/2028       4,930,000
   5,400,000   POLK COUNTY FL IDA HCFR WINTER HAVEN HOSPITAL SERIES B (HCFR, PNC
               BANK NA LOC)+/-SS.                                                              0.28      09/01/2034       5,400,000
   4,570,000   POLK COUNTY FL IDA HCFR WINTER HAVEN HOSPITAL SERIES C (HCFR, PNC
               BANK NA LOC)+/-SS.                                                              0.28      09/01/2036       4,570,000
     870,000   POLK COUNTY FL IDA RB SUN ORCHARD FLORIDA INCORPORATED PROJECT
               SERIES 1999 (IDR, US BANK NA LOC)+/-++SS.                                       0.80      01/01/2019         870,000
   1,590,000   RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E2 (OTHER
               REVENUE, ROYAL BANK OF CANADA LOC)+/-++SS.                                      0.37      01/01/2034       1,590,000
   2,425,000   SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY GLENRIDGE
               PALMER PROJECT (HFFA REVENUE, BANK OF SCOTLAND LOC)+/-SS.                       0.28      06/01/2036       2,425,000
   1,700,000   SARASOTA COUNTY FL PLANNED PARENTHOOD INCORPORATED PROJECT (OTHER
               REVENUE, WELLS FARGO BANK NA LOC)+/- (DEGREE)(DEGREE)SS.                        0.34      10/01/2041       1,700,000
   3,400,000   SOUTH FLORIDA WATER MANAGEMENT DISTRICT ROCS-RR-II-R-12313 (LEASE
               REVENUE, AGM-CR AMBAC INSURED)+/-++SS.                                          0.30      04/01/2015       3,400,000
     700,000   UNIVERSITY OF SOUTH FLORIDA RESEARCH FOUNDATION UNIVERSITY
               TECHNOLOGY CENTER RESEARCH PROJECT SERIES B (EDUCATION REVENUE,
               BANK OF AMERICA NA LOC)+/-SS.                                                   0.50      12/01/2019         700,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
FLORIDA (continued)
$  6,900,000   WEST PALM BEACH FL UTILITIES SYSTEMS SERIES 2008C (UTILITY
               REVENUE, ASSURED GUARANTY)+/-SS.                                                0.32%     10/01/2038  $    6,900,000
                                                                                                                        167,752,000
                                                                                                                     --------------
GEORGIA: 1.90%
  16,800,000   ATKINSON & COFFEE COUNTY GA DEVELOPMENT AUTHORITY SOLID WASTE
               LANGBOARD INCORPORATED PROJECT SERIES 2008 (RESOURCE RECOVERY
               REVENUE, COBANK ACB LOC)+/-SS.                                                  0.50      11/01/2033      16,800,000
   2,590,000   CARROLL COUNTY GA DEVELOPMENT AUTHORITY ROYAL METAL PRODUCTS
               INCORPORATED PROJECT SERIES 2007 (IDR, BRANCH BANKING & TRUST
               LOC)+/-SS.                                                                      0.38      01/18/2027       2,590,000
   3,300,000   COBB COUNTY GA IDA STANDEX INTERNATIONAL CORPORATION PROJECT (IDR,
               BANK OF AMERICA NA LOC)+/-++SS.                                                 0.55      01/01/2018       3,300,000
   4,000,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY ST. GEORGE VILLAGE PROJECT
               (HOSPITAL REVENUE, BANK OF AMERICA CORPORATION LOC)+/-SS.                       0.30      04/01/2034       4,000,000
   3,660,000   GEORGIA STATE PORTS AUTHORITY (IDR, BANKERS TRUST CORPORATION
               LOC)+/-SS.                                                                      0.38      10/01/2023       3,660,000
   3,600,000   GEORGIA STATE PORTS AUTHORITY (TRANSPORTATION REVENUE, BANKERS
               TRUST CORPORATION LOC)+/-SS.                                                    0.38      06/01/2022       3,600,000
  18,300,000   MAIN STREET NATURAL GAS INCORPORATED GAS PROJECT SERIES A
               (UTILITIES REVENUE)+/-SS.                                                       0.30      08/01/2040      18,300,000
   1,500,000   MEDICAL CENTER HOSPITAL AUTHORITY ROCS-RR-II -R-11875 (HCFR,  AGM
               INSURED)+/-++SS.                                                                0.34      08/01/2038       1,500,000
   9,305,000   METROPOLITAN ATLANTA RAPID TRANSPORTATION AUTHORITY SALES TAX
               SERIES P (SALES TAX REVENUE, AMBAC INSURED, SOCIETE GENERALE
               LOC)+/-++SS.                                                                    0.31      07/01/2020       9,305,000
   4,255,000   PRIVATE COLLEGES AND UNIVERSITIES AUTHORITY OF GEORGIA MERCER
               UNIVERSITY PROJECT SERIES 2003 (EDUCATION REVENUE, BRANCH BANKING
               & TRUST LOC)+/-SS.                                                              0.31      10/01/2032       4,255,000
   5,500,000   PRIVATE COLLEGES AND UNIVERSITIES AUTHORITY OF GEORGIA MERCER
               UNIVERSITY PROJECT SERIES 2006-A (OTHER REVENUE, BRANCH BANKING &
               TRUST LOC)+/-SS.                                                                0.31      10/01/2036       5,500,000
                                                                                                                         72,810,000
                                                                                                                     --------------
IDAHO: 0.74%
   7,000,000   CASSIA COUNTY ID INDUSTRIAL DEVELOPMENT CORPORATION EAST VALLEY
               CATTLE LLC PROJECT SERIES 2006 (IDR, RABOBANK NA LOC)+/-SS.                     0.45      08/01/2026       7,000,000
   2,000,000   CASSIA COUNTY ID INDUSTRIAL DEVELOPMENT CORPORATION VANCE DAIRY
               CONSTRUCTION PROJECT SERIES 2007 (RESOURCE RECOVERY REVENUE,
               NORTHWEST FARM CREDIT LOC)+/-SS.                                                0.50      06/01/2027       2,000,000
  19,420,000   JEROME COUNTY ID ECONOMIC DEVELOPMENT CORPORATION DAVISCO FOODS
               INTERNATIONAL PROJECT SERIES 2009 (IDR, BANK OF MONTREAL LOC)+/-SS.             0.30      12/01/2029      19,420,000
                                                                                                                         28,420,000
                                                                                                                     --------------
ILLINOIS: 3.86%
   3,180,000   AUSTIN TRUST SERIES 2008-1098 (HCFR, ASSURED GUARANTY)+/-++SS.                  0.35      08/15/2047       3,180,000
   3,240,000   CHICAGO IL ENTERPRISE ZONE GARDNER GIBSON PROJECT (ECONOMIC
               DEVELOPMENT REVENUE, HARRIS TRUST SAVINGS BANK LOC)+/-SS.                       0.40      07/01/2033       3,240,000
  10,000,000   CHICAGO IL MIDWAY AIRPORT RB SERIES C (TRANSPORTATION REVENUE,
               MORGAN STANLEY BANK LOC)+/-SS.                                                  0.32      01/01/2035      10,000,000
   3,270,000   CHICAGO IL MUNICIPAL SECURITIZATION TRUST RECEIPTS GO CLASS A
               SERIES 56 (PROPERTY TAX REVENUE, FGIC INSURED, SOCIETE GENERALE
               LOC)+/-++SS.                                                                    0.31      01/01/2030       3,270,000
   2,185,000   CHICAGO IL O'HARE INTERNATIONAL AIRPORT DEUTSCHE BANK SPEARS TRUST
               SERIES 2005-A (OTHER REVENUE, AMBAC INSURED)+/-++SS.                            0.31      01/01/2022       2,185,000
   1,560,000   CHICAGO IL TAX INCREMENT STOCKYARDS INDUSTRIAL COMMERCIAL
               REDEVELOPMENT PROJECT SERIES A (TAX REVENUE, NORTHERN TRUST
               COMPANY LOC)+/-SS.                                                              0.34      12/01/2011       1,560,000
   1,975,000   CHICAGO IL TAX INCREMENT STOCKYARDS INDUSTRIAL COMMERCIAL
               REDEVELOPMENT PROJECT SERIES B (TAX REVENUE, NORTHERN TRUST
               COMPANY LOC)+/-SS.                                                              0.34      12/01/2014       1,975,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
ILLINOIS (continued)
$  2,665,000   COOK COUNTY IL GO SERIES 559 (PROPERTY TAX REVENUE, NATL-RE
               INSURED)+/-++SS.                                                                0.35%     05/15/2012  $    2,665,000
   3,125,000   EAST PEORIA IL COMMERCIAL DEVELOPMENT KROGER COMPANY PROJECT
               SERIES 2003 (IDR, US BANK NA LOC)+/-SS.                                         0.40      12/01/2013       3,125,000
  18,225,000   HAMILTON IL HAMILTON MEMORIAL HOSPITAL DISTRICT PROJECT SERIES
               2007 (HCFR, SOVEREIGN BANK FSB LOC)+/-SS.                                       0.32      11/01/2037      18,225,000
     550,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY GLENWOOD SCHOOL FOR BOYS
               SERIES 1998 (EDUCATION REVENUE, HARRIS TRUST & SAVINGS BANK
               LOC)+/-SS.                                                                      0.30      02/01/2033         550,000
   2,375,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCL INCORPORATED PROJECT
               (IDR, GE CAPITAL CORPORATION LOC)+/-++SS.                                       0.80      06/01/2017       2,375,000
   7,500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY PCR A.E. STALEY
               MANUFACTURING COMPANY PROJECT SERIES 1985 (IDR, RABOBANK
               INTERNATIONAL LOC)+/-SS.                                                        0.29      12/01/2016       7,500,000
   6,450,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY RESIDENTIAL RENTAL HARRIS
               PAVILION PROJECT SERIES 1994 (HOUSING REVENUE, FHLMC INSURED)+/-SS.             0.36      04/01/2024       6,450,000
   1,300,000   ILLINOIS FINANCE AUTHORITY EASTER SEALS METRO CHICAGO INCORPORATED
               PROJECT SERIES 2007 (OTHER REVENUE, HARRIS NA LOC)+/-SS.                        0.31      04/01/2037       1,300,000
   3,000,000   ILLINOIS FINANCE AUTHORITY ELMHURST MEMORIAL HEALTHCARE SERIES D
               (HCFR, NORTHERN TRUST CORPORATION LOC)+/-SS.                                    0.25      01/01/2048       3,000,000
     900,000   ILLINOIS FINANCE AUTHORITY INTERNATIONAL INK COMPANY (IDR,
               JPMORGAN CHASE BANK LOC)+/-SS.                                                  0.39      01/01/2034         900,000
     700,000   ILLINOIS FINANCE AUTHORITY MERUG LLC SERIES B (IDR, JPMORGAN CHASE
               BANK LOC)+/-SS.                                                                 0.80      12/01/2018         700,000
   9,510,000   ILLINOIS FINANCE AUTHORITY RESURRECTION HEALTH PROJECT SERIES
               2005-B (HCFR, JPMORGAN CHASE BANK LOC)+/-SS.                                    0.28      05/15/2035       9,510,000
   9,085,000   ILLINOIS FINANCE AUTHORITY SOUTHERN ILLINOIS HEALTHCARE (HCFR,
               BANK OF NOVA SCOTIA LOC)+/-SS.                                                  0.28      03/01/2038       9,085,000
   3,500,000   ILLINOIS INTERNATIONAL PORT DISTRICT (TRANSPORTATION REVENUE,
               LASALLE NATIONAL BANK NA LOC)+/-SS.                                             0.40      01/01/2023       3,500,000
   2,420,000   ILLINOIS REGIONAL TRANSIT AUTHORITY MSTR SERIES 55 CLASS A (SALES
               TAX REVENUE, FGIC INSURED GO TO DESCRIPTION, SOCIETE GENERALE
               LOC)+/-++SS.                                                                    0.31      11/01/2021       2,420,000
   1,240,000   LAKE COUNTY IL BROWN PAPER GOODS PROJECT (IDR, BANK ONE CHICAGO NA
               LOC)+/-SS.                                                                      0.80      10/01/2021       1,240,000
   1,370,000   LAKE COUNTY IL COUNTRYSIDE LANDFILL INCORPORATED (SOLID WASTE
               REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.                                         0.37      04/01/2021       1,370,000
   6,500,000   LAKE COUNTY IL MFHR WHISPERING OAKS APARTMENTS PROJECT SERIES 2008
               (HOUSING REVENUE, FHLMC INSURED)+/-SS.                                          0.30      11/01/2045       6,500,000
   2,600,000   LAKE COUNTY IL NORTHPOINT ASSOCIATION (IDR, NORTHERN TRUST
               CORPORATION LOC)+/-SS.                                                          0.39      07/01/2029       2,600,000
   1,010,000   LAKE VILLA IL ALLENDALE ASSOCIATION PROJECT (OTHER REVENUE,
               LASALLE NATIONAL BANK NA LOC)+/-SS.                                             0.32      10/01/2026       1,010,000
   1,300,000   LAKE ZURICH IL (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE BANK
               LOC)+/-SS.                                                                      0.80      12/01/2029       1,300,000
  12,500,000   METROPOLITAN PIER & EXPOSITION AUTHORITY SERIES 3221
               (TRANSPORTATION REVENUE)+/-++SS.                                                0.30      06/15/2050      12,500,000
   5,200,000   SCHAUMBURG IL GO ROCS-RR-II-R-11698 (PROPERTY TAX REVENUE, FGIC
               INSURED)+/-++SS.                                                                0.30      12/01/2032       5,200,000
   1,850,000   SKOKIE IL ECONOMIC DEVELOPMENT REVENUE SKOKIE FASHION SQUARE
               PROJECT SERIES 1984 (IDR, BANK OF AMERICA NA LOC)+/-SS.                         0.67      12/01/2014       1,850,000
   7,495,000   UNIVERSITY OR ILLINOIS (LEASE REVENUE, FSA INSURED)+/-++SS.                     0.31      10/01/2015       7,495,000
   9,465,000   WARREN COUNTY IL MONMOUTH COLLEGE PROJECT (EDUCATION REVENUE,
               ALLIED IRISH BANK PLC LOC)+/-SS.                                                0.29      12/01/2032       9,465,000
     800,000   WEST FRANKFORT IL IDR KROGER COMPANY SERIES 2004 (OTHER REVENUE,
               US BANK NA LOC)+/-SS.                                                           0.40      11/01/2012         800,000
                                                                                                                        148,045,000
                                                                                                                     --------------
INDIANA: 3.07%
   1,000,000   CITY OF CRAWFORDSVILLE IN ECONOMIC DEVELOPMENT (IDR, BANK OF
               AMERICA NA LOC)+/-++SS.                                                         0.36      10/01/2018       1,000,000
   2,540,000   GREENSBURG IN MFHR COMMUNITY PARTNERS VILLAGE II PROJECT SERIES
               2002 (HOUSING REVENUE, FHLB LOC)+/-SS.                                          0.34      09/01/2029       2,540,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
INDIANA (continued)
$    885,000   INDIANA DEVELOPMENT FINANCE AUTHORITY IDR GOODWILL INDUSTRIES
               CENTRAL PROJECT SERIES 1996 (IDR, JPMORGAN CHASE BANK LOC)+/-SS.                0.38%     06/01/2016  $      885,000
   5,000,000   INDIANA FINANCE AUTHORITY HEALTH SYSTEMS SISTERS OF ST. FRANCIS
               HEALTH SERVICES INCORPORATED PROJECT SERIES 2009-A (HCFR)+/-++SS.               0.32      11/01/2033       5,000,000
  22,000,000   INDIANA GO REVENUE ANTICIPATION FUNDING PROGRAM NOTES SERIES
               2010-A (OTHER REVENUE, JPMORGAN CHASE BANK LOC)                                 2.00      01/06/2011      22,062,144
   2,115,000   INDIANA HEALTH FACILITIES FINANCE HOSPITAL AUTHORITY COMMUNITY
               HOSPITAL PROJECT SERIES 2000-B (HCFR, BANK OF AMERICA NA LOC)+/-SS.             0.40      07/01/2028       2,115,000
   8,870,000   INDIANA HEF&A CLARIAN HEALTH OBLIGATED GROUP SERIES 2005-D (HCFR,
               BRANCH BANKING & TRUST LOC)+/-SS.                                               0.27      02/15/2030       8,870,000
   2,850,000   INDIANA HEF&A CLARIAN HEALTH SERIES C (OTHER REVENUE, BRANCH
               BANKING & TRUST LOC)+/-SS.                                                      0.27      02/15/2030       2,850,000
     970,000   INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION SERIES
               A (HCFR, US BANK NA LOC)+/-SS.                                                  0.27      10/01/2032         970,000
   1,860,000   INDIANA STATE DEVELOPMENT FINANCE AUTHORITY IN SHELBY GRAVEL
               INCORPORATED PROJECT (IDR, NATIONAL CITY BANK OF INDIANA LOC))+/-SS.            0.39      10/01/2017       1,860,000
   2,000,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT BOND BANK AIRPORT PROJECT
               C-7 (MISCELLANEOUS REVENUE, FSA INSURED)+/-SS.                                  0.32      01/01/2033       2,000,000
  13,750,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT INDIANAPOLIS AIRPORT
               AUTHORITY PROJECT SERIES 2008-C-1 (OTHER REVENUE, FSA INSURED)+/-SS.            0.30      01/01/2037      13,750,000
   3,200,000   INDIANAPOLIS LOCAL PUBLIC IMPROVEMENT BOND BANK (FSA INSURED)+/-SS.             0.30      01/01/2036       3,200,000
   3,170,000   LA PORTE IN IDR KKO REALTY OF LA PORTE LLC PROJECT SERIES 2003
               (IDR, JPMORGAN CHASE & COMPANY LOC)+/-SS.                                       0.45      09/01/2028       3,170,000
  24,200,000   LAFAYETTE IN SOLID WATER DISPOSAL TATE & LYLE INGREDIENTS PROJECT
               SERIES 2006 (RESOURCE RECOVERY REVENUE, RABOBANK NEDERLAND LOC)+/-SS.           0.35      09/01/2028      24,200,000
   1,495,000   NOBLESVILLE IN GREYSTONE APARTMENTS PROJECT SERIES B (HOUSING
               REVENUE, FHLB LOC)+/-SS.                                                        0.34      03/01/2041       1,495,000
   2,630,000   ST .JOSEPH COUNTY IN MIDCORR LAND DEVELOPMENT LLC PROJECT (IDR,
               NATIONAL CITY BANK LOC)+/-SS.                                                   0.39      10/01/2023       2,630,000
   2,120,000   ST. JOSEPH COUNTY IN ECONOMIC DEVELOPMENT REVENUE HANNAH & FRIENDS
               PROJECT SERIES 2007 (OTHER REVENUE, LASALLE BANK MIDWEST LOC)+/-SS.             0.55      11/01/2035       2,120,000
   3,600,000   UNION TOWNSHIP IN SCHOOL CORPORATION GO (OTHER REVENUE)                         2.13      12/31/2010       3,607,717
  10,595,000   VALPARAISO IN ECONOMIC DEVELOPMENT PINES VILLAGE RETIREMENT
               COMMUNITY PROJECT SERIES 2008 (HCFR, CENTIER BANK LOC)+/-SS.                    0.33      05/01/2038      10,595,000
   2,700,000   WABASH IN ECONOMIC DEVELOPMENT REVENUE MARTIN YALE INDUSTRIES
               PROJECT SERIES 1998 (IDR, BANK ONE INDIANA NA LOC)+/-++SS.                      0.80      09/01/2028       2,700,000
                                                                                                                        117,619,861
                                                                                                                     --------------
IOWA: 1.02%
   5,370,000   DES MOINES IA ELLIOT AVIATION PROJECT (OTHER REVENUE, US BANK NA
               LOC)+/-SS.                                                                      0.33      08/01/2027       5,370,000
   2,030,000   IOWA FINANCE AUTHORITY IDR INTERWEST PROJECT SERIES 2001 (IDR,
               COBANK ACB LOC)+/-SS.                                                           0.50      11/01/2016       2,030,000
   1,500,000   IOWA FINANCE AUTHORITY INDUSTRIAL DEVELOPMENT (IDR, BANK OF
               AMERICA NA LOC)+/-SS.                                                           0.50      06/01/2028       1,500,000
   3,250,000   IOWA FINANCE AUTHORITY RANDY & RONNIE HUNT PARTNERSHIP PROJECT
               SERIES 2009 (OTHER REVENUE, FARM CREDIT SERVICES AMERICA LOC)+/-SS.             0.30      02/01/2027       3,250,000
  12,000,000   IOWA FINANCE AUTHORITY SFHR SERIES 2006-F (HOUSING REVENUE,
               GNMA/FNMA INSURED)+/-SS.                                                        0.28      07/01/2036      12,000,000
   7,700,000   IOWA FINANCE AUTHORITY SOLID WASTE DISPOSAL REAL ESTATE IOWA ONE
               PROJECT SERIES 2006 (RESOURCE RECOVERY REVENUE, RABOBANK NA LOC)+/-SS.          0.45      10/01/2031       7,700,000
   2,750,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
               (EDUCATION REVENUE, NORTHERN TRUST LOC)+/-SS.                                   0.30      04/01/2033       2,750,000
     750,000   IOWA HIGHER EDUCATION LOAN AUTHORITY UNIVERSITY OF DUBUQUE
               (EDUCATION REVENUE, NORTHERN TRUST COMPANY LOC)+/-SS.                           0.27      04/01/2035         750,000
   1,865,000   IOWA HIGHER EDUCATIONAL LOAN AUTHORITY PRIVATE COLLEGE FACILITIES
               GRACELAND UNIVERSITY PROJECT SERIES 2003 (OTHER REVENUE, BANK OF
               AMERICA NA LOC)+/-SS.                                                           0.30      02/01/2033       1,865,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
IOWA (continued)
$  1,850,000   LE MARS LA IDR FEUERHELM PROPERTIES LP PROJECT SERIES 2000-A (IDR,
               FARM CREDIT SERVICES AMERICA LOC)+/-SS.                                         0.50%     03/01/2016  $    1,850,000
                                                                                                                         39,065,000
                                                                                                                     --------------
KANSAS: 0.26%
   1,000,000   DODGE CITY KS IDR FARMLAND NATIONAL BEEF PROJECT SERIES 1999 (IDR,
               RABOBANK INTERNATIONAL LOC)+/-SS.                                               0.45      02/01/2029       1,000,000
   1,000,000   OLATHE KS DIAMANT BOART SERIES A (IDR, SVENSKA HANDELSBANKEN
               LOC)+/-++SS.                                                                    0.43      03/01/2027       1,000,000
     990,000   OLATHE KS IDR INSULITE PROJECT SERIES 2000 (IDR, FIRSTAR BANK NA
                    LOC)+/-SS.                                                                 0.37      06/01/2020         990,000
   4,350,000   OLATHE KS ISL LLC PROJECT (OTHER REVENUE, US BANK NA LOC)+/-SS.                 0.40      08/01/2027       4,350,000
   2,485,000   OLATHE KS REFUNDING MFHR JEFFERSON PLACE APARTMENTS PROJECT SERIES
               B (HOUSING REVENUE, FHLMC INSURED)+/-SS.                                        0.34      01/01/2034       2,485,000
                                                                                                                          9,825,000
                                                                                                                     --------------
KENTUCKY: 3.55%
   2,495,000   BRECKINRIDGE COUNTY KY LEASE PROGRAM ASSOCIATION COUNTIES LEASING
               TRUST SERIES 1999 (LEASE REVENUE, US BANK NA LOC)+/-SS.                         0.28      12/01/2029       2,495,000
   3,100,000   CITY OF BARDSTOWN KY (IDR, US BANK NA LOC)+/-SS.                                0.34      10/01/2019       3,100,000
   7,815,000   HANCOCK COUNTY KY SOLID WASTE DISPOSAL FACILITIES NSA LIMITED
               PROJECT SERIES 1998 (RESOURCE RECOVERY REVENUE, BANK OF AMERICA NA
               LOC)+/-SS.                                                                      0.60      04/01/2028       7,815,000
   7,000,000   HOPKINS COUNTY KY INDUSTRIAL BUILDING LOK CORPORATION PROJECT
               SERIES 2007 (IDR, PNC BANK NA LOC)+/-SS.                                        0.34      10/01/2017       7,000,000
   2,750,000   JEFFERSON COUNTY KY INDUSTRIAL BUILDING DANT GROWTH LLC PROJECT
               SERIES 2002 (IDR, NATIONAL CITY BANK LOC)+/-SS.                                 0.39      09/01/2022       2,750,000
  15,000,000   KENTUCKY ECONOMIC DEVELOPMENT FINANCE AUTHORITY HOSPITAL ASHLAND
               HOSPITAL CORPORATION SERIES B (HCFR, BRANCH BANKING & TRUST LOC)+/-SS.          0.28      01/01/2038      15,000,000
   8,750,000   KENTUCKY EDA FINANCE GOODWILL INDUSTRIES KENTUCKY INCORPORATED
               PROJECT SERIES 2007 (ECONOMIC DEVELOPMENT REVENUE, PNC BANK NA
               LOC)+/-SS.                                                                      0.32      12/01/2037       8,750,000
   7,450,000   LOGAN COUNTY KY SOLID WASTE DISPOSAL WASTE MANAGEMENT LLC PROJECT
               (RESOURCE RECOVERY REVENUE, PNC BANK NA LOC)+/-SS.                              0.34      03/01/2021       7,450,000
  74,000,000   LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN SEWER DISTRICT SEWER
               & DRAIN SYSTEMS SERIES A (SEWER REVENUE)                                        1.25      05/26/2011      74,257,269
   1,400,000   MONTGOMERY COUNTY KY INDUSTRIAL BUILDING FACILITIES FINEBLANKING
               CORPORATION PROJECT SERIES 1996 (IDR, BANK OF AMERICA NA LOC)+/-SS.             0.55      08/01/2015       1,400,000
   2,500,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS SERIES
               P-FLOATS-MT-636 (MISCELLANEOUS REVENUE, BANK OF AMERICA NA LOC)+/-++SS.         0.32      12/01/2039       2,500,000
   3,780,000   WILLIAMSTOWN KY LEAGUE OF CITIES FUNDING TRUST LEASE SERIES 2008-A
               (LEASE REVENUE, US BANK NA LOC)+/-SS.                                           0.29      07/01/2038       3,780,000
                                                                                                                        136,297,269
                                                                                                                     --------------
LOUISIANA: 0.70%
   4,095,000   LOUISIANA HFA (HOUSING REVENUE, FNMA LOC)+/-SS.                                 0.32      12/01/2040       4,095,000
   4,000,000   LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES CDA HONEYWELL
               INTERNATIONAL INCORPORATED PROJECT (IDR)+/-++SS.                                0.50      12/01/2036       4,000,000
   2,000,000   LOUISIANA PUBLIC FACILITIES AUTHORITY CHRISTUS HEALTH SERIES
               2009-B-1 (HCFR, BANK OF NEW YORK LOC)+/-SS.                                     0.30      07/01/2047       2,000,000
   6,500,000   LOUISIANA PUBLIC FACILITIES AUTHORITY DYNAMIC FUELS LLC PROJECT
               SERIES 2008 (IDR, JPMORGAN CHASE BANK LOC)+/-SS.                                0.26      10/01/2033       6,500,000
   4,300,000   LOUISIANA PUBLIC FACILITIES AUTHORITY PORT LLC PROJECT SERIES 2008
               (IDR, BANK OF AMERICA NA LOC)+/-SS.                                             0.30      10/01/2028       4,300,000
   6,000,000   LOUISIANA STATE SERIES A (PROPERTY TAX REVENUE, BANQUE NATIONALE
               PARIS LOC)+/-SS.                                                                0.28      07/15/2026       6,000,000
                                                                                                                         26,895,000
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
MAINE: 0.16%
$  6,000,000   MAINE FINANCE AUTHORITY FOXCROFT ACADEMY (EDUCATION REVENUE, TD
               BANK NA LOC)+/-SS.                                                              0.28%     06/01/2038  $    6,000,000
                                                                                                                     --------------
MARYLAND: 1.85%
   4,465,000   BALTIMORE COUNTY MD CROSS CREEK APARTMENTS PROJECT SERIES 2008
               (HOUSING REVENUE, PNC BANK NA LOC)+/-SS.                                        0.32      11/01/2033       4,465,000
   2,740,000   BALTIMORE COUNTY MD MARYVALE PREPORATORY SCHOOL FACILITIES PROJECT
               SERIES 2005-A (EDUCATION REVENUE, MANUFACTURERS & TRADERS BANK
               LOC)+/-SS.                                                                      0.35      12/03/2035       2,740,000
   3,000,000   MARYLAND CDA MFHR HOPKINS VILLAGE APARTMENTS SERIES 2008-F
               (HOUSING REVENUE, FHLMC INSURED)+/-SS.                                          0.28      11/01/2038       3,000,000
   2,215,000   MARYLAND ECONOMIC DEVELOPMENT CORPORATION YMCA CENTRAL MARYLAND
               INCORPORATED PROJECT SERIES 2003 (OTHER REVENUE, BRANCH BANKING &
               TRUST LOC)+/-SS.                                                                0.30      04/01/2028       2,215,000
  12,175,000   MARYLAND HEALTH & HEFA STELLA  MARIS ISSUE SERIES 1997 (HCFR, M&T
               BANK LOC)+/-SS.                                                                 0.45      07/01/2021      12,175,000
  14,040,000   MARYLAND HEALTH & HEFA SUBURBAN HOSPITAL (HCFR, PNC BANK NA LOC)+/-SS.          0.27      07/01/2029      14,040,000
   1,530,000   MARYLAND HEALTH & HEFA VILLA JULIE COLLEGE SERIES 2005 (EDUCATION
               REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                          0.28      07/01/2030       1,530,000
   2,000,000   MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES COMMUNITY MFHR (OTHER
               REVENUE, FHLMC INSURED)+/-++SS.                                                 0.40      02/01/2040       2,000,000
     500,000   MONTGOMERY COUNTY MD HOUSING OPPORTUNITIES RB SERIES 2002-C
               (HOUSING REVENUE, GO OF COMMISSION, FNMA LOC)+/-SS.                             0.29      11/01/2032         500,000
   4,200,000   MONTGOMERY COUNTY MD SERIES 10-A (OTHER REVENUE)                                0.28      12/02/2010       4,200,000
   5,000,000   MONTGOMERY COUNTY MD SERIES 10-B (OTHER REVENUE)                                0.28      12/02/2010       5,000,000
   5,000,000   MONTGOMERY COUNTY MD SERIES 10-B (OTHER REVENUE)                                0.26      12/06/2010       5,000,000
  10,000,000   MONTGOMERY COUNTY MD SFHR SERIES F (HOUSING REVENUE, FNMA LOC)+/-SS.            0.34      07/01/2038      10,000,000
   3,985,000   UNIVERSITY OF MARYLAND COP COLLEGE BUSINESS SCHOOL PROJECT SERIES
               2000 (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-SS.                              0.35      06/01/2015       3,985,000
                                                                                                                         70,850,000
                                                                                                                     --------------
MASSACHUSETTS: 0.84%
  10,200,000   MASSACHUSETTS BAY TRANSPORTATION AUTHORITY GO GENERAL
               TRANSPORTATION SYSTEMS SERIES 2000 (TAX REVENUE, GO OF AUTHORITY)+/-SS.         0.29      03/01/2030      10,200,000
   3,800,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY GEORGETOWN VILLAGE
               APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)+/-SS.                       0.30      07/15/2036       3,800,000
   3,000,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY RESOURCE RECOVERY RB
               WASTE MANAGEMENT INCORPORATED PROJECT SERIES 1999 (RESOURCE
               RECOVERY REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                 0.28      07/01/2029       3,000,000
   3,400,000   MASSACHUSETTS HEFA BOSTON COLLEGE SERIES 3115-N (EDUCATION
               REVENUE)+/-++SS.                                                                0.30      06/01/2012       3,400,000
   4,250,000   MASSACHUSETTS MUNICIPAL SECURITIZATION TRUST RECEIPTS GO CLASS A
               (OTHER REVENUE, FGIC INSURED)+/-++SS.                                           0.31      05/01/2037       4,250,000
   7,625,000   MASSACHUSETTS MUNICIPAL SECURITIZATION TRUST RECEIPTS GO CLASS A
               (TAX REVENUE, AMBAC INSURED, SOCIETE GENERALE LOC)+/-++SS.                      0.31      08/01/2037       7,625,000
                                                                                                                         32,275,000
                                                                                                                     --------------
MICHIGAN: 3.13%
     290,000   GREEN LAKE TOWNSHIP MI ECONOMIC DEVELOPMENT CORPORATION (OTHER
               REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.                                         0.26      06/01/2034         290,000
   1,760,000   MACOMB COUNTY MI ECONOMIC DEVELOPMENT CORPORATION TPA INCORPORATED
               PROJECT SERIES 2007-A (IDR, NATIONAL CITY BANK LOC)+/-SS.                       0.39      12/01/2017       1,760,000
   6,000,000   MICHIGAN FINANCE  AUTHORITY SHORT AID NOTES SERIES D-3 (OTHER
               REVENUE, SCOTIA BANK LOC)                                                       2.00      08/22/2011       6,077,097
   5,000,000   MICHIGAN FINANCE AUTHORITY SHORT AID NOTES SERIES D-1(OTHER
               REVENUE, JPMORGAN CHASE BANK LOC)                                               2.00      08/19/2011       5,047,447

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
MICHIGAN (continued)
$  6,000,000   MICHIGAN FINANCE AUTHORITY SHORT AID NOTES SERIES D-2 (OTHER
               REVENUE, JPMORGAN CHASE BANK LOC)                                               2.00%     08/22/2011  $    6,077,097
  14,555,000   MICHIGAN HDA RENTAL HOUSING PROJECT SERIES 2006-A (HOUSING
               REVENUE, AGM INSURED GO OF AUTHORITY)+/-SS.                                     0.33      10/01/2040      14,555,000
  28,995,000   MICHIGAN HDA RENTAL HOUSING PROJECT SERIES 2006-C (HOUSING
               REVENUE, AGM INSURED GO OF AUTHORITY)+/-SS.                                     0.33      04/01/2041      28,995,000
  40,495,000   MICHIGAN HIGHER EDUCATION AUTHORITY STUDENT LOAN RBC MUNICIPAL
               PRODUCTS TRUST INCORPORATED CERTIFICATE SERIES L-33 (STUDENT LOAN
               REVENUE, ROYAL BANK OF CANADA LOC)+/-++SS.                                      0.34      09/01/2026      40,495,000
   7,100,000   MICHIGAN HOSPITAL FINANCE AUTHORITY ASCENSION HEALTH GROUP SERIES
               2010-8 (HCFR)+/-SS.                                                             0.39      11/15/2049       7,100,000
   5,000,000   MICHIGAN STATE SERIES A (PROPERTY TAX REVENUE)                                  2.00      09/30/2011       5,070,800
   1,015,000   MICHIGAN STATE STRATEGIC FUND FITZ LAND LLC PROJECT (IDR, NATIONAL
               CITY BANK LOC)+/-SS.                                                            0.39      08/01/2025       1,015,000
     700,000   MICHIGAN STRATEGIC FUND LIMITED METHODIST CHILDRENS HOME PROJECT
               SERIES 1995 (HCFR, BANK ONE MICHIGAN LOC)+/-++SS.                               0.59      08/01/2015         700,000
   3,000,000   MICHIGAN STRATEGIC FUND LIMITED OBLIGATION MIBELLOON DAIRY PROJECT
               SERIES 2006 (IDR, GREENSTONE FARM CREDIT)+/-SS.                                 0.45      12/01/2026       3,000,000
                                                                                                                        120,182,441
                                                                                                                     --------------
MINNESOTA: 3.61%
     650,000   ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
               REVENUE, FNMA INSURED)+/-SS.                                                    0.30      11/15/2033         650,000
     632,000   ARDEN HILLS MN HOUSING & HCFR PRESBYTERIAN HOMES SERIES A (HCFR,
               US BANK NA LOC)+/-SS.                                                           0.27      09/01/2029         632,000
   2,110,000   BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA INSURED)+/-SS.            0.35      11/15/2032       2,110,000
   2,410,000   BLOOMINGTON MN NORLAN PARTNERS SERIES B (HOUSING REVENUE, LASALLE
               NATIONAL BANK NA LOC)+/-SS.                                                     0.40      07/15/2032       2,410,000
   5,090,000   BLOOMINGTON MN REFUNDING MFHR NORLAN PARTNERSHIP SERIES A-1
               (HOUSING REVENUE, FNMA INSURED)+/-SS.                                           0.35      07/15/2032       5,090,000
     400,000   CITY OF MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ADADEMY
               PROJECT (EDUCATION REVENUE, US BANK NA LOC)+/-SS.                               0.29      10/01/2023         400,000
     380,000   CITY OF MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ADADEMY
               PROJECT (EDUCATION REVENUE, US BANK NA LOC)+/-SS.                               0.30      10/01/2023         380,000
  10,000,000   CITY OF ROCHESTER MN HEALTH CARE SERIES 01-C (OTHER REVENUE)                    0.32      01/05/2011      10,000,000
   1,800,000   COON RAPIDS MN DRAKE APARTMENTS PROJECT A (OTHER REVENUE, FNMA
               INSURED)+/-SS.                                                                  0.35      06/15/2038       1,800,000
   3,000,000   DAKOTA COUNTY MN CDA VIEW POINTE APARTMENTS PROJECT SERIES
               2007-A(HOUSING REVENUE, FNMA INSURED)+/-SS.                                     0.35      01/15/2038       3,000,000
     300,000   EDEN PRAIRIE MN REFUNDING MFHR PARK AT CITY WEST APARTMENTS
               PROJECT SERIES 2001 (HOUSING REVENUE, FHLMC INSURED)+/-SS.                      0.30      09/01/2031         300,000
   2,650,000   FOREST LAKE MN KILKENNY COURT APARTMENTS PROJECT (OTHER REVENUE,
               FNMA INSURED)+/-SS.                                                             0.31      08/15/2038       2,650,000
   1,385,000   HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS PROJECT
               (MFHR, LASALLE NATIONAL BANK NA LOC)+/-SS.                                      0.35      04/15/2035       1,385,000
   2,400,000   MAHTOMEDI MN HOUSING REVENUE BRIARCLIFF MANOR APARTMENTS SERIES A
               (OTHER REVENUE, FNMA INSURED)+/-SS.                                             0.35      06/15/2038       2,400,000
   1,000,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY PROJECT
               (PRIVATE SCHOOL REVENUE, US BANK NA LOC)+/-SS.                                  0.30      10/01/2031       1,000,000
   2,175,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEMS
               SERIES B-1 (HCFR, JPMORGAN CHASE BANK LOC)+/-SS.                                0.26      11/15/2035       2,175,000
   3,375,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
               SERIES B (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-SS.                         0.30      08/15/2025       3,375,000
   3,800,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA SERIES B-2 (HCFR, JPMORGAN
               CHASE BANK LOC)+/-SS.                                                           0.26      11/15/2035       3,800,000
   2,740,000   MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A (HOUSING REVENUE, US
               BANK NA LOC)+/-SS.                                                              0.40      10/01/2024       2,740,000
     195,000   MINNEAPOLIS MN GATEWAY REAL ESTATE (HOUSING REVENUE, US BANK NA
               LOC)+/-SS.                                                                      0.35      10/01/2032         195,000
   3,600,000   MINNEAPOLIS MN MFHR STONE ARCH APARTMENTS (HOUSING REVENUE, FNMA
               INSURED)+/-SS.                                                                  0.35      04/15/2035       3,600,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
MINNESOTA (continued)
$  1,690,000   MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A (OTHER
               REVENUE, US BANK NA LOC)+/-SS.                                                  0.27%     10/01/2021  $    1,690,000
   2,780,000   MINNEAPOLIS MN SECOND STREET ACQUISITION SERIES A (HOUSING
               REVENUE, LASALLE NATIONAL BANK NA LOC)+/-SS.                                    0.40      01/01/2033       2,780,000
     835,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD COMO
               PARTNERSHIP PROJECT SERIES 1996 (IDR, US BANK NA LOC)+/-SS.                     0.43      05/01/2016         835,000
   8,245,000   MINNESOTA BOND SECURITIZATION TRUST CERTIFICATE CARLETON LOFTS
               PROJECT CLASS A (OTHER REVENUE, LASALLE BANK NA LOC)+/-++SS.                    0.50      12/01/2048       8,245,000
   1,585,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES C (HOUSING REVENUE,
               FHLB INSURED)+/-SS.                                                             0.31      07/01/2048       1,585,000
     185,000   MINNESOTA STATE RESIDENTIAL HOUSING SERIES G (HOUSING REVENUE, GO
               OF AUTHORITY)+/-SS.                                                             0.30      01/01/2032         185,000
   3,610,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (EDUCATION
               REVENUE, ALLIED IRISH BANK PLC LOC)+/-SS.                                       0.30      10/01/2021       3,610,000
   5,250,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER REVENUE,
               BANK OF NEW YORK LOC)+/-SS.                                                     0.30      10/01/2032       5,250,000
     785,000   MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)+/-SS.                             0.30      05/15/2034         785,000
   5,500,000   MOORHEAD MN SOLID WASTE DISPOSAL AMERICAN CRYSTAL SUGAR PROJECT
               SERIES 1997 (RESOURCE RECOVERY REVENUE, WELLS FARGO BANK NA LOC)+/-
               (DEGREE)(DEGREE)++SS.                                                           0.45      04/01/2012       5,500,000
   2,300,000   OAKDALE MN COTTAGE HOMESTEADS OF ASPEN (HOUSING REVENUE, FHLMC
               INSURED)+/-SS.                                                                  0.35      06/01/2045       2,300,000
   2,325,000   PLYMOUTH MN MFHR AT THE LAKE APARTMENTS PROJECT (HOUSING REVENUE,
               FHLMC INSURED)+/-SS.                                                            0.35      08/01/2034       2,325,000
   2,900,000   RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY APARTMENTS
               LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)+/-SS.               0.37      10/01/2038       2,900,000
   6,000,000   RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E19 HEALTH CARE
               FACILITIES REVENUE, ROYAL BANK OF CANADA LOC)+/-SS.                             0.30      11/15/2047       6,000,000
     150,000   ROCHESTER MN HEALTH CARE FACILITIES MAYO FOUNDATION (HOSPITAL
               REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                          0.25      08/15/2032         150,000
     825,000   ST. ANTHONY MN LANDINGS SILVER LAKE SERIES A (MFHR, LASALLE
               NATIONAL BANK NA LOC)+/-SS.                                                     0.37      10/01/2037         825,000
   4,000,000   ST. CLOUD MN HEALTH CENTRAL CARE SERIES C (HCFR, ASSURED
               GUARANTY)+/-SS.                                                                 0.28      05/01/2042       4,000,000
   8,145,000   ST. LOUIS PARK MN REFUNDING MFHR NEWPORT ON SEVEN APARTMENTS
               PROJECT SERIES 2001 (HOUSING REVENUE, FNMA INSURED)+/-SS.                       0.35      09/15/2031       8,145,000
  10,750,000   ST. PAUL MN HOUSING & RDA BRIDGECREEK PLACE LIMITED PROJECT SERIES
               2004-A (HOUSING REVENUE, LASALLE BANK NA LOC)+/-SS.                             0.37      06/15/2037      10,750,000
   2,840,000   ST. PAUL MN HOUSING & RDA HAMPDEN SQUARE APARTMENTS SERIES A
               (HOUSING REVENUE, FNMA INSURED)+/-SS.                                           0.35      06/01/2032       2,840,000
   2,595,000   ST. PAUL MN HOUSING & RDA LEASED HOUSING ASSOCIATION SERIES A
               (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)+/-SS.                           0.40      09/01/2035       2,595,000
   1,100,000   ST. PAUL MN PORT AUTHORITY (IDR, DEUTSCHE BANK AG LOC)+/-SS.                    0.27      12/01/2028       1,100,000
   3,150,000   ST. PAUL MN PORT AUTHORITY DISTRICT HEATING SERIES 14-S (OTHER
               REVENUE, DEUTSCHE BANK AG LOC)+/-SS.                                            0.27      12/01/2028       3,150,000
   1,000,000   ST. PAUL PORT AUTHORITY (IDR, DEUTSCHE BANK AG LOC)+/-SS.                       0.32      12/01/2028       1,000,000
   1,100,000   ST. PAUL PORT AUTHORITY (IDR, DEUTSCHE BANK AG LOC)+/-SS.                       0.32      03/01/2029       1,100,000
     150,000   ST. PAUL PORT AUTHORITY WESTGATE PROJECT (MISCELLANEOUS REVENUE,
               US BANK NA LOC)+/-SS.                                                           0.28      02/01/2015         150,000
     500,000   ST. PAUL PORT AUTHORITY WESTGATE PROJECT (MISCELLANEOUS REVENUE,
               US BANK NA LOC)+/-SS.                                                           0.29      02/01/2015         500,000
   2,200,000   STEVENS COUNTY MN SOLID WASTE DISPOSAL RIVERVIEW DAIRY PROJECT
               SERIES 2007 (RESOURCE RECOVERY REVENUE, AGCOUNTRY FARM CREDIT
               LOC)+/-SS.                                                                      0.41      08/01/2032       2,200,000
   5,800,000   SWIFT COUNTY MN SOLID WASTE DISPOSAL EAST DUBLIN DAIRY LLP PROJECT
               SERIES 2008 (RESOURCE RECOVERY REVENUE, AGCOUNTRY FARM CREDIT
               LOC)+/-SS.                                                                      0.41      04/01/2033       5,800,000
     180,000   UNIVERSITY OF MINNESOTA SERIES A (EDUCATION REVENUE, GO OF
               UNIVERSITY)+/-SS.                                                               0.30      08/15/2031         180,000
                                                                                                                        138,567,000
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
MISSISSIPPI: 1.00%
$ 14,500,000   CLIPPER TAX-EXEMPT CERTIFICATE TRUST SERIES 2007-32 (OTHER
               REVENUE)+/-SS.                                                                  0.35%     02/01/2016  $   14,500,000
  16,900,000   MISSISSIPPI BUSINESS FINANCE CORPORATION GULF OPPORTUNITY ZONE
               PROJECT LLC (IDR, FHLB INSURED)+/-SS.                                           0.27      08/01/2035      16,900,000
   6,800,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION HARRISON COUNTY
               UTILITY AUTHORITY WASTEWATER TREATMENT PROJECT SERIES 2006-A
               (RESOURCE RECOVERY REVENUE, FSA INSURED)+/-SS.                                  0.32      07/01/2033       6,800,000
                                                                                                                         38,200,000
                                                                                                                     --------------
MISSOURI: 0.58%
     539,055   CLIPPER TAX-EXEMPT CERTIFICATE TRUST SERIES 1999-02 (OTHER
               REVENUE)+/-SS.                                                                  0.45      01/01/2049         539,055
   1,523,000   CLIPPER TAX-EXEMPT CERTIFICATE TRUST SERIES 2005-14 (OTHER
               REVENUE)+/-++SS.                                                                0.45      03/01/2038       1,523,000
   2,300,000   JASPER COUNTY MO IDA LEGGETT & PLATT INCORPORATED SERIES 1984
               (IDR, JPMORGAN CHASE BANK LOC)+/-++SS.                                          0.28      08/01/2016       2,300,000
   2,495,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION SERIES
               A (OTHER REVENUE)+/-SS.                                                         0.27      04/01/2027       2,495,000
   1,000,000   MISSOURI HEFA WASHINGTON UNIVERSITY PROJECT SERIES B (EDUCATION
               REVENUE)+/-SS.                                                                  0.25      02/15/2033       1,000,000
   5,260,000   ST. CHARLES COUNTY MO IDA RB CRAFTSMEN INDUSTRIES PROJECT SERIES
               1998-A (IDR, US BANK NA LOC)+/-SS.                                              0.39      12/01/2019       5,260,000
   1,975,000   ST. CHARLES COUNTY MO IDA RB KUENZ HEATING & SHEET METAL SERIES
               2001 (IDR, US BANK NA LOC)+/-SS.                                                0.49      04/01/2026       1,975,000
   7,105,000   ST. LOUIS COUNTY MO SPECIAL OBLIGATION TAX ANTICIPATION NOTES
               (OTHER REVENUE)                                                                 0.45      08/01/2011       7,109,066
                                                                                                                         22,201,121
                                                                                                                     --------------
NEBRASKA: 0.93%
  14,950,000   CENTRAL PLAINS NE NEBRASKA GAS PROJECT NO. 2 SERIES 2009
               (UTILITIES REVENUE)+/-SS.                                                       0.30      08/01/2039      14,950,000
     910,000   DOUGLAS COUNTY NE IDR JAMES SKINNER COMPANY PROJECT SERIES 1999
               (IDR, US BANK NA LOC)+/-SS.                                                     0.38      01/12/2012         910,000
   4,310,000   NEBRASKA INVESTMENT FINANCE AUTHORITY MFHR APPLE CREEK ASSOCIATES
               PROJECT SERIES 1985-A (HOUSING REVENUE, NORTHERN TRUST COMPANY
               LOC)+/-SS.                                                                      0.43      09/01/2031       4,310,000
   8,950,000   NEBRASKA INVESTMENT FINANCE AUTHORITY REFUNDING MFHR PHEASANT
               RIDGE APARTMENTS SERIES 2008 (HOUSING REVENUE, FHLMC INSURED)+/-SS.             0.31      04/01/2038       8,950,000
   6,500,000   NEBRASKA INVITATIONAL FINANCE AUTHORITY SOLID WASTE DISPOSAL
               BUTLER COUNTY DAIRY LLC SERIES 2009 (RESOURCE RECOVERY REVENUE,
               FARM CREDIT SERVICES AMERICA LOC)+/-SS.                                         0.30      12/01/2037       6,500,000
                                                                                                                         35,620,000
                                                                                                                     --------------
NEVADA: 0.63%
   5,000,000   CLARK COUNTY NV AIRPORT SERIES E-1 (AIRPORT & MARINA REVENUE)                   2.50      06/01/2011       5,053,888
   3,550,000   CLARK COUNTY NV HIGHWAY IMPROVEMENT RB SERIES DBE-669 (SALES TAX
               REVENUE, AMBAC INSURED)+/-SS.                                                   0.31      01/15/2017       3,550,000
   6,215,000   ECLIPSE FUNDING TRUST 2006-0146 SOLAR ECLIPSE (PROPERTY TAX
               REVENUE, US BANK NA LOC)+/-SS.                                                  0.29      11/01/2014       6,217,541
     895,000   ECLIPSE FUNDING TRUST 2006-0146 SOLAR ECLIPSE (PROPERTY TAX
               REVENUE, US BANK NA LOC)+/-SS.                                                  0.29      11/01/2032         895,000
   8,390,000   WASHOE COUNTY NV ECLIPSE FUNDING TRUST GO SERIES 2006-0142
               (PROPERTY TAX REVENUE, US BANK NA LOC)+/-SS.                                    0.29      09/01/2014       8,405,880
                                                                                                                         24,122,309
                                                                                                                     --------------
NEW HAMPSHIRE: 0.21%
   8,000,000   MERRIMACK COUNTY NH GO TRAN (PROPERTY TAX REVENUE)                              1.00       2/30/2010       8,005,166
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
NEW JERSEY: 2.90%
$  4,745,000   CAMDEN COUNTY NJ IMPROVEMENT AUTHORITY HEALTH CARE REDEVELOPMENT
               RB THE COOPER HEALTH SYSTEMS PROJECT SERIES 2004-B (HCFR, TD BANK
               NA LOC)+/-SS.                                                                   0.24%     08/01/2032  $    4,745,000
   6,500,000   CLIPPER TAX EXEMPT CERTIFICATE TRUST PARTNER 2009-32 NJ
               (TRANSPORTATION REVENUE)+/-SS.                                                  0.30      12/15/2023       6,500,000
  15,000,000   CLIPPER TAX EXEMPT CERTIFICATE TRUST PARTNER 2009-70 NJ
               (TRANSPORTATION REVENUE)+/-SS.                                                  0.30      01/01/2020      15,000,000
   5,000,000   DEUTSCHE BANK SPEARS/LIFERS TRUST DBE 317 (TRANSPORTATION REVENUE,
               FSA INSURED)+/-SS.                                                              0.31      06/15/2028       5,000,000
   2,000,000   DEUTSCHE BANK SPEARS/LIFERS TRUST DBE 317 (TRANSPORTATION REVENUE,
               FSA INSURED)+/-SS.                                                              0.31      12/15/2033       2,000,000
   8,000,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST (MISCELLANEOUS REVENUE)+/-++SS.            0.28      06/23/2011       8,000,000
  14,000,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES 3811 (MISCELLANEOUS
               REVENUE)+/-++SS.                                                                0.30      06/23/2011      14,000,000
   3,000,000   MILLBURN TOWNSHIP NJ (PROPERTY TAX REVENUE)                                     1.50      02/10/2011       3,008,841
   1,455,000   NEW JERSEY DEUTSCHE BANK SPEARS TRUST SERIES 2006-B (OTHER
               REVENUE, FSA INSURED)+/-++SS.                                                   0.31      12/15/2034       1,455,000
   1,210,000   NEW JERSEY EDA SCHOOL FACILITIES SERIES 3824 (OTHER REVENUE, FGIC
               INSURED)+/-SS.                                                                  0.49      03/01/2023       1,210,000
   2,250,000   NEW JERSEY EDA THE PEDDIE SCHOOL PROJECT SERIES 1996 (OTHER
               REVENUE)+/-++SS.                                                                0.27      02/01/2026       2,250,000
   2,850,000   NEW JERSEY EDA THE PEDDIE SCHOOL PROJECT SERIES B (OTHER REVENUE)+/-SS.         0.27      02/01/2029       2,850,000
     195,000   NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTHORITY SERIES A1
               (HFFA, COMMERCE BANK NA LOC)+/-SS.                                              0.27      07/01/2014         195,000
  13,250,000   NEW JERSEY HIGHER EDUCATION ASSISTANCE AUTHORITY STUDENT LOAN RB
               ROCS-RR-II-R-11853 (STUDENT LOAN REVENUE, ASSURED GUARANTY)+/-++SS.             0.36      06/01/2016      13,250,000
   4,945,000   NEW JERSEY STATE TRANSPORTATION SERIES 146 (SALES TAX REVENUE,
               FIRST SECURITY BANK LOC)+/-++SS.                                                0.31      06/15/2011       4,945,000
     590,000   NEW JERSEY STATE TRANSPORTATION TRUST FUND AUTHORITY SERIES DC8033
               (TRANSPORTATION REVENUE, FSA- CR INSURED, DEXIA CREDIT LOCAL LOC)+/-SS.         0.40      12/15/2019         590,000
   4,500,000   NEW JERSEY STATE TRANSPORTATION TRUST FUND AUTHORITY SERIES DC8033
               (TRANSPORTATION REVENUE, FSA- CR INSURED, DEXIA CREDIT LOCAL LOC)+/-SS.         0.40      12/15/2022       4,500,000
   2,250,000   NEW JERSEY TRANSPORTATION AUTHORITY SERIES 3859 (TRANSPORTATION
               REVENUE, FGIC INSURED)+/-SS.                                                    0.49      06/15/2019       2,250,000
   3,070,000   NEW JERSEY TRANSPORTATION AUTHORITY SERIES A (OTHER REVENUE, FGIC
               INSURED)+/-SS.                                                                  0.49      06/15/2019       3,070,000
   2,780,000   NEW JERSEY TTFA SERIES 2005-D (TRANSPORTATION REVENUE, FSA
               INSURED)+/-++SS.                                                                0.40      12/15/2013       2,780,000
  10,000,000   NORTH BRUNSWICK NJ BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)               1.25      08/11/2011      10,069,506
   3,492,000   SPARTA TOWNSHIP NJ GO (PROPERTY TAX REVENUE)                                    1.50      02/25/2011       3,502,644
                                                                                                                        111,170,991
                                                                                                                     --------------
NEW MEXICO: 0.79%
   4,800,000   NEW MEXICO EDUCATIONAL ASSISTANCE FOUNDATION (EDUCATION REVENUE,
               ROYAL BANK OF CANADA LOC)+/-SS.                                                 0.32      04/01/2034       4,800,000
  20,000,000   NEW MEXICO MUNICIPAL ENERGY ACQUISITION AUTHORITY GAS SUPPLY
               SERIES 2009 (UTILITIES REVENUE)+/-SS.                                           0.30      11/01/2039      20,000,000
   4,000,000   NEW MEXICO STATE (TAX REVENUE)                                                  2.50      06/30/2011       4,057,868
   1,410,000   ROSEWELL MN ROSWELL LLC PROJECT SERIES A (EDUCATION REVENUE,
               SOVEREIGN BANK FSB LOC)+/-SS.                                                   0.40      07/01/2036       1,410,000
                                                                                                                         30,267,868
                                                                                                                     --------------
NEW YORK: 8.11%
   7,975,000   BRANCH BANK & TRUST MUNICIPAL TRUST SERIES 1039 (OTHER REVENUE,
               BRANCH BANKING & TRUST LOC)+/-++SS.                                             0.36      06/01/2025       7,975,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
NEW YORK (continued)
$ 28,320,000   BRANCH BANKING & TRUST COMPANY MUNICIPAL TRUST SERIES 1037 (OTHER
               REVENUE, BRANCH BANKING & TRUST LOC)+/-++SS.                                    0.39%     07/02/2019  $   28,320,000
  22,510,000   BRANCH BANKING & TRUST COMPANY MUNICIPAL TRUST SERIES 1038 (OTHER
               REVENUE, BRANCH BANKING & TRUST LOC)+/-++SS.                                    0.46      11/11/2017      22,510,000
   8,935,300   DEPEW NY FREE SCHOOL DISTRICT GO SERIES A (PROPERTY TAX REVENUE,
               STATE AID WITHHOLDING)                                                          1.25      06/02/2011       8,962,206
  12,095,000   ERIE COUNTY NY IDAG CIVIC FACILITIES CANISIUS HIGH SCHOOL PROJECT
               SERIES 2008 (LEASE REVENUE, MANUFACTURERS & TRADERS BANK LOC)+/-SS.             0.35      02/01/2038      12,095,000
   1,475,000   LONG ISLAND NY POWER AUTHORITY ELECTRIC SUBSERIES 1B (UTILITIES
               REVENUE, STATE STREET BANK & TURST COMPANY LOC)+/-SS.                           0.25      05/01/2033       1,475,000
   2,185,000   NASSAU COUNTY NY INTERIM FINANCE AUTHORITY SERIES D-1 (SALES TAX
               REVENUE)+/-SS.                                                                  0.29      11/15/2017       2,185,000
   4,400,000   NEW YORK CONVENTION CENTER DEVELOPMENT CORPORATION NEW YORK HOTEL
               UNIT FEE SECURED SERIES 3095 (TAX REVENUE, AMBAC INSURED)+/-++SS.               0.30      11/15/2044       4,400,000
  20,420,000   NEW YORK DORMITORY AUTHORITY TAX EXEMPT CERTIFICATE ST. JOHN'S
               UNIVERSITY SERIES 2007 (OTHER REVENUE)+/-++SS.                                  0.30      08/01/2020      20,420,000
   1,500,000   NEW YORK HFA ARCHSTONE WESTBURY HOUSING PROJECT SERIES
               2004-A(HOUSING REVENUE, BANK OF AMERICA CORPORATION LOC)+/-SS.                  0.29      11/01/2036       1,500,000
   2,200,000   NEW YORK HOUSING FINANCE AGENCY WEST 23RD STREET SERIES 2002-A
               (HOUSING REVENUE, FNMA INSURED)+/-SS.                                           0.28      05/15/2033       2,200,000
  21,210,000   NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY SERIES 2005-A
               ROC-RR-II-R-594PB (TRANSPORTATION REVENUE, AGC-ICC AMBAC
               INSURED)+/-++SS.                                                                0.32      11/15/2013      21,210,000
  11,650,000   NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY SERIES 2006-B
               ROC-RR-II-R-11711 (TRANSPORTATION REVENUE, FSA INSURED)+/-++SS.                 0.32      11/15/2027      11,650,000
   5,660,000   NEW YORK MORTGAGE AGENCY HOMEOWNER ROC-RR-II-R-11704 (HOUSING
               REVENUE)+/-++SS.                                                                0.36      10/01/2031       5,660,000
   2,195,000   NEW YORK MORTGAGE AGENCY HOMEOWNER SERIES 154 (HOUSING REVENUE)+/-SS.           0.40      10/01/2039       2,195,000
   4,385,000   NEW YORK MORTGAGE AGENCY HOMEOWNER SERIES 161 ROC-RR-II-R-11713
               (HOUSING REVENUE)+/-++SS.                                                       0.30      10/01/2016       4,385,000
   3,520,000   NEW YORK MORTGAGE AGENCY HOMEOWNER SERIES 71 ROC-RR-II-R-11706
               (HOUSING REVENUE)+/-++SS.                                                       0.36      10/01/2024       3,520,000
   3,000,000   NEW YORK MORTGAGE AGENCY SERIES 106 ROC-RR-II-R-11708 (HOUSING
               REVENUE)+/-++SS.                                                                0.35      04/01/2034       3,000,000
   9,700,000   NEW YORK MORTGAGE AGENCY SERIES 73-A ROC-RR-II-R-11707 (HOUSING
               REVENUE)+/-++SS.                                                                0.36      10/01/2024       9,700,000
   7,500,000   NEW YORK NY (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK LOC)+/-SS.               4.75      08/01/2017       7,500,000
   7,120,000   NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION (HOUSING REVENUE,
               FNMA INSURED)+/-SS.                                                             0.48      05/01/2046       7,120,000
     400,000   NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION SERIES A (HOUSING
               REVENUE, FNMA INSURED)+/-SS.                                                    0.27      05/01/2034         400,000
   2,300,000   NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION SERIES A (HOUSING
               REVENUE, FNMA INSURED)+/-SS.                                                    0.27      05/15/2034       2,300,000
   5,000,000   NEW YORK NY HOUSING DEVELOPMENT CORPORATION MFHR (HOUSING
               REVENUE)+/-SS.                                                                  0.53      11/01/2040       5,000,000
   1,295,000   NEW YORK NY HOUSING DEVELOPMENT CORPORATION MFHR SERIES 143
               ROC-RR-II-R 11699 (HOUSING REVENUE)+/-++SS.                                     0.36      11/01/2040       1,295,000
   6,620,000   NEW YORK NY HOUSING DEVELOPMENT CORPORATION MFHR SERIES 2009-C1
               (OTHER REVENUE)+/-++SS.                                                         0.30      05/01/2029       6,620,000
   4,200,000   NEW YORK NY MUNICIPAL WATER & SEWER FINANCE AUTHORITY ROC-RR-II
               R-11697 (UTILITIES REVENUE, BHAC INSURED)+/-++SS.                               0.31      06/15/2016       4,200,000
  10,480,000   NEW YORK NY TFA BUILDING FISCAL YEAR 2007 SERIES S-1
               ROC-RR-II-R-809PB (OTHER REVENUE, AGC INSURED)+/-++SS.                          0.31      01/15/2015      10,480,000
   8,075,000   NEW YORK NY TRANSITIONAL FINANCE AUTHORITY SERIES 3F (TAX
               REVENUE)+/-SS.                                                                  0.25      11/01/2022       8,075,000
  15,000,000   NEW YORK STATE HOUSING FINANCE AGENCY ECONOMIC DEVELOPMENT (INCOME
               TAX REVENUE)+/-SS.                                                              0.29      03/15/2033      15,000,000
   5,000,000   NEW YORK URBAN DEVELOPMENT CORPORATION ROC-II-R-11710 (OTHER
               REVENUE)+/-++SS.                                                                0.30      03/01/2028       5,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
NEW YORK (continued)
$  9,100,000   ONONDAGA COUNTY NY IDAG CIVIC FACILITIES SYRACUSE RESH CORPORATION
               PROJECT SERIES 2005 (IDR, MANUFACTURERS & TRADERS BANK LOC)+/-SS.               0.35%     12/01/2031  $    9,100,000
  14,000,000   OYSTER BAY NY BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)                    1.25      08/12/2011      14,103,155
   8,200,000   ROCKLAND COUNTY NY IDAG ASSISTED LIVING NORTHERN RIVER PROJECT
               SERIES 1999 (HCFR, MANUFACTURERS & TRADERS BANK LOC)+/-SS.                      0.40      02/01/2029       8,200,000
   5,630,000   TARRYTOWNS NY UNIFIED SCHOOL DISTRICT BOND ANTICIPATION NOTES
               (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)                                   1.50      08/12/2011       5,679,720
   7,280,000   TOMPKINS COUNTY NY IDAG CIVIC FACILITIES COMMUNITY PROPERTY ITHACA
               INCORPORATED SERIES 2003-A (IDR, MANUFACTURERS & TRADERS BANK
               LOC)+/-SS.                                                                      0.40      03/01/2030       7,280,000
  20,215,000   UPSTATE NEW YORK TELECOMMUNICATIONS CORPORATION SERIES 2005 (OTHER
               REVENUE, MANUFACTURERS & TRADERS BANK LOC)+/-SS.                                0.35      03/01/2020      20,215,000
                                                                                                                        310,930,081
                                                                                                                     --------------
NORTH CAROLINA: 2.86%
  18,595,000   BRANCH BANKING & TRUST COMPANY MUNICIPAL TRUST SERIES 2062 (OTHER
               REVENUE, GUARANTEED STUDENT LOANS)+/-++SS.                                      0.33      08/05/2027      18,595,000
  18,445,000   BRANCH BANKING & TRUST COMPANY MUNICIPAL TRUST SERIES 2064 (OTHER
               REVENUE, GUARANTEED STUDENT LOANS)+/-++SS.                                      0.33      08/06/2027      18,445,000
   4,500,000   CHARLOTTE NC AIRPORT CHARLOTTE DOUGLAS AIRPORT SERIES D
               (TRANSPORTATION REVENUE, BANK OF AMERICA CORPORATION LOC)+/-SS.                 0.30      07/01/2034       4,500,000
   2,625,000   LEE COUNTY NC INDUSTRIAL FACILITIES & PCFA CHALLENGE PRINTING
               COMPANY PROJECT (OTHER REVENUE, WACHOVIA BANK LOC)+/-
               (DEGREE)(DEGREE)SS.                                                             0.50      07/01/2027       2,625,000
   5,000,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY (OTHER REVENUE,
               BRANCH BANKING & TRUST LOC)+/-SS.                                               0.27      03/01/2031       5,000,000
   6,515,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY EDUCATIONAL
               GREENSBORO COLLEGE PROJECT SERIES 2003 (EDUCATION REVENUE, BRANCH
               BANKING & TRUST LOC)+/-SS.                                                      0.30      09/01/2027       6,515,000
   3,580,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY EDUCATIONAL
               GUILFORD COLLEGE PROJECT SERIES 2008 (EDUCATION REVENUE, BRANCH
               BANKING & TRUST LOC)+/-SS.                                                      0.30      05/01/2024       3,580,000
   4,000,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY EDUCATIONAL HIGH
               POINT UNIVERSITY PROJECT SERIES 2008 (EDUCATION REVENUE, BRANCH
               BANKING & TRUST LOC)+/-SS.                                                      0.30      05/01/2030       4,000,000
   2,605,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY VARIOUS-ELON
               COLLEGE SERIES A (EDUCATION REVENUE, BANK OF AMERICA NA LOC)+/-SS.              0.55      01/01/2014       2,605,000
   9,150,000   NORTH CAROLINA EDUCATION CARE COMMUNITY HCFR (HCFR)+/-SS.                       0.27      10/01/2028       9,150,000
   5,180,000   NORTH CAROLINA EDUCATION CARE COMMUNITY HCFR UNIVERSITY HEALTH
               SYSTEMS OF EASTERN CAROLINA SERIES 2008-B-2 (HCFR, BRANCH BANKING
               & TRUST LOC)+/-SS.                                                              0.28      12/01/2036       5,180,000
   6,000,000   NORTH CAROLINA HFA HOMEOWNERSHIP ROCS-RR-II-R-11858 (HOUSING
               REVENUE)+/-++SS.                                                                0.36      01/01/2033       6,000,000
   3,500,000   NORTH CAROLINA PORT AUTHORITY FACILITIES SERIES 2008
               (TRANSPORTATION REVENUE, BRANCH BANKING & TRUST LOC)+/-SS.                      0.30      06/01/2036       3,500,000
   9,495,000   NORTH CAROLINA STUDENT EDUCATIONAL ASSISTANCE AUTHORITY BRANCH
               BANK & TRUST MUNICIPAL TRUST SERIES 2065 (OTHER REVENUE,
               GUARANTEED STUDENT LOANS)+/-++SS.                                               0.33      05/24/2028       9,495,000
   3,700,000   ROCKINGHAM COUNTY NC INDUSTRIAL FACILITIES & PCFA INNOFA USA
               PROJECT SERIES 2007 (IDR, BRANCH BANKING & TRUST LOC)+/-SS.                     0.38      12/01/2026       3,700,000
   6,610,000   STANLY COUNTY NC INDUSTRIAL FACILITIES & PCFA RB CHICAGO TUBE
               COMPANY (IDR, JPMORGAN CHASE BANK LOC)+/-SS.                                    0.39      04/01/2018       6,610,000
                                                                                                                        109,500,000
                                                                                                                     --------------
NORTH DAKOTA: 1.03%
   3,500,000   NORTH DAKOTA RURAL WATER FINANCE CORPORATION PUBLIC PROJECT
               CONSTRUCTION NOTES A-4 (WATER REVENUE)                                          1.50      09/01/2011       3,523,132
   3,000,000   NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES A (HOUSING
               REVENUE, LLOYDS BANK TBS PLC LOC)+/-SS.                                         0.30      07/01/2037       3,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
NORTH DAKOTA (continued)
$  3,500,000   NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES B (HOUSING
               REVENUE)+/-SS.                                                                  0.32%     01/01/2035  $    3,500,000
   1,470,000   NORTH DAKOTA STATE HOUSING FINANCE AGENCY HOME MORTGAGE FINANCING
               (HOUSING REVENUE, FHLB INSURED)+/-SS.                                           0.30      01/01/2030       1,470,000
     490,000   NORTH DAKOTA STATE HOUSING FINANCE AGENCY HOUSING FINANCE PROGRAM
               SERIES B (HOUSING REVENUE, FHLB INSURED)+/-SS.                                  0.29      07/01/2033         490,000
  27,330,000   TRAILL COUNTY ND IDR AMERICAN CRYSTAL PROJECT (RESOURCE RECOVERY
               REVENUE, COBANK ACB LOC)+/-SS.                                                  0.35      09/01/2017      27,330,000
                                                                                                                         39,313,132
                                                                                                                     --------------
OHIO: 2.18%
   5,400,000   ALLEN COUNTY OH HOSPITAL FACILITIES CATHOLIC HEALTHCARE SERIES A
               (HCFR, BANK OF AMERICA NA LOC)+/-SS.                                            0.27      10/01/2031       5,400,000
   2,645,000   BUTLER COUNTY OH CAPITAL FUNDING RB CCAO LOW COST CAPITAL SERIES
               2005-A (OTHER REVENUE, US BANK NA LOC)+/-SS.                                    0.30      06/01/2035       2,645,000
   3,680,000   COLUMBUS OH REGIONAL AIRPORT AUTHORITY OHIO MUNICIPAL POOLED
               FINANCING PROGRAM SERIES 2004-A (TRANSPORTATION REVENUE, US BANK
               NA LOC)+/-SS.                                                                   0.30      01/01/2030       3,680,000
   6,750,000   FRANKLIN COUNTY OH (HCFR, PNC BANK NA LOC)+/-SS.                                0.27      07/01/2036       6,750,000
   1,085,000   FRANKLIN COUNTY OH LIFELINE SHELTER SYSTEMS PROJECT (IDR, BANK ONE
               CHICAGO NA LOC)+/-SS.                                                           0.79      10/01/2021       1,085,000
     980,000   HAMILTON COUNTY OH HEALTH CARE LIFE ENRICHING COMMUNITY PROJECT
               SERIES 2006-B (HCFR, PNC BANK NA LOC)+/-SS.                                     0.28      01/01/2037         980,000
  12,110,000   LANCASTER OH PORT AUTHORITY GAS SERIES 2008 (UTILITIES REVENUE)+/-SS.           0.30      05/01/2038      12,110,000
     225,000   LIMA OH HOSPITAL LIMA MEMORIAL HOSPITAL PROJECT (HCFR, BANK ONE
               COLUMBUS NA LOC)+/-SS.                                                          0.38      12/01/2010         225,000
   2,600,000   LORAIN COUNTY OH HOSPITAL FACILITIES REGIONAL EDUCATION CENTER
               PROJECT SERIES 2008 (HCFR, JPMORGAN CHASE BANK LOC)+/-SS.                       0.29      11/01/2021       2,600,000
   2,050,000   MADEIRA OH ECONOMIC DEVELOPMENT KROGER COMPANY SERIES 2004 (IDR,
               US BANK NA LOC)+/-SS.                                                           0.40      11/01/2012       2,050,000
   1,200,000   MONTGOMERY COUNTY OH CAMBRIDGE COMMONS APARTMENTS A (HOUSING
               REVENUE, FHLMC INSURED)+/-SS.                                                   0.32      04/01/2038       1,200,000
   2,100,000   PIKE COUNTY OH HCFR TRADITIONS HEALTH CARE OBLIGATION GROUP SERIES
               2007 (HCFR, US BANK NA LOC)+/-SS.                                               0.32      06/01/2033       2,100,000
   3,100,000   STARK COUNTY OH IDR KROGER COMPANY SERIES 2004 (IDR, US BANK NA
               LOC)+/-SS.                                                                      0.40      09/01/2012       3,100,000
   4,965,000   TUSCARAWAS COUNTY OH PORT AUTHORITY IDR PLYMOUTH FOAM INCORPORATED
               PROJECT SERIES 2008 (IDR, US BANK NA LOC)+/-SS.                                 0.39      08/01/2038       4,965,000
  34,830,000   WOOD COUNTY OH HOSPITAL FACILITIES WOOD COUNTY HOSPITAL
               ASSOCIATION PROJECT SERIES 2008 (HCFR, JPMORGAN CHASE BANK LOC)+/-SS.           0.32      03/01/2039      34,830,000
                                                                                                                         83,720,000
                                                                                                                     --------------
OKLAHOMA: 1.14%
   1,375,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY INDUSTRIAL DEVELOPMENT
               TRACKER MARINE PROJECT (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-SS.            0.55      03/01/2018       1,375,000
  19,600,000   OKLAHOMA STATE TURMPIKE AUTHORY SERIES E (TRANSPORTATION
               REVENUE)+/-SS.                                                                  0.26      01/01/2028      19,600,000
   3,400,000   OKLAHOMA STATE TURMPIKE AUTHORY SERIES E (TRANSPORTATION
               REVENUE)+/-SS.                                                                  0.27      01/01/2028       3,400,000
  11,150,000   OKLAHOMA STATE TURMPIKE AUTHORY SERIES F (TRANSPORTATION
               REVENUE)+/-SS.                                                                  0.26      01/01/2028      11,150,000
   8,300,000   OKLAHOMA STATE TURMPIKE AUTHORY SERIES F (TRANSPORTATION
               REVENUE)+/-SS.                                                                  0.27      01/01/2028       8,300,000
                                                                                                                         43,825,000
                                                                                                                     --------------
OREGON: 0.18%
   6,000,000   OREGON HOUSING & COMMUNITY SERVICES DEPARTMENT SFHR SERIES 2008-I
               (HOUSING REVENUE)+/-SS.                                                         0.33      07/01/2037       6,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
OREGON (continued)
$  1,015,000   OREGON STATE BEEF NORTHWEST FEEDERS INCORPORATED SERIES 1999
               (RESOURCE RECOVERY REVENUE, NORTHWEST FARM CREDIT LOC)+/-SS.                    0.50%     01/01/2016  $    1,015,000
                                                                                                                          7,015,000
                                                                                                                     --------------
OTHER: 4.54%
   2,300,000   CLIPPER TAX EXEMPT CERTIFICATE TRUST CTF PARTNER 2009-32 (OTHER
               REVENUE)+/-SS.                                                                  0.35      01/01/2015       2,300,000
   2,000,000   CLIPPER TAX EXEMPT CERTIFICATE TRUST CTF PARTNER 2009-32 (OTHER
               REVENUE)+/-SS.                                                                  0.35      01/01/2018       2,000,000
  11,106,000   CLIPPER TAX EXEMPT CERTIFICATE TRUST SERIES 2007-19 (OTHER
               REVENUE)+/-SS.                                                                  0.45      06/01/2011      11,106,000
  11,395,170   FHLMC MULTIFAMILY VRD CERTIFICATES (OTHER REVENUE)+/-SS.                        0.36      08/15/2045      11,395,170
  15,650,000   MUNICIPAL MORTGAGE & EQUITY LLC  (OTHER REVENUE, FHLMC INSURED)+/-++SS.         0.49      06/24/2019      15,650,000
  25,815,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS CLASS A (OTHER
               REVENUE, FHLMC INSURED)+/-++SS.                                                 0.40      05/01/2032      25,815,000
  50,000,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS CLASS C (FHLMC
               INSURED)+/-SS.                                                                  0.33      11/30/2011      50,000,000
     940,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS CLASS C (FHLMC
               INSURED)+/-SS.                                                                  0.33      03/01/2040         940,000
  27,600,000   PUTTABLE FLOATING OPTION TAX EXEMPTS PPT 1005 TERM A (OTHER
               REVENUE, FREDDIE MAC INSURED)+/-SS.                                             0.40      05/15/2029      27,600,000
  27,370,000   PUTTABLE FLOATING OPTION TAX EXEMPTS PPT 1005 TERM A (OTHER
               REVENUE, FREDDIE MAC INSURED)+/-SS.                                             0.40      05/15/2035      27,370,000
                                                                                                                        174,176,170
                                                                                                                     --------------
PENNSYLVANIA: 4.61%
  10,805,000   ADAMS COUNTY PA IDA GETTYSBURG FOUNDATION FACILITIES SERIES 2006-A
               (RECREATIONAL REVENUE, MANUFACTURERS & TRADERS LOC)+/-++SS.                     0.35      12/01/2027      10,805,000
   9,700,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UNIVERSITY OF
               PITTSBURGH EDUCATION CENTER PROJECT SERIES 2007-B-2 (HCFR, ROYAL
               BANK OF CANADA LOC)+/-++SS.                                                     0.30      04/15/2039       9,700,000
   1,438,000   ALLEGHENY COUNTY PA IDA UNITED JEWISH FEDERATION PROJECT SERIES A
               (HCFR, PNC BANK NA LOC)+/-++SS.                                                 0.29      10/01/2026       1,438,000
   9,000,000   BERKS COUNTY PA MUNICIPAL AUTHORITY READING HOSPITAL & EDUCATION
               CENTER PROJECT SERIES 2008A-1 (HCFR, ROYAL BANK OF CANADA LOC)+/-++SS.          0.30      11/01/2011       9,000,000
   9,400,000   BERKS COUNTY PA MUNICIPAL AUTHORITY READING HOSPITAL & EDUCATION
               CENTER PROJECT SERIES 2009-A-1 (HCFR)+/-++SS.                                   0.31      02/01/2012       9,400,000
   3,500,000   BETHLEHEM PA SCHOOL DISTRICT GO SERIES 2007 (PROPERTY TAX REVENUE,
               AGM INSURED)+/-SS.                                                              0.46      01/01/2032       3,500,000
   5,085,000   BUTLER COUNTY PA GENERAL AUTHORITY MSTR BUTLER AREA SCHOOL
               DISTRICT PROJECT SERIES 2007 CLASS A (OTHER REVENUE, GO OF
               DISTRICT, SOCIETE GENERALE LOC)+/-++SS.                                         0.31      10/01/2034       5,085,000
   2,370,000   BUTLER COUNTY PA GENERAL AUTHORITY RB NEW CASTLE AREA SCHOOL
               DISTRICT PROJECT SERIES 2010 (OTHER REVENUE, GO OF DISTRICT, PNC
               BANK NA LOC)+/-SS.                                                              0.29      03/01/2030       2,370,000
   6,595,000   CHESTER COUNTY PA HEFA TEL HAI RETIREMENT COMMUNITY PROJECT SERIES
               2009 (HCFR, MANUFACTURERS & TRADERS LOC)+/-++SS.                                0.30      06/01/2032       6,595,000
   1,025,000   EMMAUS PA GENERAL AUTHORITY SUBSERIES D27 (OTHER REVENUE, US BANK
               NA LOC)+/-SS.                                                                   0.27      03/01/2024       1,025,000
   2,100,000   ERIE COUNTY PA HOSPITAL AUTHORITY HEALTH FACILITIES ST. MARY'S
               HOME ERIE PROJECT SERIES 2008-B (HCFR, BANK OF AMERICA NA LOC)+/-SS.            0.29      07/01/2038       2,100,000
   1,500,000   MERRILL LYNCH PUTTABLE OPTION TAX EXEMPT RECEIPTS SERIES 385
               (HCFR)+/-++SS.                                                                  0.39      08/15/2042       1,500,000
   4,925,000   MONTGOMERY COUNTY PA HIGHER EDUCATION & HEALTH AUTHORITY WILLIAM
               PENN CHARTER SCHOOL SERIES 2001 (EDUCATION REVENUE, PNC BANK NA
               LOC)+/-SS.                                                                      0.29      09/15/2031       4,925,000
   5,000,000   MONTGOMERY COUNTY PA IDA LASALLE COLLEGE HIGH SCHOOL SERIES 2007-A
               (EDUCATION REVENUE, PNC BANK NA LOC)+/-SS.                                      0.29      11/01/2037       5,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
PENNSYLVANIA (continued)
$  1,405,000   MOON PA IDA COMMUNITY FACILITIES RB YMCA GREATER PITTSBURGH
               PROJECT SERIES 2005 (OTHER REVENUE, PNC BANK NA LOC)+/-SS.                      0.29%     06/01/2025  $    1,405,000
   1,855,000   PENNSYLVANIA EDFA SOLAR INNOVATIONS INCORPORATED PROJECT (OTHER
               REVENUE, MANUFACTURERS & TRADERS LOC)+/-SS.                                     0.60      10/01/2032       1,855,000
   1,600,000   PENNSYLVANIA EDFA SOLID WASTE DISPOSAL IESI CORPORATION (OTHER
               REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                          0.29      11/01/2028       1,600,000
   1,700,000   PENNSYLVANIA HEFA ASSOCIATION OF INDEPENDENT COLLEGES & UNIVERSITY
               OF PENNSYLVANIA FINANCE PROGRAM  KEYSTONE COLLEGE PROJECT SERIES
               2002 (EDUCATION REVENUE, PNC BANK NA LOC)+/-SS.                                 0.29      05/01/2027       1,700,000
   3,850,000   PENNSYLVANIA HEFA ASSOCIATION OF INDEPENDENT COLLEGES & UNIVERSITY
               OF PENNSYLVANIA FINANCE PROGRAM UNIVERSITY OF SCRANTON PROJECT
               SERIES 1999-E3 (EDUCATION REVENUE, PNC BANK NA LOC)+/-++SS.                     0.29      11/01/2014       3,850,000
     900,000   PENNSYLVANIA HFA SERIES 100C (HOUSING REVENUE)+/-SS.                            0.29      04/01/2038         900,000
   4,700,000   PENNSYLVANIA HFA SFHR SERIES 2007-98C (HOUSING REVENUE)+/-SS.                   0.35      10/01/2037       4,700,000
   7,570,000   PENNSYLVANIA HORIZON HOSPITAL SYSTEMS AUTHORITY HEALTH & HOUSING
               FACILITIES SENIOR PAUL HOMES PROJECT SERIES 2002 (HCFR, M&T BANK
               LOC)+/-SS.                                                                      0.35      01/01/2033       7,570,000
   2,140,000   PENNSYLVANIA HOUSING FINANCE AGENCY SFHR SERIES 3297 (HOUSING
               REVENUE)+/-++SS.                                                                0.41      10/01/2019       2,140,000
   2,705,000   PENNSYLVANIA PUBLIC SCHOOL BUILDING AUTHORITY SCHOOL DISTRICT OF
               PHILADELPHIA PROJECT SERIES 2006-B (LEASE REVENUE, FSA INSURED)+/-++SS.         0.40      06/01/2015       2,705,000
   8,100,000   PENNSYLVANIA STATE TURNPIKE COMMISSION (OTHER REVENUE, AGM
               INSURED)+/-++SS.                                                                0.32      07/15/2026       8,100,000
   4,275,000   PENNSYLVANIA TURNPIKE COMMISSION SERIES D (OTHER REVENUE, AGM
               INSURED)+/-SS.                                                                  0.29      07/15/2041       4,275,000
  21,650,000   PHILADELPHIA PA GAS WORKS DEUTSCHE BANK SPEARS TRUST SERIES 1998
               (UTILITIES REVENUE, AMBAC INSURED)+/-++SS.                                      0.32      10/01/2022      21,650,000
   8,800,000   PHILADELPHIA PA SCHOOL DISTRICT GO SERIES 2007-A (PROPERTY TAX
               REVENUE, BRANCH BANKING & TRUST LOC)+/-SS.                                      0.30      06/01/2034       8,800,000
   1,470,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS (OTHER REVENUE)+/-SS.              0.52      09/26/2035       1,470,000
  11,145,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS (OTHER REVENUE)+/-SS.              0.52      08/15/2042      11,145,000
  14,000,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS P-FLOATS-PT-4674
               (HCFR, FHA INSURED)+/-++SS.                                                     0.32      08/01/2038      14,000,000
   6,365,000   QUAKERTOWN PA GENERAL AUTHORITY POOLED FINANCING PROGRAM SERIES A
               (HCFR, PNC BANK NA LOC)+/-SS.                                                   0.28      07/01/2026       6,365,000
                                                                                                                        176,673,000
                                                                                                                     --------------
PUERTO RICO: 0.02%
     800,000   PUERTO RICO SALES TAX FINANCE CORPORATION DEUTSCHE BANK SPEARS
               TRUST SERIES DBE-627A (SALES TAX REVENUE, AMBAC INSURED)+/-SS.                  0.31      08/01/2050         800,000
                                                                                                                     --------------
RHODE ISLAND: 0.39%
  14,955,000   NARRAGANSETT RI BAY COMMISSION SERIES A (SEWER TAX REVENUE, RBS
               CITIZENS BANK LOC)+/-SS.                                                        0.28      09/01/2034      14,955,000
                                                                                                                     --------------
SOUTH CAROLINA: 0.62%
   3,339,000   SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
               NON-PROFIT INSTITUTIONS HIGHER LEARNING EDUCATIONAL FACILITIES
               CHARLESTON SOUTHERN UNIVERSITY PROJECT SERIES 2003 (EDUCATION
               REVENUE, BANK OF AMERICA NA LOC)+/-SS.                                          0.30      04/01/2028       3,339,000
   1,525,000   SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
               NON-PROFIT INSTITUTIONS HIGHER LEARNING EDUCATIONAL FACILITIES
               SPARTANBURG METHODIST SERIES 2005 (EDUCATION REVENUE, BRANCH
               BANKING & TRUST LOC)+/-SS.                                                      0.30      08/01/2025       1,525,000
   2,350,000   SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY NEWBURY COLLEGE
               SERIES 2008 (EDUCATION REVENUE, BRANCH BANKING & TRUST LOC)+/-SS.               0.30      06/01/2035       2,350,000
   4,900,000   SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY MFHR
               BROOKSIDE CROSSING APARTMENTS SERIES 2008 (HOUSING REVENUE, FHLMC
               INSURED)+/-SS.                                                                  0.28      06/01/2046       4,900,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
SOUTH CAROLINA (continued)
$  5,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY (IDR, BRANCH
               BANKING TRUST LOC)+/-SS.                                                        0.37%     12/01/2038  $    5,000,000
   6,485,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY BLUE RIDGE LOG
               CABINS LLC SERIES 2007 (IDR, BRANCH BANKING & TRUST LOC)+/-SS.                  0.38      03/01/2032       6,485,000
                                                                                                                         23,599,000
                                                                                                                     --------------
SOUTH DAKOTA: 0.32%
   4,850,000   SOUTH DAKOTA HDA HOMEOWNERSHIP MORTGAGE SERIES 2009-A (HOUSING
               REVENUE)+/-SS.                                                                  0.26      05/01/2039       4,850,000
   7,500,000   SOUTH DAKOTA HEFA SIOUX VALLEY HOSPITAL & HEALTH SYSTEMS PROJECT
               SERIES 2001-C (HCFR, US BANK NA LOC)+/-SS.                                      0.31      11/01/2019       7,500,000
                                                                                                                         12,350,000
                                                                                                                     --------------
TENNESSEE: 1.49%
   2,150,000   ALCOA MARYVILLE BLOUNT COUNTY TN INDUSTRIAL DEVELOPMENT BOARD
               SERIES A (OTHER REVENUE, BRANCH BANKING & TRUST LOC)+/-SS.                      0.30      06/01/2036       2,150,000
   4,805,000   BLOUNT COUNTY TN PUBLIC BUILDING AUTHORITY GO SERIES E-5-B (OTHER
               REVENUE, BRANCH BANKING & TRUST LOC)+/-SS.                                      0.30      06/01/2042       4,805,000
   3,500,000   FRANKLIN COUNTY TN HEALTH & EDUCATIONAL FACILITIES BOARD
               UNIVERSITY OF THE SOUTH PROJECT SERIES 1994 (EDUCATION REVENUE)+/-SS.           0.33      01/01/2013       3,500,000
   8,000,000   HUNTINGDON TN INDUSTRIAL DEVELOPMENT BOARD BEHLEN MANUFACTURING
               COMPANY PROJECT (IDR, LASALLE BANK NA LOC)+/-SS.                                0.46      05/01/2020       8,000,000
   3,410,000   MEMPHIS TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD PFOTER
               CORNING VILLAGE APARTMENTS (HOUSING REVENUE, FHLMC INSURED)+/-++SS.             0.40      12/01/2047       3,410,000
   1,645,000   PULASKI & GILES COUNTY TN LOMAR DEVELOPMENT COMPANY PROJECT (IDR,
               US BANK NA LOC)+/-SS.                                                           0.38      01/01/2017       1,645,000
  29,210,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY GO LOCAL GOVERNMENT
               PUBLIC IMPROVEMENT SERIES VI-L-1 (OTHER REVENUE)+/-SS.                          0.30      06/01/2020      29,210,000
   4,500,000   SPRINGFIELD TN INDUSTRIAL DEVELOPMENT BOARD KROGER COMPANY SERIES
               2004 (IDR, US BANK NA LOC)+/-SS.                                                0.40      02/01/2012       4,500,000
                                                                                                                         57,220,000
                                                                                                                     --------------
TEXAS: 11.12%
   6,680,000   BEAUMONT TX INDEPENDENT SCHOOL DISTRICT BUILDING GO SERIES 2008
               (PROPERTY TAX REVENUE, PSF GUARANTY)+/-++SS.                                    0.31      02/15/2033       6,680,000
   6,335,000   BEXAR COUNTY TX HOUSING FINANCE CORPORATION VISTA MEADOWS
               FREDRICKSBURG PLACE APARTMENTS PROJECT SERIES 2006 (HOUSING
               REVENUE, FHLMC INSURED)+/-SS.                                                   0.30      09/01/2036       6,335,000
     500,000   BRAZOS RIVER TX HARBOR NAVAL DISTRICT BRAZORIA COUNTY BASF
               CORPORATION PROJECT SERIES 2001 (IDR)+/-SS.                                     0.45      05/01/2036         500,000
   4,900,000   BRAZOS TX HARBOR INDUSTRIAL DEVELOPMENT CORPORATION BASF
               CORPORATION PROJECT SERIES 2001 (IDR)+/-SS.                                     0.42      07/01/2022       4,900,000
  10,000,000   CALHOUN TX PORT AUTHORITY ENVIRONMENTAL FACILITIES FORMOSA
               PLASTICS PROJECT (RESOURCE RECOVERY REVENUE, BANK OF AMERICA NA
               LOC)+/-SS.                                                                      0.32      11/01/2038      10,000,000
   6,155,000   COLLIN COUNTY TX HOUSING FINANCE CORPORATION HUNTINGTON APARTMENTS
               PROJECT SERIES 1996 (HOUSING REVENUE, NORTHERN TRUST COMPANY
               LOC)+/-++SS.                                                                    0.30      12/01/2015       6,155,000
   2,250,000   CONROE TX INDEPENDENT SCHOOL DISTRICT UNLIMITED TAX BUILDING
               PUTTER SERIES 2487 (OTHER REVENUE, PSF GUARANTY)+/-++SS.                        0.30      02/15/2014       2,250,000
   5,000,000   DALLAM COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION (IDR, BANK OF
               THE WEST LOC)+/-SS.                                                             0.30      08/01/2035       5,000,000
   1,700,000   DALLAM COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION ECONOMIC
               DEVELOPMENT REVENUE DALLHART JERSEY RANCH INCORPORATED SERIES 2008
               (RESOURCE RECOVERY REVENUE)+/-SS.                                               0.50      08/01/2039       1,700,000
  12,250,000   DALLAM COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION ECONOMIC
               DEVELOPMENT REVENUE HILMAR CHEESE COMPANY INCORPORATED PROJECT
               SERIES 2009 (IDR, BANK OF THE WEST LOC)+/-SS.                                   0.30      07/01/2032      12,250,000
   1,570,000   DALLAS TX WATERWORKS & SEWER SYSTEMS SERIES 2845 (UTILITIES
               REVENUE, AMBAC INSURED)+/-++SS.                                                 0.35      10/01/2015       1,570,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
TEXAS (continued)
$  2,975,000   DEL VALLE TX GO INDEPENDENT SCHOOL DISTRICT BUILDING PUTTER SERIES
               1946 (PROPERTY TAX REVENUE, PSF GUARANTY)+/-++SS.                               0.33%     08/15/2014  $    2,975,000
  16,755,000   FIRST RIO GRANDE REGIONAL WATER AUTHORITY ECONOMIC DEVELOPMENT
               CORPORATION RB RIO GRANDE VALLEY SUGAR (IDR, COBANK ACB LOC)+/-SS.              0.30      03/01/2032      16,755,000
   2,735,000   FORT BEND COUNTY TX GO PFOTER SERIES 1326 (LEASE REVENUE, FGIC
               INSURED)+/-++SS.                                                                0.35      09/01/2012       2,735,000
      80,000   GREGG COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION (HCFR,
               JPMORGAN CHASE BANK LOC)+/-SS.                                                  0.28      10/01/2029          80,000
   4,000,000   HALE COUNTY TX  INDUSTRIAL DEVELOPMENT CORPORATION RB WHITE RIVER
               RANCH PROJECT SERIES 2004 (RESOURCE RECOVERY REVENUE, WELLS FARGO
               BANK NA LOC)+/- (DEGREE)(DEGREE)SS.                                             0.45      10/01/2029       4,000,000
  15,800,000   HARRIS COUNTY HEALTH FACILITIES DEVELOPMENT CORPORATION VARIOUS
               BAYLOR COLLEGE MEDICINE SERIES B (EDUCATION REVENUE, JPMORGAN
               CHASE BANK LOC)+/-SS.                                                           0.27      11/15/2047      15,800,000
   3,000,000   HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION (RESOURCE
               RECOVERY REVENUE)+/-SS.                                                         0.31      03/01/2023       3,000,000
  19,150,000   HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION SOLID WASTE
               DISPOSAL RB DEER PARK REFINING PROJECT SERIES A (RESOURCE RECOVERY
               REVENUE)+/-SS.                                                                  0.25      03/01/2023      19,150,000
   6,000,000   HOUSTON TX HIGHER EDUCATION FINANCE CORPORATION (EDUCATION
               REVENUE)+/-++SS.                                                                0.30      05/15/2018       6,000,000
   4,900,000   HOUSTON TX UTILITIES SYSTEMS AUTHORITY SERIES 2010-B (UTILITIES
               REVENUE, ROYAL BANK OF CANADA LOC)+/-++SS.                                      0.30      05/15/2034       4,900,000
   6,945,000   JEFFERSON COUNTY TX HOUSING FINANCE CORPORATION MFHR LAKES TRUST
               SERIES 2008-1 (HOUSING REVENUE, BANK OF AMERICA NA LOC)+/-++SS.                 0.38      01/01/2036       6,945,000
   4,805,000   JEFFERSON COUNTY TX HOUSING FINANCE CORPORATION MFHR LAKES TRUST
               SERIES 2008-2 (HOUSING REVENUE, BANK OF AMERICA NA LOC)+/-++SS.                 0.40      01/01/2036       4,805,000
   6,530,000   KATY TX GO INDEPENDENT SCHOOL DISTRICT SERIES 2000 (PROPERTY TAX
               REVENUE, PSF GUARANTY)+/-SS.                                                    0.28      08/15/2033       6,530,000
   6,450,000   LAMAR TX INDEPENDENT SCHOOL DISTRICT CONSTRUCTION REFUNDING GO
               SERIES 2008 (PROPERTY TAX REVENUE, PSF GUARANTY)+/-++SS.                        0.31      02/15/2038       6,450,000
   3,270,000   LOVEJOY TX INDEPENDENT SCHOOL DISTRICT BUILDING GO DEUTSCHE BANK
               SPEARS TRUST SERIES 2008 (OTHER REVENUE, PSF GUARANTY)+/-++SS.                  0.31      02/15/2038       3,270,000
  10,815,000   MASSACHUSETTS HEFA AMHERST COLLEGE PROJECT SERIES F (EDUCATION
               REVENUE, AMHERST COLLEGE GUARANTY)+/-++SS.                                      0.37      05/01/2030      10,815,000
  18,565,000   NORTH TEXAS THROUGHWAY AUTHORITY SERIES DB-620 (OTHER REVENUE,
               ASSURED GUARANTY)+/-SS.                                                         0.31      01/01/2033      18,565,000
   6,325,000   NORTHSIDE TX GO INDEPENDENT SCHOOL DISTRICT SERIES 2003 (PROPERTY
               TAX REVENUE, PSF GUARANTY)+/-++SS.                                              0.30      12/15/2012       6,325,000
  10,200,000   PORT ARTHUR TX NAVAL DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
               ENTERPRISES PROJECT SERIES B (RESOURCE RECOVERY REVENUE)+/-SS.                  0.27      12/01/2039      10,200,000
   1,000,000   PORT ARTHUR TX NAVAL DISTRICT SERIES C (IDR)+/-SS.                              0.30      04/01/2027       1,000,000
   2,200,000   PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
               ENTERPRISES B (RESOURCE RECOVERY REVENUE)+/-SS.                                 0.27      12/01/2039       2,200,000
   5,000,000   PORT CORPUS CHRISTI TX SOLID WASTE DISPOSAL FLINT HILLS RESOURCES
               PROJECT (OTHER REVENUE)+/-SS.                                                   0.41      01/01/2030       5,000,000
  43,600,000   PORT CORPUS CHRISTI TX SOLID WASTE DISPOSAL FLINT HILLS RESOURCES
               PROJECT SERIES 2002-A (RESOURCE RECOVERY REVENUE)+/-SS.                         0.35      07/01/2029      43,600,000
  25,500,000   PORT CORPUS CHRISTI TX SOLID WASTE DISPOSAL FLINT HILLS RESOURCES
               PROJECT SERIES 2006 (RESOURCE RECOVERY REVENUE)+/-SS.                           0.41      01/01/2030      25,500,000
   7,500,000   PORT CORPUS CHRISTI TX SOLID WASTE DISPOSAL FLINT HILLS RESOURCES
               PROJECT SERIES 2007 (RESOURCE RECOVERY REVENUE)+/-SS.                           0.41      01/01/2032       7,500,000
  11,000,000   PORT CORPUS CHRISTI TX SOLID WASTE DISPOSAL FLINT HILLS RESOURCES
               PROJECT SERIES A (RESOURCE RECOVERY REVENUE)+/-SS.                              0.41      04/01/2028      11,000,000
     950,000   PORT OF PORT ARTHUR TX  NAVIGATION DISTRICT MOTIVA ENTERPRISES B
               (IDR)+/-SS.                                                                     0.27      04/01/2040         950,000
     400,000   PORT OF PORT ARTHUR TX NAVIGATION DISTRICT MOTIVA ENTERPRISES B
               (IDR)+/-SS.                                                                     0.27      06/01/2040         400,000
   1,700,000   ROCKWALL TX IDRB COLUMBIA EXTRUSION CORPORATION PROJECT SERIES
               1989 (IDR, BANK OF AMERICA NA LOC)+/-++SS.                                      0.38      07/01/2014       1,700,000
   8,280,000   SAN ANTONIO TX ELECTRIC & GAS DEUTSCHE BANK SPEARS TRUST SERIES
               2007 (OTHER REVENUE)+/-++SS.                                                    0.31      02/01/2032       8,280,000
   6,250,000   SAN MARCOS TX INDUSTRIAL DEVELOPMENT CORPORATION BUTLER
               MANUFACTURING COMPANY PROJECT (IDR, BANK OF AMERICA NA LOC)+/-SS.               0.52      04/01/2015       6,250,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
TEXAS (continued)
   3,795,000   SPRING TX INDEPENDENT SCHOOL DISTRICT REFUNDING GO DEUTSCHE BANK
               SPEARS TRUST SERIES 2008-A (PROPERTY TAX REVENUE, PSF GUARANTY)+/-++SS.         0.31%     08/15/2033       3,795,000
  13,000,000   TARANT COUNTY TX HOUSING FINANCE CORPORATION PFOTER EVERGREEN AT
               KELLER APARTMENTS PROJECT (HOUSING REVENUE, FHLMC INSURED)+/-++SS.              0.40      02/01/2049      13,000,000
  71,130,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION SERIES 2848
               (OTHER REVENUE)+/-++SS.                                                         0.37      12/15/2026      71,130,000
  17,000,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION SERIES 2849
               (OTHER REVENUE)+/-++SS.                                                         0.37      12/15/2026      17,000,000
   1,420,000   TEXAS STATE TAX & ANTICIPATION NOTES (OTHER REVENUE)                            2.00      08/31/2011       1,439,378
                                                                                                                        426,384,378
                                                                                                                     --------------
UTAH: 1.15%
     800,000   JUAB COUNTY UT IDR INTERMOUNTAIN FARMERS ASSOCIATION PROJECT (IDR,
               COBANK ACB LOC)+/-SS.                                                           0.50      08/01/2012         800,000
   2,400,000   JUAB COUNTY UT INDUSTRIAL DEVELOPMENT REVENUE (IDR, COBANK ACB
               LOC)+/-SS.                                                                      0.50      10/01/2021       2,400,000
   2,605,000   PUTTABLE FLOATING OPTION TAX EXEMPT PPT 1008 CLASS A PROPERTY TAX
               REVENUE, FHLMC INSURED)+/-SS.                                                   0.33      01/01/2027       2,605,000
   3,580,000   PUTTABLE FLOATING OPTION TAX EXEMPT PPT 1008 CLASS A PROPERTY TAX
               REVENUE, FHLMC INSURED)+/-SS.                                                   0.33      01/01/2032       3,580,000
   9,595,000   RIVERTON UT HOSPITAL IHC HEALTH SERVICES INCORPORATED SERIES 2009
               PUTTER (HCFR)+/-++SS.                                                           0.28      02/15/2035       9,595,000
   5,000,000   UTAH TRANSIT AUTHORITY SERIES B (SALES TAX REVENUE, FORTIS BANK SA
               NV LOC)+/-SS.                                                                   0.26      06/15/2035       5,000,000
   8,900,000   UTAH TRANSIT AUTHORITY SERIES B (SALES TAX REVENUE, FORTIS BANK SA
               NV LOC)+/-SS.                                                                   0.26      06/15/2036       8,900,000
  11,250,000   UTAH TRANSPORTATION AUTHORITY SALES TAX ROCS-RR-II-R-11855 (SALES
               TAX REVENUE, AGM INSURED)+/-++SS.                                               0.30      06/15/2016      11,250,000
                                                                                                                         44,130,000
                                                                                                                     --------------
VERMONT: 0.44%
   3,250,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY VARIOUS
               NORWICH UNIVERSITY PROJECT (EDUCATION REVENUE, TD BANK NA LOC)+/-SS.            0.24      09/01/2038       3,250,000
   1,125,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS NORTH COUNTY HOSPITAL
               PROJECT A (HCFR,  BANKNORTH NA LOC)+/-SS.                                       0.27      10/01/2034       1,125,000
   6,100,000   VERMONT HOUSING FINANCE AGENCY SFHR SERIES 19B (HOUSING REVENUE,
               FSA INSURED)+/-SS.                                                              0.35      05/01/2033       6,100,000
   6,400,000   VERMONT HOUSING FINANCE AGENCY SFHR SERIES 20B (HOUSING REVENUE,
               FSA INSURED)+/-SS.                                                              0.35      11/01/2033       6,400,000
                                                                                                                         16,875,000
                                                                                                                     --------------
VIRGINIA: 2.01%
     800,000   ARLINGTON COUNTY VA IDA REFUNDING MFHR WOODBURY PARK APARTMENTS
               PROJECT SERIES 2005-A (HOUSING REVENUE, FHLMC INSURED)+/-SS.                    0.28      03/01/2035         800,000
      10,000   BRANCH BANK & TRUST MUNICIPAL TRUST SERIES 2041(CONTINUING CARE
               RETIREMENT COMMUNITY REVENUE, BRANCH BANK & TRUST COMPANY LOC)+/-++SS.          0.30      10/01/2029          10,000
     595,000   CHESTERFIELD COUNTY VA HEALTH CENTER COMMUNITY RESIDENTIAL CARE
               FACILITIES RB LUCY CORR VILLAGE SERIES 2008-B (HCFR, BRANCH
               BANKING & TRUST LOC)+/-SS.                                                      0.30      12/01/2012         595,000
   4,250,000   FAUQUIER COUNTY VA IDA HIGHLAND SCHOOL PROJECT SERIES 2008
               (EDUCATION REVENUE, BRANCH BANKING & TRUST LOC)+/-SS.                           0.30      12/01/2033       4,250,000
  33,850,000   FHLMC MFHR CLASS A CERTIFICATE SERIES M021 (OTHER REVENUE, FHLMC
               INSURED)+/-SS.                                                                  0.35      06/15/2036      33,850,000
  19,072,000   FHLMC MFHR SERIES M019 (HOUSING REVENUE, FHLMC INSURED)+/-SS.                   0.35      05/01/2017      19,072,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
VIRGINIA (continued)
$  3,120,000   HENRICO COUNTY VA EDA RESIDENTIAL CARE FACILITIES
               WESTMINSTER-CANTEBURY RICHMOND SERIES 2008 (HCFR, BRANCH BANKING &
               TRUST LOC)+/-SS.                                                                0.30%     10/01/2037  $    3,120,000
   9,250,000   NORFOLK VA ECONOMIC DEVELOPMENT AUTHORITY HOSPITAL FACILITIES
               SENTRA HEALTHCARE SERIES C (HCFR)+/-SS.                                         0.42      11/01/2034       9,250,000
   2,745,000   SALEM VA IDA MFHR OAK PARK APARTMENTS PROJECT SERIES 2008 (HOUSING
               REVENUE, FNMA INSURED)+/-SS.                                                    0.30      08/15/2043       2,745,000
   2,045,000   VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY SERIES B
               (HCFR, BRANCH BANKING & TRUST LOC)+/-SS.                                        0.30      07/01/2037       2,045,000
   1,420,000   VIRGINIA SMALL BUSINESS FINANCING AUTHORITY (IDR, BRANCH BANKING &
               TRUST)+/-SS.                                                                    0.38      07/01/2024       1,420,000
                                                                                                                         77,157,000
                                                                                                                     --------------
WASHINGTON: 2.09%
   1,675,000   KING COUNTY WA HOUSING AUTHORITY SUMMERFIELD APARTMENTS PROJECT
               FOR YWCA OF SEATTLE-KING COUNTY SERIES 2005 (HOUSING REVENUE, US
               BANK NA LOC)+/-SS.                                                              0.39      09/01/2035       1,675,000
  10,125,000   METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY ROCS-RR-II-R-11870
               (TRANSPORTATION REVENUE)+/-++SS.                                                0.31      04/01/2018      10,125,000
   7,500,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS P-FLOATS-PT-4685
               (SEWER REVENUE)+/-++SS.                                                         0.32      01/01/2045       7,500,000
   6,685,000   SEATTLE WA WATER & SEWER SYSTEMS ECLIPSE FUNDING TRUST SERIES
               2006-0002 (UTILITIES REVENUE, US BANK NA LOC)+/-++SS.                           0.29      09/01/2013       6,696,871
   1,250,000   WASHINGTON ECONOMIC DEVELOPMENT REVENUE MENSONIDES & THERESA
               PROJECT SERIES 2001 (RESOURCE RECOVERY REVENUE, WELLS FARGO BANK
               NA LOC)+/- (DEGREE)(DEGREE)SS.                                                  0.45      10/01/2016       1,250,000
   3,300,000   WASHINGTON FINANCE AUTHORITY SMITH BROTHERS FARMS INCORPORATED
               SERIES 2001 (IDR, NORTHWEST FARM CREDIT LOC)+/-SS.                              0.50      09/01/2021       3,300,000
   4,640,000   WASHINGTON GO AUSTIN TRUST VARIABLE CERTIFICATE SERIES 2007-A
               (PROPERTY TAX REVENUE, FSA INSURED)+/-++SS.                                     0.32      07/01/2014       4,640,000
   9,995,000   WASHINGTON GO PUTTER SERIES 2640 (OTHER REVENUE)+/-++SS.                        0.30      01/01/2016       9,995,000
   5,630,000   WASHINGTON GO SERIES 2005-C (SALES TAX REVENUE)+/-++SS.                         0.32      06/01/2027       5,630,000
   1,755,000   WASHINGTON HOUSING FINANCE COMMISSION GONZAGA PREPARATORY SCHOOL
               (EDUCATION REVENUE, BANK OF AMERICA NA LOC)+/-SS.                               0.46      09/01/2033       1,755,000
   3,400,000   WASHINGTON HOUSING FINANCE MFHR HEATHERWOOD COMMUNITY APARTMENTS
               PROJECT SERIES 2002-A (HOUSING REVENUE, FHLMC INSURED)+/-++SS.                  0.35      06/01/2037       3,400,000
   7,805,000   WASHINGTON HOUSING FINANCE MFHR REGENCY PARK APARTMENTS PROJECT
               SERIES 1999-A (HOUSING REVENUE, FHLMC INSURED)+/-SS.                            0.35      06/01/2027       7,805,000
   1,200,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY MERCER
               ISLAND PARTNERS LLC PROJECT (IDR, US BANK NA LOC)+/-++SS.                       0.33      06/01/2027       1,200,000
   5,775,000   WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT TACOMA ART
               MUSEUM PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST
               CORPORATION LOC)+/-SS.                                                          0.27      06/01/2032       5,775,000
   1,590,000   WASHINGTON STATE HOUSING FINANCE COMMISSION WHISPERWOOD APARTMENTS
               PROJECT SERIES A (MFHR, FNMA INSURED)+/-SS.                                     0.34      05/15/2035       1,590,000
   3,180,000   YAKIMA COUNTY WA PUBLIC CORPORATION MACRO PLASTICS INCORPORATED
               PROJECT SERIES 1996 (IDR, BANK OF THE WEST LOC)+/-SS.                           0.45      12/01/2026       3,180,000
   2,100,000   YAKIMA COUNTY WA PUBLIC CORPORATION REVENUE VALLEY PROCESSING
               PROJECT BANK OF AMERICA (IDR, BANK OF AMERICA NA LOC)+/-SS.                     0.55      02/01/2015       2,100,000
   2,500,000   YAKIMA COUNTY WA SOLID WASTE DISPOSAL GEORGE DERUYTER & SON
               PROJECT SERIES 2006 (RESOURCE RECOVERY REVENUE, NORTHWEST FARM
               CREDIT LOC)+/-SS.                                                               0.50      08/01/2026       2,500,000
                                                                                                                         80,116,871
                                                                                                                     --------------
WEST VIRGINIA: 0.43%
   4,500,000   KANAWHA COUNTY WV IDR KROGER COMPANY SERIES 2004-A (IDR, US BANK
               NA LOC)+/-SS.                                                                   0.40      02/01/2012       4,500,000
   6,850,000   KANAWHA COUNTY WV IDR KROGER COMPANY SERIES 2004-B (IDR, US BANK
               NA LOC)+/-SS.                                                                   0.40      04/01/2013       6,850,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE      VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
WEST VIRGINIA (continued)
$  3,100,000   MARMET WV COMMERCIAL DEVELOPMENT KROGER COMPANY SERIES 2004 (IDR,
               US BANK NA LOC)+/-SS.                                                           0.40%     11/01/2012  $    3,100,000
   1,160,000   WEST VIRGINIA EDA IDR COASTAL LUMBER PRODUCTS PROJECT SERIES A
               (IDR, BRANCH BANKING & TRUST LOC )+/-++SS.                                      0.48      09/01/2015       1,160,000
     700,000   WEST VIRGINIA EDA IDR COASTAL LUMBER PRODUCTS PROJECT SERIES B
               (IDR, BRANCH BANKING & TRUST LOC )+/-++SS.                                      0.48      09/01/2015         700,000
                                                                                                                         16,310,000
                                                                                                                     --------------
WISCONSIN: 2.16%
  26,000,000   APPLETON WI RECOVERY ZONE FACILITIES FOREMOST FARMS USA (IDR,
               COBANK ACB LOC)+/-SS.                                                           0.30      05/01/2037      26,000,000
   3,805,000   BELGIUM WI IDR TRIMEN INDUSTRIES INCORPORATED PROJECT SERIES 2006
               (OTHER REVENUE, US BANK NA LOC)+/-SS.                                           0.44      02/01/2026       3,805,000
     740,000   HULL WI IDR WELCOME DAIRY INCORPORATED PROJECT SERIES 2010-A (IDR,
               ASSOCIATED BANK NA LOC)+/-SS.                                                   0.38      01/01/2027         740,000
   3,435,000   HULL WI IDR WELCOME DAIRY INCORPORATED PROJECT SERIES 2010-B (IDR,
               ASSOCIATED BANK NA LOC)+/-SS.                                                   0.34      01/01/2027       3,435,000
   2,090,000   NEWTON WI IDR STECKER MACHINE COMPANY INCORPORATED PROJECT SERIES
               2001 (IDR, FHLB LOC)+/-SS.                                                      0.40      09/01/2021       2,090,000
   1,615,000   SHEBOYGAN WI IDR ALAARK MANUFACTURING CORPORATION PROJECT SERIES
               2000 (IDR, US BANK NA LOC)+/-SS.                                                0.40      12/01/2021       1,615,000
   1,340,000   SHEBOYGAN WI IDR VORTEX LIQUID COLOR PROJECT (IDR, ASSOCIATED BANK
               NA LOC)+/-SS.                                                                   0.36      11/01/2020       1,340,000
   2,330,000   TWO RIVERS WI RIVERSIDE FOODS INCORPORATED PROJECT (IDR, FHLB
               LOC)+/-++SS.                                                                    0.37      12/01/2022       2,330,000
   2,325,000   WISCONSIN HEFA ST. CAMILLUS HEALTH CENTER PROJECT SERIES 2005
               (HCFR, US BANK NA LOC)+/-SS.                                                    0.30      02/01/2035       2,325,000
   4,280,000   WISCONSIN HOUSING & EDFA SERIES 2879 (HOUSING REVENUE, GO OF
               AUTHORITY)+/-++SS.                                                              0.43      03/01/2015       4,280,000
   3,420,000   WISCONSIN HOUSING & EDFA ZERO ZONE INCORPORATED PROJECT SERIES
               1999 (IDR, US BANK NA LOC)+/-SS.                                                0.55      08/01/2019       3,420,000
  10,335,000   WISCONSIN PUBLIC POWER PUTTER SERIES 1232 (UTILITIES REVENUE,
               AMBAC INSURED)+/-++SS.                                                          0.38      07/01/2013      10,335,000
   6,000,000   WISCONSIN STATE HEFA (HCFR)+/-SS.                                               0.42      09/01/2011       6,000,000
   6,000,000   WISCONSIN STATE HEFA (HCFR)+/-SS.                                               0.42      09/01/2011       6,000,000
   9,000,000   WISCONSIN STATE HEFA AURORA HEALTH CARE SERIES A (HOSPITAL
               REVENUE, MARSHALL & ISLEY BANK LOC)+/-SS.                                       0.27      04/01/2028       9,000,000
                                                                                                                         82,715,000
                                                                                                                     --------------
WYOMING: 0.10%
   1,350,000   CHEYENNE WY GROBET FILE COMPANY OF AMERICA INCORPORATED PROJECT
               (IDR, NATIONAL CITY BANK LOC)+/-SS.                                             0.39      08/01/2017       1,350,000
   2,400,000   SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A (PCR,
               BARCLAYS BANK PLC LOC)+/-SS.                                                    0.25      07/01/2015       2,400,000
                                                                                                                          3,750,000
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $3,789,046,263)                                                                   3,789,046,263
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,789,046,263)*                                                        98.83%                                 $3,789,046,263
OTHER ASSETS AND LIABILITIES, NET                                              1.17                                      45,036,386
                                                                             ------                                  ---------------
TOTAL NET ASSETS                                                             100.00%                                 $3,834,082,649
                                                                             ------                                  --------------

+/-  VARIABLE RATE INVESTMENTS.

(DEGREE)(DEGREE)  CREDIT ENHANCEMENT IS PROVIDED BY AN AFFILIATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

NEW JERSEY MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
------------   --------------------------------------------------------------------   -------------   -------------  --------------
MUNICIPAL BONDS & NOTES: 99.87%
DELAWARE: 2.84%
$  3,800,000   DELAWARE RIVER &  BAY AUTHORITY (TRANSIT REVENUE, TD BANK NA
                   LOC)SS.+/-                                                                  0.24%     01/01/2030  $    3,800,000
   1,050,000   DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY VARIOUS CLEAN
               POWER SERIES D (RESOURCE RECOVERY REVENUE)SS.+/-                                0.30      08/01/2029       1,050,000
   1,300,000   DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY VARIOUS CLEAN
               POWER SERIES D (RESOURCE RECOVERY REVENUE)SS.+/-                                0.31      08/01/2029       1,300,000
                                                                                                                          6,150,000
                                                                                                                     --------------
NEW JERSEY: 80.31%
   1,310,000   AUSTIN TRUST VARIOUS STATES SERIES 2008-3034X (HOUSING REVENUE,
               FSA INSURED & BANK OF AMERICA NA)SS.+/-++                                       0.31      11/01/2015       1,310,000
   2,190,000   AUSTIN TRUST VARIOUS STATES SERIES 2008-3303 (MISCELLANEOUS
               REVENUE, BANK OF AMERICA NA LOC)SS.+/-                                          0.31      07/01/2022       2,190,000
     890,000   BURLINGTON COUNTY NJ BRIDGE LUTHERAN HOME PROJECT SERIES A
               (COMMISSION REVENUE, COMMERCE BANK NA LOC)SS.+/-                                0.27      12/01/2025         890,000
  16,585,000   CAMDEN COUNTY NJ IMPORT AUTHORITY COOPER HEALTH SYSTEM (HEALTH
               CARE REDEVELOPMENT REVENUE, TD BANK NA LOC)SS.+/-                               0.24      08/01/2032      16,585,000
     900,000   CLIPPER TAX EXEMPT SERIES 2009-32 (OTHER REVENUE, STATE STREET
               CORPORATION LOC)SS.+/-                                                          0.35      01/01/2018         900,000
   5,800,000   CLIPPER TAX EXEMPT SERIES 2009-70 (TRANSIT REVENUE, STATE STREET
               CORPORATION LOC)SS.+/-                                                          0.30      01/01/2020       5,800,000
   3,590,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-317 (TRANSIT
               REVENUE, FSA &  DEUTSCHE BANK AG)SS.+/-                                         0.31      06/15/2028       3,590,000
   3,000,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-317 (TRANSIT
               REVENUE, FSA &  DEUTSCHE BANK AG)SS.+/-                                         0.31      12/15/2033       3,000,000
   1,890,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-511 (OTHER
               REVENUE)SS.+/-                                                                  0.31      01/01/2032       1,890,000
   3,400,000   DEUTSCHE BANK SPEARS LIFERS TRUST VARIOUS STATES SERIES DB-297
               (OTHER REVENUE, NATL-RE-FGIC & DEUTSCHE BANK AG INSURED)SS.+/-                  0.31      06/15/2023       3,400,000
   2,110,000   DEUTSCHE BANK SPEARS LIFERS TRUST VARIOUS STATES SERIES DB-297
               (OTHER REVENUE, NATL-RE-FGIC & DEUTSCHE BANK AG INSURED)SS.+/-                  0.31      12/15/2031       2,110,000
   3,700,000   DEUTSCHE BANK SPEARS LIFERS TRUST VARIOUS STATES SERIES DB-449
               (TRANSIT REVENUE, FSA INSURED & DEUTSCHE BANK AG LOC)SS.+/-                     0.31      12/15/2034       3,700,000
   4,185,000   GARDEN STATE PRESERVATION TRUST NEW JERSEY OPEN SPACE & FARMLAND
               PUTTERS SERIES 2865 (RECREATIONAL REVENUE, FSA INSURED &
               JPMORGAN CHASE BANK LOC)SS.+/-                                                  0.30      05/01/2024       4,185,000
   4,557,800   HUDSON COUNTY NJ IMPORT AUTHORITY SERIES C-1 (MISCELLANEOUS
               REFUNDING REVENUE)SS.+/-                                                        1.25      01/19/2011       4,563,379
   4,000,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST VARIOUS STATES PUTTERS
               SERIES 3808 (OTHER REVENUE, JPMORGAN CHASE BANK)SS.+/-++                        0.28      06/23/2011       4,000,000
   1,000,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST VARIOUS STATES PUTTERS
               SERIES 3811 (OTHER REVENUE, JPMORGAN CHASE BANK)SS.+/-++                        0.30      06/23/2011       1,000,000
   3,000,000   MERCER COUNTY NJ IMPORT AUTHORITY ATLANTIC FUNDING PROJECT
               (MISCELLANEOUS REVENUE, BANK OF AMERICA NA)SS.+/-                               0.32      09/01/2028       3,000,000
   3,717,693   MILLBURN TOWNSHIP NJ BOND ANTICIPATION NOTES (PROPERTY TAX
               REVENUE)SS.+/-                                                                  1.50      02/10/2011       3,728,649
     500,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY GAS FACILITY PIVOTAL
               UTILITY (NATURAL GAS REVENUE, BANK OF TOKYO-MITSUBISHI LOC)SS.+/-               0.22      10/01/2022         500,000
     150,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY GAS FACILITY PIVOTAL
               UTILITY (NATURAL GAS REVENUE, BANK OF TOKYO-MITSUBISHI LOC)SS.+/-               0.22      10/01/2022         150,000
  13,365,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY PUTTABLE FLOATING
               OPTION SERIES 3824 (MISCELLANEOUS REVENUE, FGIC INSURED & DEXIA
               CREDIT LOCAL LOC)SS.+/-                                                         0.49      03/01/2023      13,365,000
   1,010,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY VARIOUS PADDOCK REALTY
               LLC PROJECT (IDR, WELLS FARGO BANK NA LOC)SS.+/-(Q)                             0.45      05/01/2031       1,010,000
     995,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY VARIOUS PEDDIE SCHOOL
               PROJECT SERIES B (ECONOMIC DEVELOPMENT REFUNDING REVENUE, US
               BANK NA SPA)SS.+/-                                                              0.27      02/01/2019         995,000



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

NEW JERSEY MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
------------   --------------------------------------------------------------------   -------------   -------------   -------------
NEW JERSEY (continued)
$  4,255,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY VARIOUS PEDDIE SCHOOL
               PROJECT SERIES B (ECONOMIC DEVELOPMENT REFUNDING REVENUE, US
               BANK NA SPA)SS.+/-                                                              0.27%     02/01/2029  $    4,255,000
   9,900,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY VARIOUS REFUNDING
               SENIOR MORTGAGE ARBOR GLEN (MISCELLANEOUS REVENUE, SOVEREIGN
               BANK FSB LOC & BANCO SANTANDER PR LOC)SS.+/-                                    0.25      05/15/2033       9,900,000
   5,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY, PRINCETON DAY SCHOOL
               PROJECT (MISCELLANEOUS REVENUE, US BANK NA LOC)SS.+/-                           0.29      08/01/2035       5,000,000
   1,700,000   NEW JERSEY EDUCATIONAL DEVELOPMENT AUTHORITY, LAWRENCEVILLE
               SCHOOL PROJECT SERIES B(EDUCATION REVENUE)SS.+/-                                0.25      07/01/2026       1,700,000
   4,500,000   NEW JERSEY EDUCATIONAL FACILITIES AUTHORITY VARIOUS INSTITUTE
               DEFENSE ANALYSES SERIES D (MISCELLANEOUS REVENUE, AMBAC INSURED
               & BRANCH BANKING & TRUST LOC)SS.+/-                                             0.28      10/01/2030       4,500,000
   5,000,000   NEW JERSEY HCFA PRINCETON HEALTHCARE SERIES B (HOSPITAL REVENUE,
               TD BANK NA LOC)SS.+/-                                                           0.25      07/01/2041       5,000,000
   3,285,000   NEW JERSEY HCFFA SERIES A1 (HFFA, COMMERCE BANK NA LOC)SS.+/-                   0.27      07/01/2014       3,285,000
   4,000,000   NEW JERSEY HCFFA VARIOUS PRINCETON HEALTHCARE SERIES A (HFFA,
               BANK OF AMERICA LOC)SS.+/-                                                      0.27      07/01/2041       4,000,000
   3,100,000   NEW JERSEY HCFFA VARIOUS SOMERSET MEDICAL CENTER (HFFA, TD BANK
                NA LOC)SS.+/-                                                                  0.25      07/01/2024       3,100,000
   5,000,000   NEW JERSEY HIGHER EDUCATION ASSISTANCE AUTHORITY STUDENT LOAN
               SERIES ROCS-RR-II-R-11853 (STUDENT LOAN REVENUE, ASSURED
               GUARANTEE & CITIBANK NA LOC)SS.+/-++                                            0.36      06/01/2016       5,000,000
   1,430,000   NEW JERSEY HOUSING & MORTGAGE FINANCE AGENCY VARIOUS SINGLE
               FAMILY HOUSING SERIES Q (SFHR, DEXIA CREDIT LOCAL SPA)SS.+/-                    0.36      04/01/2032       1,430,000
   6,010,000   NEW JERSEY STATE BUILDING AUTHORITY SUB SERIES A-3 (LEASE
               REVENUE, BANK OF NOVA SCOTIA LOC)SS.+/-                                         0.24      06/15/2023       6,010,000
   4,800,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY STUDENT
               LOAN SERIES ROCS-RR-II0-R-11571 (STUDENT LOAN REVENUE, CITIBANK
               ASSURED GUARANTY)SS.+/-                                                         0.36      06/01/2016       4,800,000
   2,250,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY STUDENT
               LOAN SERIES ROCS-RR-II0-R-11571 (STUDENT LOAN REVENUE, CITIBANK
               ASSURED GUARANTY)SS.+/-                                                         0.36      06/01/2030       2,250,000
   5,000,000   NEW JERSEY STATE TURNPIKE AUTHORITY REFUNDING VARIOUS SERIES B
               (MISCELLANEOUS REVENUE, PNC BANK LOC)SS.+/-                                     0.24      01/01/2024       5,000,000
   4,850,000   NEW JERSEY STATE TURNPIKE AUTHORITY REFUNDING VARIOUS SERIES C
               (MISCELLANEOUS REVENUE, SCOTIA BANK LOC)SS.+/-                                  0.26      01/01/2024       4,850,000
   4,200,000   NEW JERSEY STATE TURNPIKE AUTHORITY REFUNDING VARIOUS SERIES D
               (MISCELLANEOUS REVENUE, SCOTIA BANK LOC)SS.+/-                                  0.24      01/01/2024       4,200,000
   1,335,000   NEW JERSEY TRANSPORTATION TRUST FUND AUTHORITY FLOATERS SERIES
               DC8033 (TRANSIT REVENUE, FSA-CR INSURED & DEXIA CREDIT LOCAL
                   LOC)SS.+/-                                                                  0.40      12/15/2019       1,335,000
   2,530,000   NEW JERSEY TRANSPORTATION TRUST FUND AUTHORITY PUTTABLE FLOATING
               OPTION TAX-EXEMPT RECEIPTS 2363 (TRANSIT REVENUE, FGIC INSURED &
               DEXIA CREDIT LOCAL SPA)SS.+/-                                                   0.49      06/15/2019       2,530,000
   4,025,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4660 (HFA, BANK OF
               AMERICA CORPORATION LOC)SS.+/-++                                                0.38      05/17/2017       4,025,000
   3,535,000   SOUTH RIVER NJ BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)SS.+/-             1.50      12/21/2010       3,538,846
   6,500,000   SPARTA TOWNSHIP NJ BOND ANTICIPATION NOTES (PROPERTY TAX
               REVENUE)SS.+/-                                                                  1.50      02/25/2011       6,519,813
                                                                                                                        174,090,687
                                                                                                                     --------------
NEW YORK: 1.45%
   1,415,000   AUSTIN TRUST VARIOUS STATES SERIES 2008-1067 (PORT AUTHORITY
               REVENUE, BANK OF AMERICA NA)SS.+/-                                              0.38      10/01/2025       1,415,000
     700,000   LONG ISLAND NY POWER AUTHORITY ELECRIC SUBSERIES 1B (UTILITIES
               REVENUE, STATE STREET BANK & TRUST COMPANY LOC)SS.+/-                           0.25      05/01/2033         700,000
   1,020,000   NEW YORK NY VARIOUS SUB SERIES L-3 (PROPERTY TAX REVENUE, BANK
               OF AMERICA NA LOC)SS.+/-                                                        0.26      04/01/2036       1,020,000
                                                                                                                          3,135,000
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

NEW JERSEY MUNICIPAL MONEY MARKET FUND

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
------------   --------------------------------------------------------------------   -------------   -------------  -------------
PENNSYLVANIA: 0.36%
$    775,000   PENNSYLVANIA EDFA VARIOUS PHILADELPHIA AREA SERIES J1 (EDUCATION
               REVENUE, PNC BANK LOC)SS.+/-                                                    0.29%     11/01/2030  $      775,000
                                                                                                                            775,000
                                                                                                                     --------------
PUERTO RICO: 13.46%
   2,490,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-627A (SALES TAX
               REFUNDING REVENUE, AMBAC INSURED & DEUTSCHE BANK LOC)SS.+/-                     0.31      08/01/2050       2,490,000
   3,780,000   PUERTO RICO ELECTRIC POWER AUTHORITY MUNICIPAL SECURITIES TRUST
               RECEIPTS SGC 19 CLASS A (ELECTRIC POWER REVENUE, FSA INSURED &
               SOCIETE GENERALE LOC)SS.+/-                                                     0.31      07/01/2029       3,780,000
   5,530,000   PUERTO RICO ELECTRIC POWER AUTHORITY MUNICIPAL SECURITIES TRUST
               RECEIPTS SGC 36 CLASS A (ELECTRIC POWER REVENUE & SOCIETE
               GENERALE LOC)SS.+/-                                                             0.31      07/01/2032       5,530,000
   3,200,000   PUERTO RICO ELECTRIC POWER AUTHORITY MUNICIPAL SECURITIES TRUST
               RECEIPTS SGC 57 CLASS A (ELECTRIC POWER REVENUE, FSA INSURED &
               SOCIETE GENERALE LOC)SS.+/-                                                     0.31      07/01/2029       3,200,000
   8,180,000   PUERTO RICO HFA PUTTERS SERIES 2984 (HOUSING REVENUE, HUD
               INSURED & JPMORGAN CHASE BANK LOC)SS.+/-                                        0.30      06/01/2012       8,180,000
   6,000,000   PUERTO RICO SALES TAX FINANCING CORPORATION ROCS-RR-II-R-11760
               (SALES TAX REVENUE, CITIBANK LOC)SS.+/-++                                       0.31      12/01/2047       6,000,000
                                                                                                                         29,180,000
                                                                                                                     --------------
TEXAS: 0.78%
   1,600,000   PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENAL FACILITIES
               MOTIVA ENTERPRISES SERIES B (IDR )SS.+/-                                        0.27      04/01/2040       1,600,000
     100,000   PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENTAL FACILITIES
               VARIOUS REFUNDING MOTIVA ENTERPRISES SERIES C (RESOURCE RECOVERY
               REVENUE)SS.+/-                                                                  0.27      04/01/2040         100,000
                                                                                                                          1,700,000
                                                                                                                     --------------
UTAH: 0.67%
   1,450,000   LOGAN CITY UT SCIENTIFIC TECHNOLOGY INCORPORATION (IDR, BANK OF
               THE WEST LOC)SS.+/-                                                             0.42      08/01/2031       1,450,000
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $216,480,687)                                                                       216,480,687
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $216,480,687)*                                                          99.87%                                 $  216,480,687
OTHER ASSETS AND LIABILITIES, NET                                              0.13                                         284,613
                                                                              -----                                  --------------
TOTAL NET ASSETS                                                             100.00%                                 $  216,765,300
                                                                              -----                                  --------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

(q)  CREDIT ENHANCEMENT IS PROVIDED BY AN AFFILIATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBST ANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

NEW YORK MUNICIPAL MONEY MARKET

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
------------   --------------------------------------------------------------------   -------------   -------------   -------------
MUNICIPAL BONDS & NOTES: 96.48%
ALABAMA: 0.05%
$    193,000   SOUTHEAST ALABAMA GAS DISTRICT ALABAMA REVENUE SUPPLY PROJECT
               SERIES A (IDR, SOCIETE GENERALE LOC) +/-ss.                                     0.28%     08/01/2027   $     193,000
                                                                                                                      -------------
DELAWARE: 0.91%
   3,800,000   DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY (RESOURCE RECOVERY
               REVENUE)+/-ss.                                                                  0.31      08/01/2029       3,800,000
                                                                                                                      -------------
IOWA: 1.36%
   5,650,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES UNIVERSITY
               OF DUBUQUE (EDUCATION REVENUE, NORTHERN TRUST CORPORATION LOC)+/-ss.            0.27      04/01/2035       5,650,000
                                                                                                                      -------------
MINNESOTA: 0.65%
   2,680,000   SHERBURNE COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY APPERTS
               INCORPORATED PROJECT (IDR, BREMER BANK LOC)+/-ss.                               0.62      12/01/2021       2,680,000
                                                                                                                      -------------
NEVADA: 0.29%
   1,195,000   SPARKS NV ECONOMIC DEVELOPMENT RIX INDUSTRIES PROJECT (IDR,
               WELLS FARGO BANK NA LOC)+/-ss.(Q)                                               0.50      07/01/2027       1,195,000
                                                                                                                      -------------
NEW JERSEY: 0.07%
     300,000   DEUTSCHE BANK SPEARS LIFERS TRUST DB-297 (OTHER REVENUE, NATL-RE
               FGIC INSURED)+/-ss.                                                             0.31      06/15/2023         300,000
                                                                                                                      -------------
NEW YORK: 82.54%
  11,200,000   CITY OF NEW YORK NY (PROPERTY TAX REVENUE, TORONTO DOMINION BANK
               LOC)+/-ss.                                                                      0.25      09/01/2027      11,200,000
   5,000,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST 2009-35 COP (OTHER
               REVENUE, STATE STREET CORPORATION LOC)+/-ss.                                    0.30      11/01/2020       5,000,000
   5,600,000   CLIPPER TAX-EXEMPT CERTIFICATES TRUST 2009-45 COP (OTHER
               REVENUE, STATE STREET CORPORATION LOC)+/-ss.                                    0.30      07/01/2025       5,600,000
   2,580,000   COLUMBIA COUNTY NY IDA RURAL MANUFACTURING COMPANY INCORPORATED
               PROJECT SERIES A (IDR, FLEET NATIONAL BANK LOC)+/-ss.                           0.55      05/01/2025       2,580,000
   6,000,000   DEPEW NY FREE SCHOOL DISTRICT BOND ANTICIPATION NOTES SERIES A
               (PROPERTY TAX REVENUE)                                                          1.25      06/02/2011       6,018,067
   9,760,000   ERIE COUNTY NY IDA CIVIC FACILITIES CANISIUS HIGH SCHOOL BUFFALO
               (LEASE REVENUE, MANUFACTURERS & TRADERS LOC)+/-ss.                              0.35      02/01/2038       9,760,000
     450,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES 3484 (UTILITIES
               REVENUE, JPMORGAN CHASE BANK LOC)+/-ss.                                         0.28      06/15/2033         450,000
   4,600,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES 3600-Z (HCFR,
               JPMORGAN CHASE BANK LOC)+/-ss.++                                                0.40      01/01/2016       4,600,000
   4,115,000   LANCASTER TOWN NY IDA CIVIC FACILITIES GREENFIELD MANOR PROJECT
               (HCFR, MANUFACTURERS & TRADERS BANK LOC)+/-ss.                                  0.32      11/01/2032       4,115,000
   5,350,000   LONG ISLAND POWER AUTHORITY NY ELECTRIC SYSTEM SUBSERIES 1-B
               (UTILITIES REVENUE, STATE STREET BANK & TRUST LOC)+/-ss.                        0.25      05/01/2033       5,350,000
  10,000,000   METROPOLITAN TRANSPORTATION AUTHORITY NY REVENUE ANTICIPATION
               NOTES (TRANSPORTATION REVENUE)                                                  2.00      12/31/2010      10,026,422
  11,650,000   METROPOLITAN TRANSPORTATION AUTHORITY NY ROCS-RR-II-R-11711
               (TRANSPORTATION REVENUE, FSA INSURED)+/-ss.                                     0.32      11/15/2027      11,650,000
   1,000,000   METROPOLITAN TRANSPORTATION AUTHORITY NY ROCS-RR-II-R-594PB
               (TRANSPORTATION REVENUE, CITIBANK NA)+/-ss.                                     0.32      11/15/2013       1,000,000
   5,000,000   METROPOLITAN TRANSPORTATION AUTHORITY NY SUBSERIES G2
               (TRANSPORTATION REVENUE, BANQUE NATIONALE PARIS LOC)+/-ss.                      0.26      11/01/2026       5,000,000
   3,820,000   NEW YORK CITY NY CAPITAL RESOURCE CORPORATION LOAN ENHANCED
               ASSISTANCE SERIES A (HCFR, BANK OF AMERICA NA LOC)+/-ss.                        0.26      01/01/2026       3,820,000
   3,600,000   NEW YORK CITY NY CAPITAL RESOURCE CORPORATION LOAN ENHANCED
               ASSISTANCE SERIES A (EDUCATION REVENUE, BANK OF AMERICA NA LOC)+/-ss.           0.50      05/01/2037       3,600,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

NEW YORK MUNICIPAL MONEY MARKET

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
------------   --------------------------------------------------------------------   -------------   -------------   -------------
NEW YORK (continued)
$  4,400,000   NEW YORK CITY NY IDA CIVIC FACILITIES SEPHARDIC COMMUNITY YOUTH
               CENTER (LEASE REVENUE, MANUFACTURERS & TRADERS BANK LOC)+/-ss.                  0.35%     06/01/2028   $   4,400,000
   3,100,000   NEW YORK CITY TRANSITIONAL FINANCE AUTHORITY (MISCELLANEOUS TAX
               REVENUE, DEXIA CREDIT SPA)+/-ss.                                                0.31      11/01/2022       3,100,000
   4,700,000   NEW YORK CONVENTION CENTER DEVELOPMENT CORPORATION (OTHER
               REVENUE, AMBAC INSURED)+/-ss.                                                   0.30      05/14/2014       4,700,000
   7,900,000   NEW YORK CONVENTION CENTER DEVELOPMENT CORPORATION (OTHER
               REVENUE, AMBAC INSURED)+/-ss.                                                   0.30      11/15/2044       7,900,000
  10,000,000   NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY (TRANSPORTATION
               REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss.                                         0.24      11/01/2026      10,000,000
   5,000,000   NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION (HOUSING
               REVENUE, DEXIA CREDIT SPA)+/-ss.                                                0.53      11/01/2040       5,000,000
   3,940,000   NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION 1405 FIFTH
               AVENUE APARTMENTS SERIES A (HOUSING REVENUE, CITIBANK NA LOC)+/-ss.             0.29      07/01/2039       3,940,000
   4,035,000   NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION 1904 VYSE
               AVENUE APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)+/-ss.                0.26      01/15/2038       4,035,000
   3,400,000   NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION 2007 LAFONTAINE
               AVENUE SERIES A (HOUSING REVENUE, CITIBANK NA LOC)+/-ss.                        0.29      06/01/2037       3,400,000
   1,925,000   NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION 550 EAST 170TH
               STREET APARTMENTS SERIES A (HOUSING REVENUE, BANK OF AMERICA NA
                   LOC)+/-ss.                                                                  0.29      05/01/2042       1,925,000
  11,200,000   NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION BRUCKNER SERIES
               A (HOUSING REVENUE, BANK OF AMERICA NA LOC)+/-ss.                               0.27      11/01/2048      11,200,000
   2,500,000   NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION OGDEN AVENUE
               APARTMENTS II SERIES A (HOUSING REVENUE, FNMA INSURED)+/-ss.                    0.27      03/01/2038       2,500,000
   9,045,000   NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION SERIES C-4
               (HOUSING REVENUE)+/-ss.                                                         0.27      05/01/2015       9,045,000
   2,000,000   NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION SERIES J-1
               (HOUSING REVENUE)+/-ss.                                                         0.48      05/01/2046       2,000,000
   2,800,000   NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION WEST END TOWERS
               SERIES A (HOUSING REVENUE, FNMA INSURED)+/-ss.                                  0.27      05/15/2034       2,800,000
   1,615,000   NEW YORK NY CITY IDA CIVIC FACILITIES FRENCH INSTITUTION
               ALLIANCE (IDR, MANUFACTURERS & TRADERS BANK LOC)+/-ss.                          0.55      02/01/2035       1,615,000
   4,500,000   NEW YORK NY CITY IDA NEW YORK STOCK EXCHANGE PROJECT SERIES B
               (IDR, BANK OF AMERICA NA LOC)+/-ss.                                             0.26      05/01/2033       4,500,000
   7,085,000   NEW YORK NY CITY MUNICIPAL WATER FINANCE AUTHORITY PUTTERS
               SERIES 1263 (UTILITIES REVENUE, FSA INSURED)+/-ss.++                            0.30      06/15/2013       7,085,000
     145,000   NEW YORK NY CITY MUNICIPAL WATER FINANCE AUTHORITY PUTTERS
               SERIES 1289 (UTILITIES REVENUE, JPMORGAN CHASE BANK LOC)+/-ss.++                0.30      12/15/2013         145,000
   1,300,000   NEW YORK NY CITY MUNICIPAL WATER FINANCE AUTHORITY SERIES C
               (UTILITIES REVENUE)+/-ss.                                                       0.28      06/15/2033       1,300,000
  10,445,000   NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY NYC RECOVERY
               SERIES 3 (TAX REVENUE)+/-ss.                                                    0.31      11/01/2022      10,445,000
   2,200,000   NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY SUBSERIES F-5
               (TAX REVENUE, SUMITOMO MITSUI BANKING LOC)+/-ss.                                0.24      02/01/2035       2,200,000
   3,750,000   NEW YORK NY CITY TRUST CULTURAL RESEARCH LINCOLN CENTER FOR THE
               ARTS SERIES B-1 (OTHER REVENUE, US BANK NA LOC)+/-ss.                           0.25      11/01/2038       3,750,000
   4,700,000   NEW YORK NY SERIES L5 (PROPERTY TAX REVENUE)+/-ss.                              0.28      04/01/2035       4,700,000
   2,000,000   NEW YORK NY SUBSERIES B-2 (PROPERTY TAX REVENUE, JPMORGAN CHASE
               BANK LOC)+/-ss.                                                                 0.25      08/15/2018       2,000,000
   2,200,000   NEW YORK NY SUBSERIES B-2 (PROPERTY TAX REVENUE, JPMORGAN CHASE
               BANK LOC)+/-ss.                                                                 0.26      08/15/2018       2,200,000
   2,800,000   NEW YORK NY SUBSERIES B-2 (PROPERTY TAX REVENUE, JPMORGAN CHASE
               BANK LOC)+/-ss.                                                                 0.26      08/15/2019       2,800,000
   7,000,000   NEW YORK NY SUBSERIES C-4 (PROPERTY TAX REVENUE, BANK OF TOKYO
               LOC)+/-ss.                                                                      0.25      08/01/2020       7,000,000
   7,950,000   NEW YORK NY SUBSERIES H-1 (PROPERTY TAX REVENUE, DEXIA CREDIT
               SPA LOC)+/-ss.                                                                  0.28      01/01/2036       7,950,000
   6,150,000   NEW YORK NY SUBSERIES H-7 (PROPERTY TAX REVENUE, KBC BANK LOC)+/-ss.            0.25      03/01/2034       6,150,000
   5,000,000   NEW YORK NY SUBSERIES I-7 (PROPERTY TAX REVENUE, BANK OF AMERICA
               NA LOC)+/-ss.                                                                   0.29      04/01/2036       5,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

NEW YORK MUNICIPAL MONEY MARKET

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
------------   --------------------------------------------------------------------   -------------   -------------   -------------
NEW YORK (continued)
$    400,000   NEW YORK NY SUBSERIES J-3 (PROPERTY TAX REVENUE, JPMORGAN CHASE
               BANK LOC)+/-ss.                                                                 0.24%     02/15/2016   $     400,000
     780,000   NEW YORK NY SUBSERIES L-3 (PROPERTY TAX REVENUE)+/-ss.                          0.26      04/01/2036         780,000
   2,100,000   NEW YORK NY SUBSERIES L-4 (PROPERTY TAX REVENUE, US BANK NA
               LOC)+/-ss.                                                                      0.26      04/01/2038       2,100,000
   3,150,000   NEW YORK STATE DORMITORY AUTHORITY ECLIPSE FUNDING TRUST
               2006-0029 SOLAR ECLIPSE (HCFR, US BANK NA LOC)+/-ss.++                          0.29      02/15/2012       3,150,000
   9,000,000   NEW YORK STATE DORMITORY AUTHORITY NORTH SHORE LI JEWISH SERIES
               B (EDUCATION REVENUE, TD BANK NA LOC)+/-ss.                                     0.24      07/01/2039       9,000,000
   3,000,000   NEW YORK STATE DORMITORY AUTHORITY NORTHERN WESTCHESTER
               ASSOCIATION (HCFR, TD BANK NA LOC)+/-ss.                                        0.25      11/01/2034       3,000,000
   4,500,000   NEW YORK STATE DORMITORY AUTHORITY NY LAW SCHOOL (EDUCATION
               REVENUE, TD BANK NA LOC)+/-ss.                                                  0.27      07/01/2038       4,500,000
   9,500,000   NEW YORK STATE DORMITORY AUTHORITY ROCKEFELLER UNIVERSITY SERIES
               B (EDUCATION REVENUE, US BANK NA LOC)+/-ss.                                     0.24      07/01/2039       9,500,000
     380,000   NEW YORK STATE HOUSING FINANCE AGENCY 10 LIBERTY SERIES A
               (HOUSING REVENUE, FHLMC INSURED)+/-ss.                                          0.25      05/01/2035         380,000
   1,500,000   NEW YORK STATE HOUSING FINANCE AGENCY AVALON BOWERY PLACE SERIES
               II-A (HOUSING REVENUE, BANK OF AMERICA NA LOC)+/-ss.                            0.32      11/01/2039       1,500,000
   3,800,000   NEW YORK STATE HOUSING FINANCE AGENCY COLLEGE ARMS SERIES A
               (HOUSING REVENUE, FHLMC INSURED)+/-ss.                                          0.27      05/01/2048       3,800,000
   3,300,000   NEW YORK STATE HOUSING FINANCE AGENCY RIP VAN WINKLE HOUSE
               SERIES A (HOUSING REVENUE, FHLMC INSURED)+/-ss.                                 0.31      11/01/2034       3,300,000
   2,500,000   NEW YORK STATE HOUSING FINANCE AGENCY VICTORY HOUSING SERIES
               2004-A (HOUSING REVENUE, FHLMC INSURED)+/-ss.                                   0.26      11/01/2033       2,500,000
  19,900,000   NEW YORK STATE HOUSING FINANCE AGENCY WEST 23RD STREET SERIES A
               (HOUSING REVENUE, FHLMC INSURED)+/-ss.                                          0.28      05/15/2033      19,900,000
     700,000   NEW YORK STATE HOUSING FINANCE AGENCY WEYANT GREEN APARTMENTS
               SERIES A (HOUSING REVENUE, FNMA INSURED)+/-ss.                                  0.26      05/15/2037         700,000
   1,200,000   NEW YORK STATE MORTGAGE AGENCY HOMEOWNER MORTGAGE SERIES 132
               (HOUSING REVENUE, DEXIA CREDIT SPA)+/-ss.                                       0.31      04/01/2037       1,200,000
   3,515,000   NEW YORK STATE MORTGAGE AGENCY ROCS-RR-II-R-11706 (HOUSING
               REVENUE, CITIBANK NA LOC)+/-ss.                                                 0.36      10/01/2024       3,515,000
   2,880,000   OYSTER BAY NY BOND ANTICIPATION NOTES (PUBLIC FACILITIES REVENUE)               1.25      08/12/2011       2,901,220
   9,850,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS PT-4564 (OTHER
               REVENUE, FHLMC INSURED)+/-ss.                                                   0.39      06/02/2021       9,850,000
     800,000   SOUTHEAST NY IDA DAIRY CONVEYOR CORPORATION PROJECT (IDR,
               JPMORGAN CHASE BANK LOC)+/-ss.++                                                0.30      11/01/2015         800,000
   1,425,000   STEUBEN COUNTY NY IDA CIVIC FACILITIES CORNING HOSPITAL CENTER
               (IDR, MANUFACTURERS & TRADERS LOC)+/-ss.                                        0.54      12/18/2032       1,425,000
   2,345,000   STEUBEN COUNTY NY IDA CIVIC FACILITIES GUTHRIE CORNING (IDR,
               MANUFACTURERS & TRADERS LOC)+/-ss.                                              0.54      12/18/2032       2,345,000
   9,450,000   TOMPKINS COUNTY NY IDA CIVIC FACILITIES SERIES A (IDR,
               MANUFACTURERS & TRADERS LOC)+/-ss.                                              0.40      03/01/2030       9,450,000
   3,830,000   TRIBOROUGH BRIDGE & TUNNEL AUTHORITY NEW YORK MUNICIPAL
               SECURITIES TRUST RECEIPTS SGC-54 CLASS A (TRANSPORTATION
               REVENUE, SOCIETE GENERALE LOC)+/-ss.++                                          0.31      01/01/2032       3,830,000
   4,205,000   TRIBOROUGH BRIDGE & TUNNEL AUTHORITY NEW YORK SERIES A
               (TRANSPORTATION REVENUE, DEXIA CREDIT SPA)+/-ss.                                0.33      11/01/2035       4,205,000
   4,275,000   UPSTATE TELECOMMUNICATIONS CORPORATION NEW YORK INFORMATION
               TECHNOLOGY (OTHER REVENUE, MANUFACTURERS & TRADERS BANK LOC)+/-ss.              0.35      03/01/2020       4,275,000
                                                                                                                        342,860,709
                                                                                                                      -------------
PENNSYLVANIA: 0.62%
   2,570,000   LOWER MERION PA SCHOOL DISTRICT CAPITAL PROJECT SERIES A
               (EDUCATION REVENUE, STATE STREET BANK & TRUST LOC)+/-ss.                        0.27      04/01/2027       2,570,000
                                                                                                                      -------------
PUERTO RICO: 7.43%
   1,985,000   BRANCH BANKING & TRUST MUNICIPAL TRUST SERIES 2006 (UTILITIES
               REVENUE, BRANCH BANKING & TRUST LOC)+/-ss.                                      0.32      06/25/2027       1,985,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

NEW YORK MUNICIPAL MONEY MARKET

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
------------   --------------------------------------------------------------------   -------------   -------------   -------------
PUERTO RICO (continued)
$    400,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-627A (SALES TAX
               REVENUE, AMBAC INSURED)+/-ss.                                                   0.31%     08/01/2050   $     400,000
   3,715,000   PUERTO RICO COMMONWEALTH ROC-II-R-185 (OTHER REVENUE, FGIC
               INSURED)+/-ss.++                                                                0.28      07/01/2012       3,715,000
   6,180,000   PUERTO RICO ELECTRIC POWER AUTHORITY MUNICIPAL SECURITIES TRUST
               RECEIPTS SGC-57 CLASS A (UTILITIES REVENUE, FSA INSURED)+/-ss.                  0.31      07/01/2029       6,180,000
   3,500,000   PUERTO RICO ELECTRIC POWER AUTHORITY MUNICIPAL SECURITIES TRUST
               RECEIPTS-SGC-36 CLASS A (UTILITIES REVENUE, SOCIETE GENERALE
               LOC)+/-ss.                                                                      0.31      07/01/2032       3,500,000
   4,875,000   PUERTO RICO SALES TAX CORPORATE FINANCING ROCS-RR-II-R-11778
               (SALES TAX REVENUE, CITIBANK NA LOC)+/-ss.++                                    0.31      08/01/2047       4,875,000
   6,000,000   PUERTO RICO SALES TAX CORPORATE FINANCING ROCS-RR-II-R-11779
               (SALES TAX REVENUE, CITIBANK NA LOC)+/-ss.++                                    0.31      12/01/2047       6,000,000
   2,230,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS CLASS
               C-PPT-1001(OTHER REVENUE, FHLMC INSURED)                                        0.33      03/01/2040       2,230,000
   1,980,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS PT-4147 (OTHER
               REVENUE, FGIC INSURED)+/-ss.                                                    0.49      07/01/2033       1,980,000
                                                                                                                         30,865,000
                                                                                                                      -------------
TEXAS: 2.56%
   3,050,000   HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION DEER PARK
               REFINING (RESOURCE RECOVERY REVENUE)+/-ss.                                      0.25      03/01/2023       3,050,000
   2,300,000   PORT ARTHUR TX NAVAL DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
               ENTERPRISES PROJECT SERIES C (RESOURCE RECOVERY REVENUE)+/-ss.                  0.27      04/01/2040       2,300,000
   1,800,000   PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENTAL FACILITIES
               MOTIVA ENTERPRISES B (IDR)+/-ss.                                                0.27      04/01/2040       1,800,000
   3,500,000   PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENTAL FACILITIES
               MOTIVA ENTERPRISES B (RESOURCE RECOVERY REVENUE)+/-ss.                          0.27      12/01/2039       3,500,000
                                                                                                                         10,650,000
                                                                                                                      -------------
TOTAL MUNICIPAL BONDS & NOTES (COST $400,763,709)                                                                       400,763,709
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $400,763,709)*                                                          96.48%                                    400,763,709
OTHER ASSETS AND LIABILITIES, NET                                              3.52                                      14,639,344
                                                                             ------                                   -------------
TOTAL NET ASSETS                                                             100.00%                                  $ 415,403,053
                                                                             ------                                   -------------

+/-  VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(q)  CREDIT ENHANCEMENT IS PROVIDED BY AN AFFILIATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

PENNSYLVANIA MUNICIPAL MONEY MARKET

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
------------   --------------------------------------------------------------------   -------------   -------------   -------------

MUNICIPAL BONDS & NOTES: 99.18%
DELAWARE: 1.28%
$  2,150,000   DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY (RESOURCE
               RECOVERY REVENUE)+/-SS.                                                         0.31%     08/01/2029   $  2,150,000
                                                                                                                      ------------
MINNESOTA: 0.63%
   1,050,000   MINNEAPOLIS & SAINT PAUL MN HOUSING & RDA ALLINA HEALTH
               SYSTEMS SERIES B-2 (HFFA, JPMORGAN CHASE BANK LOC)+/-SS.                        0.26      11/15/2035      1,050,000
                                                                                                                      ------------
NEVADA: 0.22%
     365,000   RENO NV SALES TAX REVENUE SENIOR LIEN-RENO PROJECT (SALES TAX
               REVENUE, BANK OF NEW YORK LOC)+/-SS.                                            0.26      06/01/2042        365,000
                                                                                                                      ------------
NEW YORK: 0.36%
     600,000   NEW YORK NY TRANSITIONAL FINANCE AUTHORITY SERIES 3F (TAX
               REVENUE)+/- SS.                                                                 0.25      11/01/2022        600,000
                                                                                                                      ------------
PENNSYLVANIA: 89.61%
   3,315,000   ADAMS COUNTY PA IDA GETTYSBURG FOUNDATION SERIES A (IDR)+/- ++                  0.35      12/01/2027      3,315,000
   2,875,000   ALLEGHENY COUNTY PA RESIDENTIAL FINANCE AUTHORITY MORTGAGE
               SFHR SERIES 2005-SS (HOUSING REVENUE, PNC FINANCIAL SERVICES
               GROUP INCORPORATED LOC)+/- SS.                                                  0.35      05/01/2036      2,875,000
   3,100,000   BEAVER COUNTY PA IDA POLLUTION CONTROL FIRST ENERGY
               GENERATION (IDR, BARCLAYS BANK PLC LOC)+/- SS.                                  0.27      01/01/2035      3,100,000
   4,015,000   BERKS COUNTY PA IDA FLEETWOOD BUSINESS TRUST (IDR, NORTHERN
               TRUST COMPANY LOC)+/- SS.                                                       0.34      05/15/2025      4,015,000
   5,495,000   BETHLEHEM PA AREA SCHOOL DISTRICT (GO LOCAL, FSA, SPA & DEXIA
               SA INSURED)+/- SS.                                                              0.46      01/01/2032      5,495,000
   5,080,000   BUTLER COUNTY PA IDA MINE SAFETY APPLIANCES (IDR, JPMORGAN
               CHASE BANK LOC)+/- SS. ++                                                       0.31      10/01/2034      5,080,000
   3,000,000   BUTLER COUNTY PA IDA MINE SAFETY APPLIANCES SERIES A (IDR,
               JPMORGAN CHASE BANK LOC)+/- SS.                                                 0.41      05/01/2022      3,000,000
   1,000,000   BUTLER COUNTY PA IDA MINE SAFETY APPLIANCES SERIES B (IDR,
               JPMORGAN CHASE BANK LOC)+/- SS.                                                 0.41      05/01/2022      1,000,000
   1,000,000   CHESTER COUNTY PA IDA KAC III REALTY CORPORATION PROJECT
               SERIES A (IDR, PNC FINANCIAL SERVICES GROUP INCORPORATED
               LOC)+/- SS. ++                                                                  0.38      12/01/2027      1,000,000
   2,850,000   CLIPPER TAX-EXEMPT CERTIFICATE TRUST COP SERIES 2006-13
               (TRANSPORTATION REVENUE, STATE STREET CORPORATION LOC)+/- SS.                   0.35      01/01/2015      2,850,000
   2,000,000   CLIPPER TAX-EXEMPT CERTIFICATE TRUST COP SERIES 2006-13
               (TRANSPORTATION REVENUE, STATE STREET CORPORATION LOC)+/- SS.                   0.35      01/01/2018      2,000,000
     400,000   CUMBERLAND COUNTY PA IDA LANE ENTERPRISES INCORPORATED
               PROJECT (IDR, PNC FINANCIAL SERVICES GROUP INCORPORATED LOC)+/-
               SS.                                                                             0.38      04/01/2011        400,000
   3,450,000   DELAWARE COUNTY PA COLLEGE AUTHORITY EASTERN COLLEGE SERIES A
               (EDUCATION REVENUE, TD BANK NA LOC)+/- SS.                                      0.29      10/01/2025      3,450,000
   2,860,000   DELAWARE COUNTY PA RIVER JUNCTION TOLL BRIDGE COMMISSION
               SERIES B-2 (TRANSPORTATION REVENUE, DEXIA SA LOC)+/- SS.                        0.32      07/01/2032      2,860,000
   8,955,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-340 (PROPERTY TAX
               REVENUE, NATL-RE INSURED)+/- SS. ++                                             0.32      10/01/2022      8,955,000
   1,965,000   EAST HEMPFIELD TOWNSHIP PA IDA HERLEY INDUSTRIES INCORPORATED
               PROJECT SERIES 2001 (IDR, MANUFACTURERS & TRADERS TRUST
               COMPANY LOC)+/- SS.                                                             0.45      10/01/2021      1,965,000
   4,575,000   EMMAUS PA GENERAL AUTHORITY SERIES D27 (GO LOCAL, US BANK  NA
               LOC)+/- SS.                                                                     0.27      03/01/2024      4,575,000
   1,700,000   FAYETTE COUNTY PA IDA COASTAL LUMBER COMPANY PROJECT (IDR,
               BRANCH BANKING & TRUST LOC)+/- SS.                                              0.48      09/01/2018      1,700,000
   1,555,000   FRANCONIA TOWNSHIP PA IDA ASHERS CHOCOLATE PROJECT SERIES A
               (IDR, COMMERCE BANK NA LOC)+/- SS. ++                                           0.48      05/01/2017      1,555,000
   2,000,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES 3498Z (PROPERTY
               TAX REVENUE, JPMORGAN CHASE BANK LOC)+/- SS. ++                                 0.40      06/01/2015      2,000,000
   4,180,000   LANCASTER PA IDA PURPLE CROW PARTNERS LLC PROJECT (IDR, FIRST
               TENNESSEE BANK LOC)+/- SS.                                                      0.34      09/01/2026      4,180,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

PENNSYLVANIA MUNICIPAL MONEY MARKET

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
------------   --------------------------------------------------------------------   -------------   -------------   -------------
PENNSYLVANIA (continued)
$  5,290,000   LOWER MERION PA SCHOOL DISTRICT CAPITAL PROJECT SERIES A
               (PROPERTY TAX REVENUE, STATE STREET BANK LOC)+/- SS.                            0.27%     04/01/2027   $  5,290,000
   3,500,000   MERRILL LYNCH PUTTABLE OPTION TAX-EXEMPT RECEIPTS SERIES 385
               (HCFR, MERRILL LYNCH & COMPANY INCORPORATED LOC)+/- SS.++                       0.39      08/15/2042      3,500,000
  12,700,000   MERRILL LYNCH PUTTABLE OPTION TAX-EXEMPT RECEIPTS SERIES 566
               (HCFR, MERRILL LYNCH & COMPANY INCORPORATED LOC)+/- SS. ++                      0.52      08/15/2042     12,700,000
     430,000   MONTGOMERY COUNTY PA IDA NORTHWESTERN HUMAN SERVICES (IDR, TD
               BANKNORTH NA LOC)+/- SS.                                                        0.25      06/01/2033        430,000
   1,700,000   PENNSYLVANIA EDFA FITZPATRICK CONTAINER COMPANY  PROJECT
               (ECONOMIC DEVELOPMENT REVENUE, PNC BANK NA LOC)+/-                              0.35      12/01/2023      1,700,000
   1,100,000   PENNSYLVANIA EDFA GANFLEC CORPORATION PROJECT SERIES E
               (ECONOMIC DEVELOPMENT REVENUE, PNC BANK NA LOC)+/- SS.                          0.38      11/01/2019      1,100,000
   4,250,000   PENNSYLVANIA EDFA SERIES A-2 (ECONOMIC DEVELOPMENT REVENUE,
               PNC BANK NA LOC)+/- SS.                                                         0.35      05/01/2011      4,250,000
   4,845,000   PENNSYLVANIA EDFA SERIES A-2 (ECONOMIC DEVELOPMENT REVENUE,
               PNC BANK NA LOC)+/- SS. ++                                                      0.60      10/01/2032      4,845,000
     300,000   PENNSYLVANIA EDFA SERIES B1 (ECONOMIC DEVELOPMENT REVENUE,
               PNC BANK NA LOC)+/- SS.                                                         0.46      05/01/2015        300,000
     400,000   PENNSYLVANIA EDFA SERIES B2 (ECONOMIC DEVELOPMENT REVENUE,
               PNC BANK NA LOC)+/- SS.                                                         0.46      08/01/2014        400,000
   1,400,000   PENNSYLVANIA EDFA SERIES D7 (ECONOMIC DEVELOPMENT REVENUE,
               PNC BANK NA LOC)+/- SS. ++                                                      0.35      08/01/2022      1,400,000
   2,000,000   PENNSYLVANIA EDFA SERIES G10 (ECONOMIC DEVELOPMENT REVENUE,
               PNC BANK NA LOC)+/- SS. ++                                                      0.35      12/01/2025      2,000,000
     200,000   PENNSYLVANIA EDFA SERIES G12 (ECONOMIC DEVELOPMENT REVENUE,
               PNC BANK NA LOC)+/- SS. ++                                                      0.46      12/01/2013        200,000
     450,000   PENNSYLVANIA EDFA SERIES G6 (ECONOMIC DEVELOPMENT REVENUE,
               PNC BANK NA LOC)+/- SS. ++                                                      0.46      12/01/2013        450,000
     600,000   PENNSYLVANIA EDFA SERIES H4 (ECONOMIC DEVELOPMENT REVENUE,
               PNC BANK NA LOC)+/- SS.                                                         0.46      12/01/2012        600,000
     550,000   PENNSYLVANIA EDFA SERIES J1 (ECONOMIC DEVELOPMENT REVENUE,
               PNC BANK NA LOC)+/- SS.                                                         0.29      11/01/2030        550,000
     500,000   PENNSYLVANIA EDFA SERIES J1 (ECONOMIC DEVELOPMENT REVENUE,
               PNC BANK NA LOC)+/- SS.                                                         0.46      05/01/2015        500,000
   1,200,000   PENNSYLVANIA HORIZON HOSPITAL SYSTEMS AUTHORITY SENIOR HEALTH
               & HOUSING FACILITIES SAINT PAUL HOMES PROJECT (HFFA, REVENUE
               MANUFACTURERS & TRADERS TRUST COMPANY LOC)+/- SS.                               0.35      01/01/2033      1,200,000
   2,250,000   PENNSYLVANIA HOUSING FINANCE AGENCY SERIES 100C (HOUSING
               REVENUE, DEXIA CREDIT LOCAL LOC)+/- SS.                                         0.29      04/01/2038      2,250,000
   2,300,000   PENNSYLVANIA HOUSING FINANCE AGENCY SERIES 98C (HOUSING
               REVENUE, DEXIA CREDIT LOCAL LOC)+/- SS.                                         0.35      10/01/2037      2,300,000
   1,370,000   PENNSYLVANIA STATE HEFAR OF INDEPENDENT COLLEGES SERIES E-3
               (EDUCATION REVENUE, JPMORGAN CHASE BANK LOC)+/- SS.                             0.32      11/01/2022      1,370,000
   4,600,000   PENNSYLVANIA STATE HEFAR OF INDEPENDENT COLLEGES SERIES K
               (EDUCATION REVENUE, PNC BANK NA LOC)+/- SS. ++                                  0.29      11/01/2014      4,600,000
   7,600,000   PENNSYLVANIA STATE PUBLIC SCHOOL BUILDING AUTHORITY
               ROCS-RR-II-R-11396 (EDUCATION REVENUE, CITIBANK NA LOC)+/- SS.                  0.34      12/01/2023      7,600,000
   4,000,000   PENNSYLVANIA STATE UNIVERSITY PROJECT SERIES B (EDUCATION
               REVENUE, PNC BANK NA LOC)+/- SS.                                                0.40      06/01/2031      4,000,000
   1,000,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT PROJECT
               (IDR, PNC BANK NA LOC)+/- SS.                                                   0.40      12/01/2014      1,000,000
   2,585,000   PHILADELPHIA PA HOSPITALS & HIGHER EDUCATION FACILITIES
               AUTHORITY CHILDREN'S HOSPITAL PROJECT B (HFFA)+/- SS.                           0.26      07/01/2025      2,585,000
   1,300,000   PHILADELPHIA PA HOSPITALS & HIGHER EDUCATION FACILITIES
               AUTHORITY CHILDREN'S HOSPITAL PROJECT B (HFFA)+/- SS.                           0.26      07/01/2025      1,300,000
   1,000,000   RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES C13 (HCFR,
               ROYAL BANK OF CANADA LOC)+/-++ SS.                                              0.30      11/01/2011      1,000,000
   5,600,000   RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E-11(HFFA,
               ROYAL BANK OF CANADA LOC)+/- SS. ++                                             0.31      02/01/2012      5,600,000
   5,800,000   RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E-16 (HCFR,
               ROYAL BANK OF CANADA LOC)+/- SS. ++                                             0.30      04/15/2039      5,800,000
   1,800,000   SOUTH CENTRAL PA GENERAL AUTHORITY WELLSPAN HEALTH OBLIGATION
                  GROUP SERIES 2008 (HFFA MANUFACTURERS & TRADERS TRUST COMPANY
                  LOC)+/- SS.                                                                  0.29      06/01/2037      1,800,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                         PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

PENNSYLVANIA MUNICIPAL MONEY MARKET

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
------------   --------------------------------------------------------------------   -------------   -------------   -------------
PENNSYLVANIA (continued)
$  1,990,000   WESTMORELAND COUNTY PA INDUSTRIAL DEVELOPMENT PROJECT (IDR,
               PNC FINANCIAL SERVICES GROUP INCORPORATED LOC)+/- SS.                           0.38%     04/01/2017   $  1,990,000
PUERTO RICO: 3.58%
   6,000,000   PUERTO RICO SALES TAX FINANCE CORPORATION ROC RR-II-R-11761
               (SPECIAL TAX REVENUE, CITIBANK NA LOC)+/- SS.                                   0.31      12/01/2047      6,000,000
TEXAS: 0.72%
   1,200,000   PORT ARTHUR TX NAVIGATION DISTRICT ENVIRONMENTAL FACILITIES
               MOTIVA ENTERPRISES B (IDR)+/- SS.                                               0.27      04/01/2040      1,200,000
UTAH: 2.18%
   3,660,000   MERRILL LYNCH PUTTABLE OPTION TAX-EXEMPT RECEIPTS SERIES 1008
               CLASS A (GO STATE, MERRILL LYNCH & COMPANY INCORPORATED LOC)+/- SS.             0.33      01/01/2027      3,660,000
WASHINGTON: 0.60%
   1,000,000   WASHINGTON STATE HOUSING FINANCE COMMISSION (MFHR, FHLMC
               INSURED)+/- SS.                                                                 0.29      07/01/2044      1,000,000
TOTAL MUNICIPAL BONDS & NOTES (COST $166,005,000)                                                                      166,005,000
                                                                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $166,005,000)                                                           99.18%                                   166,005,000
OTHER ASSETS AND LIABILITIES, NET                                              0.82                                      1,365,635
                                                                              -----                                   -------------
TOTAL NET ASSETS                                                             100.00%                                  $167,370,635
                                                                              -----                                   -------------

FOOTNOTE LEGEND: 0.00%

+/-  VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS - OCTOBER 31, 2010 (UNAUDITED)

The Funds' portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2010, all of the Funds' investments in securities carried at fair value were designated as Level 2 inputs.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: December 27, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: December 27, 2010


                                        By: /s/ Kasey L. Phillips

                                            Kasey L. Phillips
                                            Treasurer

                                        Date: December 27, 2010